SHORT-TERM
INVESTMENTS TRUST
                         Prospectus
--------------------------------------------------------------------------------

TREASURY
PORTFOLIO                     The Treasury Portfolio is a money market fund
                         whose investment objective is the maximization of
CASH                     current income to the extent consistent with the
MANAGEMENT               preservation of capital and the maintenance of
CLASS                    liquidity. The Treasury Portfolio seeks to achieve its
                         objective by investing in direct obligations of the
                         U.S. Treasury and repurchase agreements secured by such
DECEMBER 18, 1998        obligations. The instruments purchased by the Treasury
                         Portfolio will have maturities of 397 days or less.

                              The Treasury Portfolio is a series portfolio of
                         Short-Term Investments Trust (the "Trust"), an open-end, diversified, series management investment company. This Prospectus relates solely to the Cash Management Class of the Treasury Portfolio, a class of shares designed to be a convenient vehicle in which institutional customers of banks, certain broker-dealers and other financial institutions can invest in a diversified money market fund.

                              THESE SECURITIES HAVE NOT BEEN APPROVED OR
                         DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              THIS PROSPECTUS SETS FORTH BASIC INFORMATION THAT
                         A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN SHARES OF THE CASH MANAGEMENT CLASS OF THE TREASURY PORTFOLIO AND SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. A STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 18, 1998, HAS BEEN FILED WITH THE UNITED STATES SECURITIES AND EXCHANGE COMMISSION (THE "SEC") AND IS HEREBY INCORPORATED BY REFERENCE. FOR A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION WITHOUT CHARGE, WRITE TO THE ADDRESS ABOVE OR CALL (800) 877-7745. THE SEC MAINTAINS A WEB SITE AT HTTP://WWW.SEC.GOV THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING THE TRUST.

                              THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS
                         OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE TRUST'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT THE TREASURY PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. SHARES OF THE TRUST INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.



[AIM LOGO APPEARS HERE]
Fund Management Company

11 Greenway Plaza
Suite 100
Houston, Texas 77046-1173
(800) 877-7745

                                    SUMMARY

THE PORTFOLIO AND ITS INVESTMENT OBJECTIVE

  The Trust is an open-end diversified series management investment company. This Prospectus relates to the Cash Management Class (the "Class") of the Treasury Portfolio (the "Portfolio"). The Portfolio is a money market fund which invests in direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The instruments purchased by the Portfolio will have maturities of 397 days or less. The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

  Pursuant to separate prospectuses, the Trust also offers other classes of shares of beneficial interest representing interests in the Portfolio: the Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The Trust also offers shares of six classes of the Treasury TaxAdvantage Portfolio and shares of six classes of the Government & Agency Portfolio, each pursuant to separate prospectuses. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The portfolios of the Trust are referred to collectively as the "Portfolios."

  Because the Trust declares dividends on a daily basis, shares of each class of the Portfolio have the same net asset value (proportionate interest in the net assets of the Portfolio) and bear equally those expenses, such as the advisory fee, that are allocated to the Portfolio as a whole. All classes of the Portfolio share a common investment objective and portfolio of investments. However, different classes of the Portfolio have different shareholder qualifications and are separately allocated certain class expenses, such as those associated with the distribution of their shares. Therefore, each class will have a different dividend payment and a different yield.

INVESTORS IN THE CLASS

  The Class is designed to be a convenient vehicle in which institutional customers of banks, certain broker-dealers and other financial institutions can invest in a diversified open-end money market fund.

PURCHASE OF SHARES

  Shares of the Class that are offered hereby are sold at net asset value. The minimum initial investment in the Class is $1,000,000. There is no minimum amount for subsequent investments. Payment for shares of the Class purchased must be in funds immediately available to the Portfolio. See "Purchase of Shares."

REDEMPTION OF SHARES

  Redemptions may be made without charge at net asset value. Payment for redeemed shares of the Class for which redemption orders are received prior to 5:00 p.m. Eastern Time will normally be made on the same day. See "Redemption of Shares."

DIVIDENDS

  The net income of the Portfolio is declared as a dividend daily to shareholders of record immediately after 6:00 p.m. Eastern Time. Dividends are paid monthly by check or wire transfer unless the shareholder has previously elected to have such dividends automatically reinvested in additional shares of the Class. Information concerning the amount of the dividends declared on any particular day will normally be available by 6:00 p.m. Eastern Time on that day. See "Dividends."

NET ASSET VALUE

  The Trust uses the amortized cost method of valuing the securities of the Portfolio and rounds the per share net asset value to the nearest whole cent. Accordingly, the net asset value per share of the Portfolio will normally remain constant at $1.00. AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. See "Net Asset Value."

INVESTMENT ADVISOR

  A I M Advisors, Inc. ("AIM") serves as the Portfolio's investment advisor and receives a fee based on the Portfolio's average daily net assets. During the fiscal year ended August 31, 1998, the Trust paid AIM advisory fees with respect to the Portfolio which represented 0.06% of the average daily net assets of the Portfolio. AIM is primarily engaged in the business of acting as manager or advisor to investment companies. Under a separate Administrative Services Agreement, AIM may be reimbursed by the Trust for its costs of performing certain accounting and other administrative services for the Fund. See "Management of the Trust -- Investment Advisor" and "-- Administrative Services." Under a Transfer Agency and Service Agreement, A I M Fund Services, Inc. ("Transfer Agent"), AIM's wholly owned subsidiary and a registered transfer agent, receives a fee for its provision of transfer agency, dividend distribution and disbursement, and shareholder services to the Trust. See "General Information -- Transfer Agent and Custodian."

DISTRIBUTOR AND DISTRIBUTION PLAN

  Fund Management Company ("FMC") acts as the exclusive distributor of the shares of the Class. Pursuant to a plan of distribution adopted by the Trust's Board of Trustees, FMC receives a fee from the Trust of up to 0.10% of the average daily net assets of the Portfolio attributable to the shares of the Class as compensation for distribution-related services pursuant to plans of distribution adopted by the Trust's Board of Trustees. The Trust may also make payments pursuant to such distribution plans to certain broker-dealers or other financial institutions for distribution-related services. See "Purchase of Shares" and "Distribution Plan."

SPECIAL RISK CONSIDERATIONS

  The Portfolio may borrow money and enter into reverse repurchase agreements. The Portfolio may invest in repurchase agreements and purchase securities for delayed delivery. Accordingly, an investment in the Portfolio may entail somewhat different risks from an investment in an investment company that does not engage in such practices. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. See "Investment Program."

  The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM
Logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest With Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

                           TABLE OF FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES*
  Maximum sales load imposed on purchases
     (as a percentage of offering price)....................                  None
  Maximum sales load on reinvested dividends
     (as a percentage of offering price)....................                  None
  Deferred sales load (as a percentage of original purchase
     price or redemption proceeds, as applicable)...........                  None
  Redemption fees (as a percentage of amount
     redeemed, if applicable)...............................                  None
  Exchange fee..............................................                  None

ANNUAL PORTFOLIO OPERATING EXPENSES -- CASH MANAGEMENT CLASS
  (AS A PERCENTAGE OF AVERAGE NET ASSETS)
  Management fees...........................................                  0.06%
  12b-1 fees (after fee waivers)**..........................                  0.08%
  Other expenses:
     Custodian fees.........................................      0.01%
     Other..................................................      0.02%
                                                                ------
          Total other expenses..............................                  0.03%
                                                                            ------
  Total portfolio operating expenses -- Cash Management
     Class**................................................                  0.17%
                                                                            ======

---------------
 * Beneficial owners of shares of the Class should consider the effect of any charges imposed by their bank, broker-dealer or other financial institution for various services.
** If there were no fee waivers, 12b-1 fees and Total portfolio operating expenses would be 0.10% and 0.19%, respectively.

EXAMPLE

  An investor in the Class would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.

 1 year.....................................................    $ 2
 3 years....................................................    $ 5
 5 years....................................................    $10
10 years....................................................    $22

  The Table of Fees and Expenses is designed to assist an investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management of the Trust" below.) The expense figures are based upon actual costs and fees charged to the Class for the fiscal year ended August 31, 1998. The Table of Fees and Expenses reflects a voluntary waiver of 12b-1 fees for the Class. Future waivers of fees (if any) may vary from the figures reflected in the Table of Fees and Expenses. To the extent any service providers assume expenses of the Class, such assumption of expenses will have the effect of lowering the Class's overall expense ratio and increasing its yield to investors. Beneficial owners of shares of the Class should also consider the effect of any charges imposed by the institution maintaining their accounts.

  The example in the Table of Fees and Expenses assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Portfolio Operating Expenses -- Cash Management Class" remain the same in the years shown.

  The example shown in the above table is based on the amounts listed under "Annual Portfolio Operating Expenses." THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE AN ACCURATE REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS

  Shown below are the per share data, ratios and supplemental data (collectively, "data") for each of the years in the five-year period ended August 31, 1998 and the period August 17, 1993 (date sales commenced) through August 31, 1993. The data has been audited by KPMG Peat Marwick LLP, independent auditors, whose report on the financial statements and the related notes appears in the Statement of Additional Information.

                                       1998        1997        1996        1995        1994        1993
                                     --------    --------    --------    --------    --------    --------
Net asset value, beginning of
  period...........................  $   1.00    $   1.00    $   1.00    $  1.00     $  1.00     $  1.00
Income from investment operations:
  Net investment income............      0.05        0.05        0.05       0.05        0.03       0.001
                                     --------    --------    --------    -------     -------     -------
Less distributions:
  Dividends from net investment
    income.........................     (0.05)      (0.05)      (0.05)     (0.05)      (0.03)     (0.001)
                                     --------    --------    --------    -------     -------     -------
Net asset value, end of period.....  $   1.00    $   1.00    $   1.00    $  1.00     $  1.00     $  1.00
                                     --------    --------    --------    -------     -------     -------
Total return.......................      5.56%       5.39%       5.48%      5.57%       3.44%       2.91%(a)
                                     ========    ========    ========    =======     =======     =======
Ratios/supplemental data:
  Net assets, end of period (000s
    omitted).......................  $933,791    $829,243    $789,627    $81,219     $73,619     $ 8,681
                                     ========    ========    ========    =======     =======     =======
  Ratio of expenses to average net
    assets(b)......................      0.17%(c)     0.17%      0.17%      0.18%       0.16%       0.16%(a)
                                     ========    ========    ========    =======     =======     =======
  Ratio of net investment income to
    average net assets(d)..........      5.42%(c)     5.25%      5.25%      5.42%       3.48%       3.00%(a)
                                     ========    ========    ========    =======     =======     =======

---------------

(a) Annualized.

(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.19%, 0.19%, 0.19%, 0.20%, 0.21% and 0.18% (annualized) for the periods
    1998-1993, respectively.

(c) Ratios are based on average net assets of $1,032,845,745.

(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 5.40%, 5.24%, 5.23%, 5.40%, 3.43% and 2.98% (annualized)
    for the periods 1998-1993, respectively.

                           SUITABILITY FOR INVESTORS

  The shares of the Class are intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions who seek a convenient vehicle in which to invest in an open-end diversified money market fund. It is expected that the shares of the Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. The minimum initial investment is $1,000,000.

  Investors in the shares of the Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the shares of the Class.

                               INVESTMENT PROGRAM

INVESTMENT OBJECTIVE

  The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Portfolio seeks to achieve its objective by investing in direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The money market instruments in which the Portfolio invests are considered to carry very little risk and accordingly may not have as high a yield as that available on money market instruments of lesser quality. The Portfolio consists exclusively of money market instruments which have maturities of 397 days or less from the date of purchase (except that securities subject to repurchase agreements may have longer maturities).

INVESTMENT POLICIES

  The Portfolio invests exclusively in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and repurchase agreements relating to such securities. The Portfolio may also engage in the investment practices described below. The market values of the money market instruments held by the Portfolio will be affected by changes in the yields available on similar securities. If yields have increased since a security was purchased, the market value of such security will generally have decreased. Conversely, if yields have decreased, the market value of such security will generally have increased.

  REPURCHASE AGREEMENTS. The Portfolio intends to invest in repurchase agreements with banks and broker-dealers pertaining to the securities described above and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two nationally recognized statistical rating organizations ("NRSROs"), or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO, or, if unrated, are determined by the Portfolio's investment advisor (under the supervision of and pursuant to guidelines established by the Board of Directors) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. government securities. A repurchase agreement is an instrument under which the Portfolio acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed-upon time and price, thereby determining the yield during the Portfolio's holding period. Repurchase transactions are limited to a term not to exceed 365 days. The Portfolio may enter into repurchase agreements only with institutions believed by the Trust's Board of Trustees to present minimal credit risk. With regard to repurchase transactions, in the event of a bankruptcy or other default of a seller of a repurchase agreement (such as the seller's failure to repurchase the obligation in accordance with the terms of the agreement), the Portfolio could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. Repurchase agreements are considered to be loans under the 1940 Act.

  BORROWING MONEY/REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow money and enter into reverse repurchase agreements with respect to its portfolio securities in amounts up to 10% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement. Reverse repurchase agreements involve the sale by the Portfolio of a portfolio security at an agreed-upon price, date and interest payment. The Portfolio will borrow money or enter into reverse repurchase agreements solely for temporary or defensive purposes, such as to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests should they occur. Reverse repurchase transactions are limited to a term not to exceed 92 days. The Portfolio will use reverse repurchase agreements when the interest income to be earned from the securities that would otherwise have to be liquidated to meet redemption requests is greater than the interest expense of the reverse repurchase transaction. The Portfolio will give shareholders notice of its intent to enter into a reverse repurchase agreement in sufficient time to permit shareholder redemptions before the Portfolio enters into any reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio in lieu of liquidation may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. The risk, if encountered, could cause a reduction in the net asset value of the Portfolio's shares. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

  LENDING OF PORTFOLIO SECURITIES. The Portfolio may also lend its portfolio securities in amounts up to 33 1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.

  PURCHASING DELAYED DELIVERY SECURITIES. In managing the Portfolio's investments, AIM may indicate to dealers or issuers its interest in acquiring certain securities for the Portfolio for settlement beyond a customary settlement date. In some cases, the Portfolio may agree to purchase such securities at stated prices and yields. In such cases, such securities are considered "delayed delivery" securities when traded in the secondary market. Since this is done to facilitate the acquisition of portfolio securities and is not for the purpose of investment leverage, the amount of delayed delivery securities involved may not exceed the estimated amount of funds available for investment on the settlement date. Until the settlement date, liquid assets of the Portfolio with a dollar value sufficient at all times to make payment for the delayed delivery securities will be segregated. The total amount of segregated liquid assets may not exceed 25% of the Portfolio's total assets. The delayed delivery securities, which will not begin to accrue interest until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risks of market value fluctuations. The purchase price of the delayed delivery securities will be recorded as a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio's right to acquire delayed delivery securities will not be divested prior to the settlement date.

  ILLIQUID SECURITIES. The Portfolio will invest no more than 10% of its net assets in illiquid securities.

  PORTFOLIO TRANSACTIONS. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Securities held by the Portfolio will be disposed of prior to maturity if an earlier disposition is deemed desirable by AIM to meet redemption requests. In addition, AIM will continually monitor the creditworthiness of issuers whose securities are held by the Portfolio, and securities held by the Portfolio may be disposed of prior to maturity as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

  INVESTMENT IN OTHER INVESTMENT COMPANIES. The Trust is permitted to invest in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and, if applicable, exemptive orders granted by the SEC.

  The investment policies described above may be changed by the Board of Trustees without the affirmative vote of a majority of the outstanding shares of beneficial interest of the Trust.

INVESTMENT RESTRICTIONS

  The Portfolio's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. These restrictions are designed to minimize certain risks associated with investing in specified types of securities or engaging in certain transactions and to limit the amount of the Portfolio's assets which may be concentrated in any specific industry or issuer. The most significant of these restrictions provide that the Portfolio will not:

          (1) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as such rule may be amended from time to time, and except that the Portfolio may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

          (2) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities. The Portfolio will not purchase securities while borrowings in excess of 5% of its total assets are outstanding.

  The foregoing investment restrictions of the Portfolio (as well as certain others set forth in the Statement of Additional Information) are matters of fundamental policy which may not be changed without the affirmative vote of a majority of the outstanding shares of the Portfolio.

  In addition to the restrictions described above, the Portfolio must also comply with the requirements of Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time, which govern the operations of money market funds, and may be more restrictive than the policies described herein. A description of further investment restrictions applicable to the Portfolio is contained in the Statement of Additional Information.

                               PURCHASE OF SHARES

  Shares of the Class are sold on a continuing basis at their net asset value next determined after an order has been received by the Portfolio. As discussed below, the Trust reserves the right to reject any purchase order. Although there is no sales charge imposed on the purchase of shares of the Class, banks or other institutions may charge a recordkeeping, account maintenance or other fee to their customers, and beneficial holders of the shares of the Class should consult with the institutions maintaining their accounts to obtain a schedule of applicable fees. To facilitate the investment of proceeds of purchase orders, the investors are urged to place their orders as early in the day as possible. Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the Transfer Agent prior to 5:00 p.m. Eastern Time on a business day of the Portfolio. Purchase orders received after such time will be processed at the next day's net asset value. Following the initial investment, subsequent purchases of shares of the Class may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product. Shares of the Class will earn the dividend declared on the effective date of purchase.

  A "business day of the Portfolio" is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Trust's custodian bank, are open for business. The Portfolio, however, reserves the right to change the time for which purchase and redemption requests must be submitted to the Portfolio for execution on the same day or any day when the U.S. primary broker-dealer community is closed for business or trading is restricted due to national holidays. It is expected that The Bank of New York and the Federal Reserve Bank of New York will be closed during the next twelve months on Saturdays and Sundays, and on the observed holidays of New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

  Shares of the Class are sold to institutional customers of banks, certain broker-dealers and other financial institutions (individually, an "Institution" and collectively, "Institutions"). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an Institution may invest in the shares of the Class. Each Institution will render administrative support services to its customers who are the beneficial owners of the shares of the Class. Such services may include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Class; providing periodic statements showing a customer's account balance in shares of the Class; distribution of Trust proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the Institution; and such other services as the Trust may reasonably request. Institutions will be required to certify to the Trust that they comply with applicable state laws regarding registration as broker-dealers, or that they are exempt from such registration.

  Prior to the initial purchase of shares of the Class, an Account Application, which can be obtained from the Transfer Agent, must be completed and sent to the Transfer Agent at P.O. Box 4497, Houston, Texas 77210-4497. Any changes made to the information provided in the Account Information and Authorization Form must be made in writing or by completing a new form and providing it to the Transfer Agent. An investor must open an account in the shares of the Class through an Institution in accordance with procedures established by such Institution. Each Institution separately determines the rules applicable to accounts in the shares of the Class opened with it, including minimum initial and subsequent investment requirements and the procedures to be followed by investors to effect purchases of shares of the Class. The minimum initial investment is $1,000,000, and there is no minimum amount of subsequent purchases of shares of the Class by an Institution on behalf of its customers. An investor who proposes to open a Portfolio account with an Institution should consult with a representative of such Institution to obtain a description of the rules governing such an account. The Institution holds shares of the Class registered in its name, as agent for the customer, on the books of the Institution. A statement with regard to the customer's shares of the Class is supplied to the customer periodically, and confirmations of all transactions for the account of the customer are provided by the Institution to the customer promptly upon request. In addition, the Institution sends to each customer proxies, periodic reports and other information with regard to the customer's shares of the Class. The customer's shares of the Class are fully assignable and subject to encumbrance by the customer.

  All agreements which relate to a customer's account with an Institution are with the Institution. An investor may terminate his relationship with an Institution at any time, in which case an account in the investor's name will be established directly with the Portfolio and the investor will become a shareholder of record. In such case, however, the investor will not be able to purchase additional shares of the Class directly, except through reinvestment of dividends and distributions.

  Orders for the purchase of shares of the Class are placed by the investor with the Institution. The Institution is responsible for the prompt transmission of the order to the Trust. The Portfolio will normally be required to make immediate settlement in federal funds (member bank deposits with a Federal Reserve Bank) for portfolio securities purchased. Accordingly, payment for shares of the Class purchased by Institutions on behalf of their customers must be in federal funds. If an investor's order to purchase shares of the Class is paid for other than in federal funds, the Institution, acting on behalf of the investor, completes the conversion into federal funds (which may take two business days), or itself advances federal funds prior to conversion, and promptly transmits the order and payment in the form of federal funds to the Transfer Agent.

  Subject to the conditions stated above and to the Trust's right to reject any purchase order, orders will be accepted (i) when payment for shares of the Class purchased is received by The Bank of New York, the Trust's custodian bank, in the form described above and notice of such order is provided to the Transfer Agent or (ii) at the time the order is placed, if the Portfolio is assured of payment. Shares of the Class purchased by orders which are accepted prior to 5:00 p.m. Eastern Time will earn the dividend declared on the date of purchase.

  Any request for correction to a transaction of Portfolio shares must be submitted in writing to the Transfer Agent. The Transfer Agent reserves the right to reject any such request. When a correction results in a dividend adjustment, the institution must agree in writing to reimburse the Portfolio for any loss resulting from the correction. Failure to deliver purchase proceeds on the requested settlement date may result in a claim against the institution for an amount equal to the overdraft charge incurred by the Portfolio.

  Federal Reserve wires should be sent as early as possible in order to facilitate crediting to the shareholder's account. Any funds received with respect to an order which is not accepted by the Trust and any funds received for which an order has not been received will be returned to the sending Institution. An order must specify that it is for the purchase of shares of the "Cash Management Class of the Treasury Portfolio," otherwise any funds received will be returned to the sending Institution.

  The Trust reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject any purchase order.

                              REDEMPTION OF SHARES

  A shareholder may redeem any or all of its shares of the Class at the net asset value next determined after receipt of the redemption request in proper form by the Trust. Redemption requests with respect to the Class may also be made via AIM LINK--Registered Trademark-- Remote. Normally, the net asset value per share of the Portfolio will remain constant at $1.00. See "Net Asset Value." Redemption requests with respect to shares of the Class are normally made through a customer's Institution.

  Payment for redeemed shares of the Class is normally made by Federal Reserve wire to the commercial bank account designated in the Institution's Account Application, but may be remitted by check upon request by a shareholder. If a redemption request is received by the Transfer Agent prior to 5:00 p.m. Eastern Time on a business day of the Portfolio, the redemption will be effected at the net asset value next determined on such day and the shares of the Class to be redeemed will not receive the dividend declared on the effective date of the redemption. If a redemption request is received by the Transfer Agent after 5:00 p.m. Eastern Time or on other than a business day of the Portfolio, the redemption will be effected at the net asset value of the Portfolio determined as of 5:00 p.m. Eastern Time on the next business day of the Portfolio, and the proceeds of such redemption will normally be wired on the effective day of the redemption. The Portfolio reserves the right to change the time for which redemption requests must be submitted to and received by the Transfer Agent for execution on the same day on any day when the U.S. primary broker-dealer community is closed for business or trading is restricted due to national holiday.

  A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Trust. The authorized signature on the notice must be guaranteed by a commercial bank or a trust company. Additional documentation may be required when deemed appropriate by the Trust or the Transfer Agent.

  Shareholders may request a redemption by telephone. Neither the Transfer Agent nor FMC will be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the Account Application if they reasonably believe such request to be genuine but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), and mailings of confirmations promptly after the transaction.

  Payment for shares of the Class redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The Trust may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the Portfolio's best interest to do so.

  The shares of the Class are not redeemable at the option of the Trust unless the Board of Trustees of the Trust determines in its sole discretion that failure to so redeem may have materially adverse consequences to the shareholders of the Trust.

                                   DIVIDENDS

  Dividends from the net income of the Portfolio are declared daily to shareholders of record of each class of the Portfolio as of immediately after 5:00 p.m. Eastern Time on the day of declaration. Net income for dividend purposes is determined daily as of 5:00 p.m. Eastern Time. The dividend accrued and paid for each class will consist of (a) income of the Portfolio, the allocation of which is based upon such class's pro rata share of the total outstanding shares representing an interest in the Portfolio, less (b) Portfolio expenses, such as custodian fees, trustees' fees, accounting and legal expenses, based upon such class's pro rata share of the net assets of the Portfolio, less
(c) expenses directly attributable to such class, such as distribution expenses, if any, and transfer agency fees. Although realized gains and losses on the assets of the Portfolio are reflected in its net asset value, they are not expected to be of an amount which would affect its $1.00 per share net asset value for purposes of purchases and redemptions. See "Net Asset Value." Distributions from net realized short-term gains may be declared and paid yearly or more frequently. See "Taxes." The Portfolio does not expect to realize any long-term capital gains or losses.

  All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. A shareholder may elect to have all dividends automatically reinvested in additional full and fractional Shares at the net asset value as of 5:00 p.m. Eastern Time on the last business day of the month. Such election, or any revocation thereof, must be made in writing by the Institution to the Transfer Agent at P.O. Box 4497, Houston, Texas 77210-4497 and will become effective with dividends paid after its receipt by the Transfer Agent. If a shareholder redeems all the Shares in its account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption.

  The Portfolio uses its best efforts to maintain its net asset value per share at $1.00 for purposes of sales and redemptions. See "Net Asset Value." Should the Trust incur or anticipate any unusual expense, loss or depreciation which could adversely affect the income or net asset value of the Portfolio, the Trust's Board of Trustees would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of the then prevailing circumstances. For example, under such unusual circumstances, the Board of Trustees might reduce or suspend the daily dividend in order to prevent to the extent possible the net asset value per share of the Portfolio from being reduced below $1.00. Thus, such expenses, losses or depreciation may result in a shareholder receiving no dividends for the period during which it held its Shares and cause such a shareholder to receive upon redemption a price per share lower than the shareholder's original cost.

                                     TAXES

  The policy of the Portfolio is to distribute to its shareholders at least 90% of its investment company taxable income for each year and consistent therewith to meet the distribution requirements of Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Portfolio also intends to meet the distribution requirements imposed by the Code in order to avoid the imposition of a 4% excise tax. The Portfolio intends to distribute at least 98% of its net investment income for the calendar year and at least 98% of its net realized capital gains, if any, for the period ending on October 31. The Portfolio also intends to meet the other requirements of Subchapter M, including the requirements with respect to diversification of assets and sources of income, so that the Portfolio will pay no taxes on net investment income and net realized capital gains paid to shareholders.

  Dividends paid by the Portfolio are subject to taxation as of the date of payment, whether received by shareholders in cash or shares of the Class. The Code provides an exception to this general rule: if the Portfolio declares a dividend in October, November or December to shareholders of record in such months and pays the dividend during January of the next year, a shareholder will be treated for tax purposes as having received the dividend on December 31 of the year in which it is declared rather than in January when it is paid. It is anticipated that no portion of distributions will be eligible for the dividends received deduction for corporations. Dividends paid by the Portfolio from its net investment income and short-term capital gains are taxable to shareholders at ordinary income tax rates.

  The Portfolio will be treated as a separate corporation for purposes of determining taxable income, distribution requirements and other requirements of Subchapter M. Therefore, the Portfolio may not offset its gains against the losses of the other portfolio of the Trust and each portfolio of the Trust must specifically comply with all the provisions of the Code.

  Distributions and transactions referred to in the preceding paragraphs may be subject to state, local or foreign taxes, and the treatment thereof may differ from the federal income tax consequences discussed herein. Shareholders are advised to consult with their own tax advisors concerning the application of state, local or foreign taxes.

  Foreign persons who file a United States tax return after December 31, 1996 for a U.S. tax refund and who are not eligible to obtain a social security number must apply to the Internal Revenue Service ("IRS") for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the Transfer Agent.

                                NET ASSET VALUE

  The net asset value per share of the Portfolio is determined daily as of 5:00 p.m. Eastern Time on each business day of the Portfolio. Net asset value per share is determined by dividing the value of the Portfolio's securities, cash and other assets (including interest accrued but not collected) less all of its liabilities (including accrued expenses and dividends payable), by the number of shares outstanding of the Portfolio and rounding the resulting per share net asset value to the nearest one cent.

  The securities of the Portfolio are valued on the basis of amortized cost pursuant to rules promulgated by the SEC applicable to money market funds. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if the security were sold. During such periods, the daily yield on shares of the Portfolio, computed as described in "Purchases and Redemptions -- Performance Information" in the Statement of Additional Information, may differ somewhat from an identical computation made by an investment company with identical investments utilizing available indications as to market value to value its portfolio securities.

                               YIELD INFORMATION

  Yield information for the Class can be obtained by calling the Trust at (800) 877-7745. Yields will fluctuate from time to time and are not necessarily indicative of future results. Accordingly, the yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield is a function of the type and quality of the Portfolio's investments, the Portfolio's maturity and the operating expense ratio of the Class. A SHAREHOLDER'S INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT OR BY ANY INSTITUTION. THESE FACTORS SHOULD BE CAREFULLY CONSIDERED BY AN INVESTOR BEFORE MAKING AN INVESTMENT IN THE PORTFOLIO.

  For the seven-day period ended August 31, 1998, the current yield and the effective yield of the Class (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the average annualized current yield for the period) were 5.45% and 5.60%, respectively. These performance numbers are quoted for illustration purposes only. The performance numbers for any other seven-day period may be substantially different from those quoted above.

  To assist banks and other institutions performing their own subaccounting, same day information as to the daily dividend per share for the Portfolio to eight decimal places and current yield normally will be available by 6:00 p.m. Eastern Time.

  From time to time and in its discretion, AIM or its affiliates may waive all or a portion of its advisory fees and/or assume certain expenses of the Portfolio. Such a practice will have the effect of increasing the Portfolio's yield and total return.

                            REPORTS TO SHAREHOLDERS

  The Trust furnishes shareholders with semi-annual reports containing information about the Portfolio and its operations, including a list of the investments held by the Portfolio and financial statements. The annual financial statements are audited by the Trust's independent auditors.

  Unless otherwise requested by the shareholder, each shareholder will be provided by its Institution with a written confirmation for each transaction. Institutions establishing sub-accounts will receive a written confirmation for each transaction in a sub-account. Duplicate confirmations may be transmitted to the beneficial owner of the sub-account if requested by the Institution. The Institution will receive a periodic statement setting forth, for each sub-account, the share balance, income earned for the month, income earned for the year to date and the total current value of the account.

                            MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

  The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to the Trust, including agreements with the Trust's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Trust are delegated to the Trust's officers and to AIM, subject always to the objective and policies of the Trust and to the general supervision of the Trust's Board of Trustees. Information concerning the Board of Trustees may be found in the Statement of Additional Information. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM.

  For a discussion of AIM Management and its subsidiaries' Year 2000 Compliance Project, see "General Information -- Year 2000 Compliance Project."

INVESTMENT ADVISOR

  A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, acts as the investment advisor for the Portfolio pursuant to a Master Investment Advisory Agreement (the "Advisory Agreement"). AIM was organized in 1976 and, to-gether with its affiliates, manages or advises over 90 investment company portfolios. Certain of the directors and officers of AIM are also trustees or executive officers of the Trust. AIM is a wholly owned subsidiary of AIM Management. AIM Management is a holding company in the financial services business. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC, a publicly-traded holding company that, through its subsidiaries, engages in institutional investment management and retail fund business in the United States, Europe and the Pacific Region.

  Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Portfolio's shares are qualified for sale.

  For the fiscal year ended August 31, 1998, AIM received fees from the Trust with respect to the Portfolio under the Advisory Agreement which represented 0.06% of the Portfolio's average daily net assets. During such fiscal year, the expenses of the Class, including AIM's fees, amounted to 0.17% of the Class's average daily net assets.

ADMINISTRATIVE SERVICES

  The Trust has entered into a Master Administrative Services Agreement with AIM (the "Administrative Services Agreement"), pursuant to which AIM has agreed to provide or arrange for the provision of certain accounting and other administrative services to the Portfolio, including the services of a principal financial officer of the Trust and related staff. As compensation to AIM for its services under the Administrative Services Agreement, the Portfolio may reimburse AIM for expenses incurred by AIM in connection with such services.

FEE WAIVERS

  AIM or its affiliates may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee and/or assume certain expenses of the Portfolio but will retain its ability to be reimbursed for such fee or expenses prior to the end of each fiscal year.

DISTRIBUTOR

  The Trust has entered into a Master Distribution Agreement (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Class. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Certain trustees and officers of the Trust are affiliated with FMC and AIM. The Distribution Agreement provides that FMC has the exclusive right to distribute shares of the Trust either directly or through other broker-dealers. FMC is the distributor of several of the mutual funds managed or advised by AIM.

  FMC may, from time to time, at its expense, pay a bonus or other consideration or incentive to dealers or financial institutions who sell a minimum dollar amount of the shares of the Class during a specific period of time. In some instances, these incentives may be offered only to certain dealers or financial institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus payments or other consideration shall not exceed 0.05% of the net asset value of the shares of the Class sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of shares of the Class or the amount received as proceeds from such sales. Sales of the shares of the Class may not be used to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

DISTRIBUTION PLAN

  The Trust has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Trust may compensate FMC in connection with the distribution of the shares of the Class an amount equal to 0.10% on an annualized basis of the average daily net assets of the Portfolio attributable to the Class. Such amount may be expended when and if authorized by the Board of Trustees and may be used to finance such distribution-related services as expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and costs of administering the Plan.

  Of the compensation paid to FMC under the Plan, a service fee may be paid to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Class, in amounts of up to 0.10% of the average daily net assets of the Portfolio attributable to the Class which are attributable to the customers of such dealers or financial institutions. Payments retained by FMC would be characterized as an asset-based sales charge pursuant to the Plan. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to the Class. The Plan does not obligate the Trust to reimburse FMC for the actual expenses

FMC may incur in fulfilling its obligations under the Plan on behalf of the Class. Thus, under the Plan, even if FMC's actual expenses exceed the fee payable to FMC thereunder at any given time, the Trust will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

  The Plan requires the officers of the Trust to provide the Board of Trustees at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. The Board of Trustees shall review these reports in connection with their decisions with respect to the Plan.

  As required by Rule 12b-1 under the 1940 Act, the Plan has been approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Trustees"). In approving the Plan, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the Fund and the holders of the shares of the Class.

  The Plan may be terminated by a vote of a majority of the Qualified Trustees, or by a vote of a majority of the holders of the outstanding voting securities of the class to which the Plan relates. Any change in the Plan that would increase materially the distribution expenses paid by the Class requires shareholder approval; otherwise the Plan may be amended by the trustees, including a majority of the Qualified Trustees, by vote cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Qualified Trustees is committed to the discretion of the Qualified Trustees.

PORTFOLIO TRANSACTIONS AND BROKERAGE

  AIM is responsible for decisions to buy and sell securities for the Portfolio, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolio may also purchase securities from underwriters at prices which include a concession paid by the issuer to the underwriter.

  AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment programs. Certain research services furnished by dealers may be useful to clients of AIM other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio.

                              GENERAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES

  The Trust is a Delaware business trust. The Trust was originally incorporated in Maryland on January 24, 1977, but had no operations prior to November 10, 1980. Effective December 31, 1986, the Trust was reorganized as a Massachusetts business trust; and effective October 15, 1993, the Trust was reorganized as a Delaware business trust. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Treasury Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Trust and STIC. All historical financial and other information contained in this Prospectus for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof). Shares of beneficial interest of the Trust are divided into eighteen classes. Six classes, including the Class, represent interests in the Portfolio, six classes represent interests in the Treasury TaxAdvantage Portfolio, and six classes represent interests in the Government & Agency Portfolio. Each class of shares has a par value of $.01 per share. The other classes of the Trust may have different sales charges and other expenses which may affect performance. An investor may obtain information concerning the Trust's other classes by contacting FMC.

  All shares of the Trust have equal rights with respect to voting, except that the holders of shares of a particular portfolio or class will have the exclusive right to vote on matters pertaining solely to that portfolio or class. For example, holders of shares of a particular portfolio will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such portfolio. In addition, if a portfolio is divided into various classes, holders of shares of a particular class will have the exclusive right to vote on any matter, such as distribution arrangements, which relates solely to such class. The holders of shares of the Portfolio have distinctive rights with respect to dividends and redemption which are more fully described in this Prospectus. In the event of liquidation or termination of the Trust, holders of shares of each portfolio will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective portfolio to which such shares relate, less (b) the liabilities of the Trust attributable or allocated to the respective portfolio based on the liquidation value of the portfolio. Fractional shares of each portfolio have the same rights as full shares to the extent of their proportionate interest.

  There will not normally be annual shareholders' meetings. Shareholders may remove trustees from office by votes cast at a meeting of shareholders called solely for such purpose or by written consent. A meeting of shareholders for the sole purpose of considering removal of a trustee shall be called at the request of the holders of 10% or more of the Trust's outstanding shares.

  There are no preemptive or conversion rights applicable to any of the Trust's shares. The Trust's shares, when issued, will be fully paid and non-assessable. The Board of Trustees may create additional portfolios of the Trust without shareholder approval.

TRANSFER AGENT AND CUSTODIAN

  The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, acts as custodian for the portfolio securities and cash of the Portfolio. A I M Fund Services, Inc., P.O. Box 4497, Houston, Texas 77210-4497, acts as transfer agent for the shares of the Class.

LEGAL COUNSEL

  The law firm of Ballard Spahr Andrews & Ingersoll, LLP, Philadelphia, Pennsylvania, serves as counsel to the Trust and passes upon certain legal matters for the Trust.

SHAREHOLDER INQUIRIES

  Shareholder inquiries concerning the status of an account should be directed to an investor's Institution, or to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or may be made by calling (800) 877-7745.

YEAR 2000 COMPLIANCE PROJECT

  In providing services to the Trust, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the Trust provide the Trust and its shareholders.

  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be reviewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that AIM Management and its subsidiaries will not otherwise be adversely affected by the year 2000 issue.

OTHER INFORMATION

  This Prospectus sets forth basic information that investors should know about the Trust and the Portfolio prior to investing. A Statement of Additional Information has been filed with the SEC. Copies of the Statement of Additional Information are available upon request and without charge by writing or calling the Trust or FMC. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

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================================================================================

SHORT-TERM INVESTMENTS TRUST
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173
(800) 877-7745

INVESTMENT ADVISOR
A I M ADVISORS, INC.
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173
(713) 626-1919

DISTRIBUTOR
FUND MANAGEMENT COMPANY
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173
(800) 877-7745

AUDITORS
KPMG PEAT MARWICK LLP
700 Louisiana
Houston, Texas 77002

CUSTODIAN
THE BANK OF NEW YORK
90 Washington Street,
11th Floor
New York, New York 10286

TRANSFER AGENT
A I M FUND SERVICES, INC.
P.O. Box 4497
Houston, Texas 77210-4497

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY JURISDICTION TO ANY PERSON TO WHOM SUCH OFFERING MAY NOT LAWFULLY BE MADE.

================================================================================


================================================================================

                                   PROSPECTUS

                               December 18, 1998

                                   SHORT-TERM
                               INVESTMENTS TRUST

                             ---------------------

                               TREASURY PORTFOLIO

                             ---------------------

                             CASH MANAGEMENT CLASS
                               TABLE OF CONTENTS

                                                    PAGE
Summary...........................................    2
Table of Fees and Expenses........................    4
Financial Highlights..............................    5
Suitability for Investors.........................    5
Investment Program................................    5
Purchase of Shares................................    7
Redemption of Shares..............................    9
Dividends.........................................    9
Taxes.............................................   10
Net Asset Value...................................   10
Yield Information.................................   11
Reports to Shareholders...........................   11
Management of the Trust...........................   11
General Information...............................   13

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
SHORT-TERM
INVESTMENTS TRUST

                         Prospectus
--------------------------------------------------------------------------------

TREASURY                      The Treasury Portfolio is a money market fund
PORTFOLIO                whose investment objective is the maximization of
                         current income to the extent consistent with the
INSTITUTIONAL            preservation of capital and the maintenance of
CLASS                    liquidity. The Treasury Portfolio seeks to achieve its
                         objective by investing in direct obligations of the
DECEMBER 18, 1998        U.S. Treasury and repurchase agreements secured by such
                         obligations. The instruments purchased by the Treasury
                         Portfolio will have maturities of 397 days or less.

                              The Treasury Portfolio is a series portfolio of
                         Short-Term Investments Trust (the "Trust"), an open-end diversified series management investment company. This Prospectus relates solely to the Institutional Class of the Treasury Portfolio, a class of shares designed to be a convenient vehicle in which institutions, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or other similar capacity can invest in a diversified money market fund.
                              THESE SECURITIES HAVE NOT BEEN APPROVED OR
                         DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              THIS PROSPECTUS SETS FORTH BASIC INFORMATION THAT
                         A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN SHARES OF THE INSTITUTIONAL CLASS OF THE TREASURY PORTFOLIO AND SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. A STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 18, 1998, HAS BEEN FILED WITH THE UNITED STATES SECURITIES AND EXCHANGE COMMISSION THE ("SEC") AND IS HEREBY INCORPORATED BY REFERENCE. A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION IS ATTACHED HERETO. THE SEC MAINTAINS A WEB SITE AT HTTP://WWW.SEC.GOV THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING THE TRUST.

                              THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS
                         OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE TRUST'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT THE TREASURY PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. SHARES OF THE TRUST INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


[AIM LOGO APPEARS HERE]
Fund Management Company

11 Greenway Plaza
Suite 100
Houston, Texas 77046-1173
(800) 659-1005

                                    SUMMARY

THE PORTFOLIO AND ITS INVESTMENT OBJECTIVE

  The Trust is an open-end diversified series management investment company. This Prospectus relates to the Institutional Class (the "Class") of the Treasury Portfolio (the "Portfolio"). The Portfolio is a money market fund which invests in direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The instruments purchased by the Portfolio will have maturities of 397 days or less. The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservations of capital and the maintenance of liquidity.

  Pursuant to separate prospectuses, the Trust also offers other classes of shares of beneficial interest representing interests in the Portfolio: the Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The Trust also offers shares of six classes of the Treasury TaxAdvantage Portfolio and six classes of the Government & Agency Portfolio, each pursuant to a separate prospectus. The portfolios of the Trust are referred to collectively as the "Portfolios."

  Because the Trust declares dividends on a daily basis, shares of each class of the Portfolio have the same net asset value (proportionate interest in the net assets of the Portfolio) and bear equally those expenses, such as the advisory fee, that are allocated to the Portfolio as a whole. All classes of the Portfolio share a common investment objective and portfolio of investments. However, different classes of the Portfolio have different shareholder qualifications and are separately allocated certain class expenses, such as those associated with the distribution of their shares. Therefore, each class will have a different dividend payment and a different yield.

INVESTORS IN THE CLASS

  The Class is designed to be a convenient and economical vehicle in which institutions, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or other similar capacity can invest short-term cash reserves. Although shares of the Class may not be purchased by individuals directly, institutions may purchase shares for accounts maintained by individuals. See "Suitability for Investors." For the fiscal year ended August 31, 1998, the expenses of operation for the Class represented 0.08% of the average daily net assets of the Class.

PURCHASE OF SHARES

  Shares of the Class are sold at net asset value without a sales charge. The minimum initial investment in the Class is $1,000,000. There is no minimum amount for subsequent investments. Payment for shares of the Class purchased must be in federal funds or other funds immediately available to the Portfolio. See "Purchase of Shares."

REDEMPTION OF SHARES

  Redemptions may be made without charge at net asset value. Payment for redeemed shares of the Class for which redemption orders are received prior to 5:00 p.m. Eastern Time will normally be made in federal funds on the same day. See "Redemption of Shares."

DIVIDENDS

  The net income of each Portfolio is declared as a dividend daily to shareholders of record immediately after 4:00 p.m. Eastern Time. Dividends are paid monthly by check or wire transfer unless the shareholder has previously elected to have such dividends automatically reinvested in additional shares of the Class. Information concerning the amount of the dividends declared on any particular day will normally be available by 6:00 p.m. Eastern Time on that day. See "Dividends."

NET ASSET VALUE

  The Trust uses the amortized cost method of valuing the securities held by the Portfolio and rounds the per share net asset value to the nearest whole cent. Accordingly, the net asset value per share of the Portfolio will normally remain constant at $1.00. AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. See "Net Asset Value."

INVESTMENT ADVISOR

  A I M Advisors, Inc. ("AIM") serves as the Portfolio's investment advisor and receives a fee based on the Portfolio's average daily net assets. During the fiscal year ended August 31, 1998, the Trust paid AIM fees with respect to the Portfolio which repre-sented 0.06% of the average daily net assets of the Portfolio. AIM is primarily engaged in the business of acting as manager or advisor to investment companies. Under an Administrative Services Agreement, AIM may be reimbursed by the Trust for its costs of performing certain accounting and other administrative services for the Trust. See "Management of the Trust -- Investment Advisor" and
"-- Administrative Services." Under a Transfer Agency and Service Agreement,
A I M Fund Services, Inc., ("Transfer Agent"), AIM's wholly owned subsidiary and a registered transfer agent, receives a fee for its provision of transfer agency, dividend distribution and disbursement, and shareholder services to the Trust. See "General Information -- Transfer Agent and Custodian."

DISTRIBUTOR

  Fund Management Company ("FMC") acts as the exclusive distributor of the Trust's shares. FMC does not receive any fee for distribution services from the Trust. See "Purchase of Shares."

SPECIAL RISK CONSIDERATIONS

  The Portfolio may borrow money and enter into reverse repurchase agreements. The Portfolio may invest in repurchase agreements and purchase securities for delayed delivery. Accordingly, an investment in the Portfolio may entail somewhat different risks from an investment in an investment company that does not engage in such practices. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. See "Investment Program."

  The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM
Logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest With Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

                           TABLE OF FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES*
  Maximum sales load imposed on purchases (as a percentage
     of offering price).....................................                 None
  Maximum sales load on reinvested dividends (as a
     percentage of offering price)..........................                 None
  Deferred sales load (as a percentage of original purchase
     price or redemption proceeds, as applicable)...........                 None
  Redemption fees (as a percentage of amount redeemed, if
     applicable)............................................                 None
  Exchange fee..............................................                 None
ANNUAL PORTFOLIO OPERATING EXPENSES -- INSTITUTIONAL CLASS
  (as a percentage of average net assets)
  Management fees...........................................                 0.06%
  12b-1 fees................................................                 None
  Other expenses:
     Custodian fees.........................................      0.01%
     Other..................................................      0.01%
                                                                ------
       Total other expenses.................................                 0.02%
                                                                             ----
  Total portfolio operating expenses -- Institutional
     Class..................................................                 0.08%
                                                                             ====

---------------

* Beneficial owners of shares of the Class should consider the effect of any charges imposed by their bank or other financial institution for various services.

EXAMPLE

  An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period.

 1 year.....................................................    $ 1
 3 years....................................................    $ 3
 5 years....................................................    $ 5
10 years....................................................    $10

  The Table of Fees and Expenses is designed to assist an investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management of the Trust" below.) The expense figures are based upon actual costs and fees charged to the Class for the fiscal year ended August 31, 1998. To the extent any service providers assume expenses of the Class, such assumption of expenses will have the effect of lowering the Class's overall expense ratio and increasing its yield to investors. Beneficial owners of shares of the Class should also consider the effect of any charges imposed by the institution maintaining their accounts.

  The example in the Table of Fees and Expenses assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Portfolio Operating Expenses -- Institutional Class" remain the same in the years shown.

  The example shown in the above table is based on the amounts listed under "Annual Portfolio Operating Expenses." THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE AN ACCURATE REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS

  Shown below are the per share data, ratios and supplemental data (collectively, "data") for each of the years in the ten-year period ended August 31, 1998. The data has been audited by KPMG Peat Marwick LLP, independent auditors, whose report on the financial statements and the related notes appears in the Statement of Additional Information.

                                   1998            1997         1996         1995         1994         1993         1992
                                ----------      ----------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of
 period.......................  $     1.00      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
Income from investment
 operations:
 Net investment income........        0.05            0.05         0.05         0.06         0.04         0.03         0.05
                                ----------      ----------   ----------   ----------   ----------   ----------   ----------
Less distributions:
 Dividends from net investment
   income.....................       (0.05)          (0.05)       (0.05)       (0.06)       (0.04)       (0.03)       (0.05)
                                ----------      ----------   ----------   ----------   ----------   ----------   ----------
Net asset value, end of
 period.......................  $     1.00      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                ==========      ==========   ==========   ==========   ==========   ==========   ==========
Total return..................        5.64%           5.47%        5.57%        5.66%        3.53%        3.22%        4.56%
                                ==========      ==========   ==========   ==========   ==========   ==========   ==========
Ratios/supplemental data:
 Net assets, end of period
   (000s omitted).............  $2,988,375      $3,408,010   $2,335,441   $2,669,637   $2,452,389   $3,652,672   $3,835,387
                                ==========      ==========   ==========   ==========   ==========   ==========   ==========
Ratio of expenses to average
 net assets...................        0.08%(a)        0.09%        0.09%        0.10%        0.08%        0.08%        0.09%
                                ==========      ==========   ==========   ==========   ==========   ==========   ==========
Ratio of net investment income
 to average net assets........        5.50%(a)        5.35%        5.43%        5.53%        3.39%        3.17%        4.38%
                                ==========      ==========   ==========   ==========   ==========   ==========   ==========

                                   1991         1990         1989
                                ----------   ----------   ----------
Net asset value, beginning of
 period.......................  $     1.00   $     1.00   $     1.00
Income from investment
 operations:
 Net investment income........        0.07         0.08         0.09
                                ----------   ----------   ----------
Less distributions:
 Dividends from net investment
   income.....................       (0.07)       (0.08)       (0.09)
                                ----------   ----------   ----------
Net asset value, end of
 period.......................  $     1.00   $     1.00   $     1.00
                                ==========   ==========   ==========
Total return..................        7.04%        8.52%        9.03%
                                ==========   ==========   ==========
Ratios/supplemental data:
 Net assets, end of period
   (000s omitted).............  $2,437,902   $1,703,460   $1,189,822
                                ==========   ==========   ==========
Ratio of expenses to average
 net assets...................        0.10%        0.12%        0.11%
                                ==========   ==========   ==========
Ratio of net investment income
 to average net assets........        6.73%        8.19%        8.69%
                                ==========   ==========   ==========

---------------

(a) Ratios are based on average net assets of $3,112,551.185.

                           SUITABILITY FOR INVESTORS

  The Class is intended for use primarily by institutions, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or other similar capacity. They are designed to be a convenient and economical vehicle in which such institutions can invest short-term cash reserves. Shares of the Class may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Prospective investors should determine if an investment in the Class is consistent with the objectives of an account and with applicable state and federal laws and regulations.

  An investment in the Class may relieve the institution of many of the investment and administrative burdens encountered when investing in money market instruments directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio record keeping. It is anticipated that most investors will perform their own sub-accounting. To assist these institutions, information concerning the dividends declared by the Portfolios on any particular day will normally be available by 6:00 p.m. Eastern Time on that day.

  Investors in the Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments and enjoy the benefits of same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Class. However, these expenses are expected to be relatively small due primarily to the following factors: the Class will have a small number of shareholders who do not need many of the services provided by other money market investment companies, thereby resulting in lower transfer agent fees and costs for printing reports and proxy statements; sales of the shares of the Class to institutions acting for themselves or in a fiduciary capacity are exempt from the registration requirements of most state securities laws, thereby resulting in reduced state registration fees; and the relatively low investment advisory fee paid to AIM.

                               INVESTMENT PROGRAM

INVESTMENT OBJECTIVE

  The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Portfolio seeks to achieve its objective by investing in direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The money market instruments in which the Portfolio invests are considered to carry very little risk and accordingly may not have as high a yield as that available on money market instruments of lesser quality. The Portfolio consists exclusively of money market instruments which have maturities of 397 days or less from the date of purchase (except that securities subject to repurchase agreements may have longer maturities).

INVESTMENT POLICIES

  The Portfolio invests exclusively in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and repurchase agreements relating to such securities. The Portfolio may also engage in certain investment practices described below. The market values of the money market instruments held by the Portfolio will be affected by changes in the yields available on similar securities. If yields have increased since a security was purchased, the market value of such security will generally have decreased. Conversely, if yields have decreased, the market value of such security will generally have increased.

  REPURCHASE AGREEMENTS. The Portfolio intends to invest in repurchase agreements with banks and broker-dealers pertaining to the securities described above and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two nationally recognized statistical rating organizations ("NRSROs"), or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO, or, if unrated, are determined by the Portfolio's investment advisor (under the supervision of and pursuant to guidelines established by the Board of Directors) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. government securities. A repurchase agreement is an instrument under which the Portfolio acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed-upon time and price, thereby determining the yield during the Portfolio's holding period. Repurchase transactions are limited to a term not to exceed 365 days. The Portfolio may enter into repurchase agreements only with institutions believed by the Trust's Board of Trustees to present minimal credit risk. With regard to repurchase transactions, in the event of a bankruptcy or other default of a seller of a repurchase agreement (such as the seller's failure to repurchase the obligation in accordance with the terms of the agreement), the Portfolio could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. Repurchase agreements are considered to be loans under the 1940 Act.

  BORROWING MONEY/REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow money and enter into reverse repurchase agreements with respect to its portfolio securities in amounts up to 10% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement. Reverse repurchase agreements involve the sale by the Portfolio of a portfolio security at an agreed-upon price, date and interest payment. The Portfolio will borrow money or enter into reverse repurchase agreements solely for temporary or defensive purposes, such as to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests should they occur. Reverse repurchase transactions are limited to a term not to exceed 92 days. The Portfolio will use reverse repurchase agreements when the interest income to be earned from the securities that would otherwise have to be liquidated to meet redemption requests is greater than the interest expense of the reverse repurchase transaction. The Portfolio will give shareholders notice of its intent to enter into a reverse repurchase agreement in sufficient time to permit shareholder redemptions before the Portfolio enters into any reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio in lieu of liquidation may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. The risk, if encountered, could cause a reduction in the net asset value of the Portfolio's shares. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

  LENDING OF PORTFOLIO SECURITIES. The Portfolio may also lend its portfolio securities in amounts up to 33 1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.

  PURCHASING DELAYED DELIVERY SECURITIES. In managing the Portfolio's investments, AIM may indicate to dealers or issuers its interest in acquiring certain securities for the Portfolio for settlement beyond a customary settlement date. In some cases, the Portfolio may agree to purchase such securities at stated prices and yields. In such cases, such securities are considered "delayed delivery" securities when traded in the secondary market. Since this is done to facilitate the acquisition of portfolio securities and is not for the purpose of investment leverage, the amount of delayed delivery securities involved may not exceed the estimated amount of funds available for investment on the settlement date. Until the settlement date, liquid assets of the Portfolio with a dollar value sufficient at all times to make payment for the delayed delivery securities will be segregated. The total amount of segregated liquid assets may not exceed 25% of the Portfolio's total assets. The delayed delivery securities, which will not begin to accrue interest until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risks of market value fluctuations. The purchase price of the delayed delivery securities will be recorded as a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio's right to acquire delayed delivery securities will not be divested prior to the settlement date.

  ILLIQUID SECURITIES. The Portfolio will invest no more than 10% of its net assets in illiquid securities.

  PORTFOLIO TRANSACTIONS. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Securities held by the Portfolio will be disposed of prior to maturity if an earlier disposition is deemed desirable by AIM to meet redemption requests. In addition, AIM will continually monitor the creditworthiness of issuers whose securities are held by the Portfolio, and securities held by the Portfolio may be disposed of prior to maturity as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

  INVESTMENT IN OTHER INVESTMENT COMPANIES. The Trust is permitted to invest in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and, if applicable, exemptive orders granted by the SEC.

  The investment policies described above may be changed by the Board of Trustees without the affirmative vote of a majority of the outstanding shares of beneficial interest of the Trust.

INVESTMENT RESTRICTIONS

  The Portfolio's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. These restrictions are designed to minimize certain risks associated with investing in specified types of securities or engaging in certain transactions and to limit the amount of the Portfolio's assets which may be concentrated in any specific industry or issuer. The most significant of these restrictions provide that the Portfolio will not:

          (1) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as such rule may be amended from time to time, and except that the Portfolio may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order; or

          (2) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities, or to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities. The Portfolio will not purchase securities while borrowings in excess of 5% of its total assets are outstanding.

  The foregoing investment restrictions of the Portfolio (as well as certain others set forth in the Statement of Additional Information) are matters of fundamental policy which may not be changed without the affirmative vote of a majority of the outstanding shares of the Portfolio.

  In addition to the restrictions described above, the Portfolio must also comply with the requirements of Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time, which govern the operations of money market funds, and may be more restrictive than the policies described herein. A description of further investment restrictions applicable to the Portfolio is contained in the Statement of Additional Information.

                               PURCHASE OF SHARES

  Shares of the Class are sold on a continuing basis at their net asset value next determined after an order has been received by the Portfolio. As discussed below, the Trust reserves the right to reject any purchase order. Although there is no sales charge imposed on the purchase of shares of the Class, banks or other institutions may charge a record keeping, account maintenance or other fee to their customers, and beneficial holders of the shares of the Class should consult with the institutions maintaining their accounts to obtain a schedule of applicable fees. To facilitate the investment of proceeds of purchase orders, the investors are urged to place their orders as early in the day as possible. Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the Transfer Agent prior to 5:00 p.m. Eastern Time on a business day of the Portfolio. Purchase orders received after such time will be processed at the next day's net asset value. Following the initial investment, subsequent purchases of shares of the Class may also be made via AIM LINK(R) Remote, a personal computer application software product. Shares of the Class will earn the dividend declared on the effective date of purchase.

  A "business day of the Portfolio" is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Trust's custodian bank, are open for business. The Portfolio, however, reserves the right to change the time for which purchase and redemption requests must be submitted to the Portfolio for execution on the same day on any day when the U.S. primary broker-dealer community is closed for business or trading is restricted due to national holidays. It is expected that The Bank of New York and the Federal Reserve Bank of New York will be closed during the next twelve months on Saturdays and Sundays, and on the observed holidays of New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

  Subject to the conditions stated above and the Trust's right to reject any purchase order, orders will be accepted (i) when payment for shares of the Class purchased is received by The Bank of New York, the Trust's custodian bank, in the form described below and notice of such order is provided to the Transfer Agent, or (ii) at the time the order is placed, if the Portfolio is assured of payment. Shares of the Class purchased by orders which are accepted prior to 5:00 p.m. Eastern Time will earn the dividend declared on the date of purchase.

  Payments for shares of the Class purchased must be in the form of federal funds or other funds immediately available to the Portfolio. Federal Reserve wires should be sent as early as possible in order to facilitate crediting to the shareholder's account.

Any funds received with respect to an order which is not accepted by the Trust and any funds received for which an order has not been received will be returned to the sending institution. An order to purchase shares must specify that it is for the purchase of "Shares of the Institutional Class of the Treasury Portfolio," otherwise any funds received will be returned to the sending institution.

  The minimum initial investment in the Class is $1,000,000. Institutions may be requested to maintain separate Master Accounts in the shares of the Class held by the institution (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and
(ii) for accounts for which the institution acts in some other capacity. An institution's Master Account(s) and sub-accounts in the shares of the Class may be aggregated for the purpose of the minimum investment requirement. No minimum amount is required for subsequent investments in the Portfolio nor are minimum balances required. Prior to the initial purchase of shares of the Class, an Account Application must be completed and sent to the Transfer Agent, P.O. Box 4497, Houston, Texas 77210-4497. Account Applications may be obtained from the Transfer Agent. Any changes made to the information provided in the Account Application must be made in writing or by completing a new form and providing it to the Transfer Agent.

  Banks will be required to certify to the Trust that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.

  The Trust reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject any purchase order.

                              REDEMPTION OF SHARES

  A shareholder may redeem any or all of its shares of the Class at the net asset value next determined after receipt of the redemption request in proper form by the Trust. Redemption requests with respect to the Class may also be made via AIM LINK(R) Remote. Normally, the net asset value per share of the Portfolio will remain constant at $1.00. See "Net Asset Value." Redemption requests with respect to shares of the Class are normally made by calling the Trust.

  Payment for redeemed shares of the Class is normally made by Federal Reserve wire to the commercial bank account designated in the institution's Account Application, but may be remitted by check upon request by a shareholder. If a redemption request is received by the Transfer Agent prior to 5:00 p.m. Eastern Time on a business day of the Portfolio, the redemption will be effected at the net asset value next determined on such day and the shares of the Class to be redeemed will not receive the dividend declared on the effective date of the redemption. If a redemption request is received by the Transfer Agent after 5:00 p.m. Eastern Time or on other than a business day of the Portfolio, the redemption will be effected at the net asset value of the Portfolio determined as of 5:00 p.m. Eastern Time on the next business day of the Portfolio, and the proceeds of such redemption will normally be wired on the effective day of the redemption. The Portfolio reserves the right to change the time for which redemption requests must be submitted to and received by the Transfer Agent for execution on the same day on any day when the U.S. primary broker-dealer community is closed for business or trading is restricted due to national holidays.

  A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Trust. The authorized signature on the notice must be guaranteed by a commercial bank or a trust company. Additional documentation may be required when deemed appropriate by the Trust or the Transfer Agent.

  Shareholders may request a redemption by telephone. Neither the Transfer Agent nor FMC will be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the Account Application if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), and mailings of confirmations promptly after the transaction.

  Payment for shares of the Class redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The Trust may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the Portfolio's best interest to do so.

  The shares of the Class are not redeemable at the option of the Trust unless the Board of Trustees of the Trust determines in its sole discretion that failure to so redeem may have materially adverse consequences to the shareholders of the Trust.

                                   DIVIDENDS

  Dividends from the net income of the Portfolio are declared daily to shareholders of record of each class of the Portfolio as of immediately after 5:00 p.m. Eastern Time on the day of declaration. Net income for dividend purposes is determined daily as of 5:00 p.m. Eastern Time. The dividend accrued and paid for each class will consist of (a) income of the Portfolio, the allocation of which is based upon such class's pro rata share of the total outstanding shares representing an interest in the Portfolio, less (b) Portfolio expenses, such as custodian fees, trustees' fees, accounting and legal expenses, based upon such class's pro rata share of the net assets of the Portfolio, less
(c) expenses directly attributable to such class, such as distribution expenses, if any, and transfer agency fees. Although realized gains and losses on the assets of the Portfolio are reflected in its net asset value, they are not expected to be of an amount which would affect its $1.00 per share net asset value for purposes of purchases and redemptions. See "Net Asset Value." Distributions from net realized short-term gains may be declared and paid yearly or more frequently. See "Taxes." The Portfolio does not expect to realize any long-term capital gains or losses.

  All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. A shareholder may elect to have all dividends automatically reinvested in additional full and fractional shares of the Class at the net asset value as of 5:00 p.m. Eastern Time on the last business day of the month. Such election, or any revocation thereof, must be made in writing by the institution to the Transfer Agent, P.O. Box 4497, Houston, Texas 77210-4497 and will become effective with dividends paid after its receipt by the Transfer Agent. If a shareholder redeems all the shares of the Class in its account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption.

  The Portfolio uses its best efforts to maintain its net asset value per share of the Portfolio at $1.00 for purposes of sales and redemptions. See "Net Asset Value." Should the Trust incur or anticipate any unusual expense, loss or depreciation which could adversely affect the income or net asset value of the Portfolio, the Trust's Board of Trustees would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of the then prevailing circumstances. For example, under such unusual circumstances, the Board of Trustees might reduce or suspend the daily dividend in order to prevent to the extent possible the net asset value per share of the Portfolio from being reduced below $1.00. Thus, such expenses, losses or depreciation may result in a shareholder receiving no dividends for the period during which it held its shares of the Class and cause such a shareholder to receive upon redemption a price per share lower than the shareholder's original cost.

                                     TAXES

  The policy of the Portfolio is to distribute to its shareholders at least 90% of its investment company taxable income for each year and consistent therewith to meet the distribution requirements of Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Portfolio also intends to meet the distribution requirements imposed by the Code in order to avoid the imposition of a 4% excise tax. The Portfolio intends to distribute at least 98% of its net investment income for the calendar year and at least 98% of its net realized capital gains, if any, for the period ending on October 31. The Portfolio also intends to meet the other requirements of Subchapter M, including the requirements with respect to diversification of assets and sources of income, so that the Portfolio will pay no taxes on net investment income and net realized capital gains paid to shareholders.

  Dividends paid by the Portfolio are subject to taxation as of the date of payment, whether received by shareholders in cash or shares of the Class. The Code provides an exception to this general rule: if the Portfolio declares a dividend in October, November or December to shareholders of record in such months and pays the dividend during January of the next year, a shareholder will be treated for tax purposes as having received the dividend on December 31 of the year in which it is declared rather than in January when it is paid. It is anticipated that no portion of distributions will be eligible for the dividends received deduction for corporations. Dividends paid by the Portfolio from its net investment income and short-term capital gains are taxable to shareholders at ordinary income tax rates.

  The Portfolio will be treated as a separate corporation for purposes of determining taxable income, distribution requirements and other requirements of Subchapter M. Therefore, the Portfolio may not offset its gains against the losses of the other portfolios of the Trust and each portfolio of the Trust must specifically comply with all the provisions of the Code.

  Distributions and transactions referred to in the preceding paragraphs may be subject to state, local or foreign taxes, and the treatment thereof may differ from the federal income tax consequences discussed herein. Shareholders are advised to consult with their own tax advisors concerning the application of state, local or foreign taxes.

  Foreign persons who file a United States tax return after December 31, 1996 for a U.S. tax refund and who are not eligible to obtain a social security number must apply to the Internal Revenue Service ("IRS") for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the Transfer Agent.

                                NET ASSET VALUE

  The net asset value per share of the Portfolio is determined daily as of 5:00 p.m. Eastern Time on each business day of the Portfolio. Net asset value per share is determined by dividing the value of the Portfolio's securities, cash and other assets (including interest accrued but not collected) less all of its liabilities (including accrued expenses and dividends payable), by the number of shares outstanding of the Portfolio and rounding the resulting per share net asset value to the nearest one cent.

  The securities of the Portfolio are valued on the basis of amortized cost pursuant to rules promulgated by the SEC applicable to money market funds. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if the security were sold. During such periods, the daily yield on shares of the Portfolio, computed as described in "Purchases and Redemptions -- Performance Information" in the Statement of Additional Information, may differ somewhat from an identical computation made by an investment company with identical investments utilizing available indications as to market value to value its portfolio securities.

                               YIELD INFORMATION

  Yield information for the Class can be obtained by calling the Trust at (800) 659-1005. Yields will fluctuate from time to time and are not necessarily indicative of future results. Accordingly, the yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield is a function of the type and quality of the Portfolio's investments, the Portfolio's maturity and the operating expense ratio of the Class. A SHAREHOLDER'S INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT OR BY ANY INSTITUTION. These factors should be carefully considered by the investor before making an investment in the Portfolio.

  For the seven-day period ended August 31, 1998, the current yield and the effective yield of the Class (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the annualized current yield for the period) were 5.53% and 5.69%, respectively. These performance numbers are quoted for illustration purposes only. The performance numbers for any other seven-day period may be substantially different from those quoted above.

  To assist banks and other institutions performing their own subaccounting, same day information as to the daily dividend per share for the Portfolio to eight decimal places and current yield normally will be available by 6:00 p.m. Eastern Time.

  From time to time and in its discretion, AIM or its affiliates may waive all or a portion of its advisory fees and/or assume certain expenses of the Portfolio. Such a practice will have the effect of increasing the Portfolios' yield and total return.

                            REPORTS TO SHAREHOLDERS

  The Trust furnishes shareholders with semi-annual reports containing information about the Portfolio and its operations, including a list of the investments held by the Portfolio and financial statements. The annual financial statements are audited by the Trust's independent auditors.

  Unless otherwise requested by the shareholder, each shareholder will be provided with a written confirmation for each transaction. Institutions establishing sub-accounts will receive a written confirmation for each transaction in a sub-account. Duplicate confirmations may be transmitted to the beneficial owner of the sub-account if requested by the institution. The institution will receive a periodic statement setting forth, for each sub-account, the share balance, income earned for the month, income earned for the year to date and the total current value of the account.

                            MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

  The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to the Trust, including agreements with the Trust's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Trust are delegated to the Trust's officers and to AIM, subject always to the objectives and policies of the Trust and to the general supervision of the Trust's Board of Trustees. Information concerning the Board of Trustees may be found in the Statement of Additional Information. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM.

  For a discussion of AIM Management and its subsidiaries' Year 2000 Compliance Project, see "General Information -- Year 2000 Compliance Project."

INVESTMENT ADVISOR

  A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, acts as the investment advisor for the Portfolio pursuant to a Master Investment Advisory Agreement (the "Advisory Agreement"). AIM, organized in 1976, together with its affiliates, manages or advises over 90 investment company portfolios. Certain of the directors and officers of AIM are also trustees or executive officers of the Fund. AIM is a wholly owned subsidiary of AIM Management. AIM Management is a holding company engaged in the financial services business. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC, a publicly-traded holding company that, through its subsidiaries, engages in institutional investment management and retail fund businesses in the United States, Europe and the Pacific Region.

  Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Portfolio's shares are qualified for sale.

  For the fiscal year ended August 31, 1998, AIM received fees from the Trust under the Advisory Agreement with respect to the Portfolio which represented 0.06% of the Portfolio's average daily net assets. During such fiscal year, the expenses of the Class, including AIM's fees, amounted to 0.08% of the Class's average daily net assets.

ADMINISTRATIVE SERVICES

  The Trust has entered into a Master Administrative Services Agreement with AIM (the "Administrative Services Agreement"), pursuant to which AIM has agreed to provide or arrange for the provision of certain accounting and other administrative services to the Portfolio, including the services of a principal financial officer of the Trust and related staff. As compensation to AIM for its services under the Administrative Services Agreement, the Portfolio may reimburse AIM for expenses incurred by AIM in connection with such services.

FEE WAIVERS

  AIM or its affiliates may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee and/or assume certain expenses of the Portfolio but will retain its ability to be reimbursed for such fee or expenses prior to the end of each fiscal year.

DISTRIBUTOR

  The Trust has entered into a Master Distribution Agreement (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Class. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Certain trustees and officers of the Trust are affiliated with FMC and AIM. The Distribution Agreement provides that FMC has the exclusive right to distribute shares of the Trust either directly or through other broker-dealers. FMC is the distributor of several of the mutual funds managed or advised by AIM.

PORTFOLIO TRANSACTIONS AND BROKERAGE

  AIM is responsible for decisions to buy and sell securities for the Portfolios, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolio may also purchase securities from underwriters at prices which include a concession paid by the issuer to the underwriter.

  AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment programs. Certain research services furnished by dealers may be useful to clients of AIM other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio.

                              GENERAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES

  The Trust is a Delaware business trust. The Trust was originally incorporated in Maryland on January 24, 1977, but had no operations prior to November 10, 1980. Effective December 31, 1986, the Trust was reorganized as a Massachusetts business trust; and effective October 15, 1993, the Trust was reorganized as a Delaware business trust. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Treasury Portfolio (the " Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Trust and STIC. All historical financial and other information contained in this Prospectus for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof). Shares of beneficial interest of the Trust are divided into eighteen classes of which six, including the Class, represent interests in the Portfolio, six classes represent interests in the Treasury TaxAdvantage Portfolio, and six classes represent interests in the Government & Agency Portfolio. Each class of shares has a par value of $.01 per share. The other classes of the Trust may have different sales charges and other expenses which may affect performance. An investor may obtain information concerning the Trust's other classes by contacting FMC.

  All shares of the Trust have equal rights with respect to voting, except that the holders of shares of a particular portfolio or class will have the exclusive right to vote on matters pertaining solely to that portfolio or class. For example, holders of shares of a particular portfolio will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such portfolio. In addition, if a portfolio is divided into various classes, holders of shares of a particular class will have the exclusive right to vote on any matter, such as distribution arrangements, which relates solely to such class. The holders of shares of the Portfolio have distinctive rights with respect to dividends and redemption which are more fully described in this Prospectus. In the event of liquidation or termination of the Trust, holders of shares of each portfolio will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective portfolio to which such shares relate, less (b) the liabilities of the Trust attributable or allocated to the respective portfolio based on the liquidation value of the portfolio. Fractional shares of each portfolio have the same rights as full shares to the extent of their proportionate interest.

  There will not normally be annual shareholders' meetings. Shareholders may remove trustees from office by votes cast at a meeting of shareholders called solely for such purpose or by written consent. A meeting of shareholders for the sole purpose of considering removal of a trustee shall be called at the request of the holders of 10% or more of the Trust's outstanding shares.

  There are no preemptive or conversion rights applicable to any of the Trust's shares. The Trust's shares, when issued, will be fully paid and non-assessable. The Board of Trustees may create additional portfolios of the Trust without shareholder approval.

TRANSFER AGENT AND CUSTODIAN

  The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, acts as custodian for the portfolio securities and cash of the Portfolio. A I M Fund Services, Inc., P.O. Box 4497, Houston, Texas 77210-4497, acts as transfer agent for the shares of the Class.

LEGAL COUNSEL

  The law firm of Ballard Spahr Andrews & Ingersoll, LLP, Philadelphia, Pennsylvania, serves as counsel to the Trust and passes upon certain legal matters for the Trust.

SHAREHOLDER INQUIRIES

  Shareholder inquiries concerning the status of an account should be directed to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or may be made by calling (800) 659-1005.

YEAR 2000 COMPLIANCE PROJECT

  In providing services to the Trust, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the Trust provide the Trust and its shareholders.

  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely

(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be reviewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that AIM Management and its subsidiaries will not otherwise be adversely affected by the year 2000 issue.

OTHER INFORMATION

  This Prospectus sets forth basic information that investors should know about the Trust and the Portfolio prior to investing. A Statement of Additional Information has been filed with the SEC. The Statement of Additional Information is attached as Appendix A to this Prospectus. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                                   APPENDIX A

                                                     STATEMENT OF
                                                     ADDITIONAL INFORMATION

                          SHORT-TERM INVESTMENTS TRUST

                               TREASURY PORTFOLIO

                            (CASH MANAGEMENT CLASS)

                             (INSTITUTIONAL CLASS)

                          (PERSONAL INVESTMENT CLASS)

                           (PRIVATE INVESTMENT CLASS)

                                (RESERVE CLASS)

                                (RESOURCE CLASS)

                               11 GREENWAY PLAZA
                                   SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                 (800) 659-1005

                             ---------------------

         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.
 IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS OF EACH OF THE ABOVE NAMED
                                    CLASSES
     OF THE TREASURY PORTFOLIO, COPIES OF WHICH MAY BE OBTAINED BY WRITING
                  FUND MANAGEMENT COMPANY, 11 GREENWAY PLAZA,
                      SUITE 100, HOUSTON, TEXAS 77046-1173
                           OR CALLING (800) 659-1005

                             ---------------------

          STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 18, 1998 RELATING TO THE PROSPECTUS OF EACH OF THE FOLLOWING CLASSES OF THE TREASURY
                                   PORTFOLIO:
           CASH MANAGEMENT CLASS PROSPECTUS DATED DECEMBER 18, 1998,
            INSTITUTIONAL CLASS PROSPECTUS DATED DECEMBER 18, 1998,
         PERSONAL INVESTMENT CLASS PROSPECTUS DATED DECEMBER 18, 1998,
          PRIVATE INVESTMENT CLASS PROSPECTUS DATED DECEMBER 18, 1998,
                RESERVE CLASS PROSPECTUS DATED DECEMBER 18, 1998
             AND RESOURCE CLASS PROSPECTUS DATED DECEMBER 18, 1998

                               TABLE OF CONTENTS

                                                               PAGE
                                                               ----
Introduction................................................    A-3
General Information about the Trust.........................    A-3
     The Trust and Its Shares...............................    A-3
Management..................................................    A-5
     Trustees and Officers..................................    A-5
     Remuneration of Trustees...............................    A-7
     Investment Advisor.....................................    A-9
     Administrative Services................................   A-10
     Expenses...............................................   A-11
     Banking Regulations....................................   A-11
     Transfer Agent and Custodian...........................   A-11
     Reports................................................   A-12
     Fee Waivers............................................   A-12
     Principal Holders of Securities........................   A-12
Purchases and Redemptions...................................   A-18
     Net Asset Value Determination..........................   A-18
     Distribution Agreement.................................   A-18
     Distribution Plan......................................   A-19
     Performance Information................................   A-19
Investment Program and Restrictions.........................   A-20
     Investment Program.....................................   A-20
     Eligible Securities....................................   A-20
     Investment Restrictions................................   A-20
     Other Investment Policies..............................   A-21
Portfolio Transactions......................................   A-21
     General Brokerage Policy...............................   A-21
     Allocation of Portfolio Transactions...................   A-22
     Section 28(e) Standards................................   A-22
Tax Matters.................................................   A-23
     Qualification as a Regulated Investment Company........   A-23
     Excise Tax on Regulated Investment Companies...........   A-24
     Portfolio Distributions................................   A-24
     Sale or Redemption of Shares...........................   A-24
     Foreign Shareholders...................................   A-24
     Effect of Future Legislation; Local Tax
      Considerations........................................   A-25
Financial Statements........................................     FS

                                  INTRODUCTION

  The Treasury Portfolio (the "Portfolio") is an investment portfolio of Short-Term Investments Trust (the "Trust"), a mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information is included in the Cash Management Class Prospectus dated December 18, 1998, the Institutional Class Prospectus dated December 18, 1998, the Personal Investment Class Prospectus dated December 18, 1998, the Private Investment Class Prospectus dated December 18, 1998, the Reserve Class Prospectus dated December 18, 1998 and the Resource Class Prospectus dated December 18, 1998 (each a "Prospectus"). Additional copies of each Prospectus and this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Trust's shares, Fund Management Company ("FMC"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling
(800) 659-1005. Investors must receive a Prospectus before they invest.

  This Statement of Additional Information is intended to furnish prospective investors with additional information concerning each class of the Portfolio. Some of the information required to be in this Statement of Additional Information is also included in each Prospectus; and, in order to avoid repetition, reference will be made to sections of the applicable Prospectus. Additionally, each Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from each Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                      GENERAL INFORMATION ABOUT THE TRUST

THE TRUST AND ITS SHARES

  The Trust is an open-end diversified management series investment company which was originally organized as a corporation under the laws of the State of Maryland on January 24, 1977, but which had no operations prior to November 10, 1980. The Trust was reorganized as a business trust under the laws of the Commonwealth of Massachusetts on December 31, 1986. The Trust was again reorganized as a business trust under the laws of the State of Delaware on October 15, 1993. A copy of the Amended and Restated Agreement and Declaration of Trust (the "Declaration of Trust") establishing the Trust is on file with the SEC. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Treasury Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Trust and STIC. All historical financial and other information contained in this Statement of Additional Information for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof). Shares of beneficial interest of the Trust are redeemable at the net asset value thereof at the option of the shareholder or at the option of the Trust in certain circumstances. For information concerning the methods of redemption and the rights of share ownership, investors should consult each Prospectus under the caption "General Information" and "Redemption of Shares."

  The Trust offers on a continuous basis shares representing an interest in one of three portfolios: the Portfolio, the Government & Agency Portfolio and the Treasury TaxAdvantage Portfolio (together, the "Portfolios"). The Portfolio consists of the following six classes of shares: Cash Management Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. Each class of shares is sold pursuant to a separate Prospectus and this joint Statement of Additional Information. Each such class has different shareholder qualifications and bears expenses differently. This Statement of Additional Information relates to each class of the Portfolio. The classes of the Treasury TaxAdvantage Portfolio and the Government & Agency Portfolio are offered pursuant to separate prospectuses and separate statements of additional information.

  Shares of beneficial interest of the Trust will be redeemable at the net asset value thereof at the option of the shareholder or at the option of the Trust in certain circumstances. For information concerning the methods of redemption and the rights of share ownership, investors should consult the Prospectus under the captions "Redemption of Shares."

  As used in the Prospectus, the term "majority of the outstanding shares" of the Trust, a particular portfolio or a particular class means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Trust, such portfolio or such class present at a meeting of the Trust's shareholders, if the holders of more than 50% of the outstanding shares of the Trust, such portfolio or such class are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Trust, such portfolio or such class.

  Shareholders of the Trust do not have cumulative voting rights. Therefore the holders of more than 50% of the outstanding shares of all series or classes voting together for election of trustees may elect all of the members of the Board of Trustees and in such event, the remaining holders cannot elect any members of the Board of Trustees.

  The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, either Portfolio and any class thereof, however, may be terminated at any time, upon the recommendation of the Board of Trustees, by vote of a majority of the outstanding shares of the Trust, such Portfolio and such class, respectively; provided, however, that the Board of Trustees may terminate, without such shareholder approval, the Trust, any Portfolio and any class thereof with respect to which there are fewer than 100 holders of record.

  The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares, of $.01 par value, of each class of shares of beneficial interest of the Trust. The Board of Trustees may establish additional series or classes of shares from time to time without shareholder approval. Additional information concerning the rights of share ownership is set forth in the prospectus applicable to each such class or series of shares of the Trust.

  The assets received by the Trust for the issue or sale of shares of each class relating to a portfolio and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, will be allocated to that portfolio, and constitute the underlying assets of that portfolio. The underlying assets of each portfolio will be segregated and will be charged with the expenses with respect to that portfolio and with a share of the general expenses of the Trust. While certain expenses of the Trust will be allocated to the separate books of account of each portfolio, certain other expenses may be legally chargeable against the assets of the entire Trust.

  Under Delaware law, shareholders of a Delaware business trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations, however, there is a remote possibility that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Declaration of Trust provides for indemnification out of the property of the Portfolio for all losses and expenses of any shareholder of the Portfolio held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which the Portfolio would be unable to meet its obligations and wherein the complaining party was held not to be bound by the disclaimer.

  The Declaration of Trust further provides that the trustees and officers will not be liable for any act, ommision or obligation of the Trust or any Trustee of officer. However, nothing in the Declaration of Trust protects a trustee or officer against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office with the Trust. The Declaration of Trust provides for indemnification by the Trust of the trustees, the officers, employees or agents of the Trust, if it is determined that such person acted in good faith and reasonably believed: (1) in the case of conduct in his official capacity for the Trust, that his conduct was in the Trust's best interests, (2) in all other cases, that his conduct was at least not opposed to the Trust's best interests and (3) in a criminal proceeding, that he had no reason to believe that his conduct was unlawful. Such person may not be indemnified against any liability to the Trust or to the Trust's shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust also authorizes the purchase of liability insurance on behalf of trustees and officers.

  As described in the Prospectus, the Trust will not normally hold annual shareholders' meetings. At such time as less than a majority of the trustees have been elected by the shareholders, the trustees then in office will call a shareholders' meeting for the election of trustees. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Trust and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust.

  Except as otherwise disclosed in each Prospectus and this Statement of Additional Information, the Trustees shall continue to hold office and may appoint their successors.

                                   MANAGEMENT

TRUSTEES AND OFFICERS

  The trustees and officers of the Trust and their principal occupations during at least the last five years are set forth below. Unless otherwise indicated, the address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

-----------------------------------------------------------------------------------------------------------------------
                                        POSITIONS HELD
         NAME, ADDRESS AND AGE          WITH REGISTRANT      PRINCIPAL OCCUPATION DURING AT LEAST THE PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
     *CHARLES T. BAUER (79)              Trustee and         Chairman of the Board of Directors, A I M Management
                                           Chairman          Group Inc., A I M Advisors, Inc., A I M Capital
                                                             Management, Inc., A I M Distributors, Inc., A I M
                                                             Fund Services, Inc. and Fund Management Company; and
                                                             Vice Chairman and Director, AMVESCAP PLC.
-----------------------------------------------------------------------------------------------------------------------
     BRUCE L. CROCKETT (54)                Trustee           Director, ACE Limited (insurance company). Formerly,
     906 Frome Lane                                          Director, President and Chief Executive Officer,
     McLean, VA 22102                                        COMSAT Corporation; and Chairman, Board of Governors
                                                             of INTELSAT (international communications company).
-----------------------------------------------------------------------------------------------------------------------
     OWEN DALY II (74)                     Trustee           Director, Cortland Trust Inc. (investment company).
     Six Blythewood Road                                     Formerly, Director, CF & I Steel Corp., Monumental
     Baltimore, MD 21210                                     Life Insurance Company and Monumental General
                                                             Insurance Company; and Chairman of the Board of
                                                             Equitable Bancorporation.
-----------------------------------------------------------------------------------------------------------------------
     EDWARD K. DUNN (63)                   Trustee           Chairman of the Board of Directors, Mercantile
     2 Hopkins Plaza, 20th Floor                             Mortgage Corp. Formerly, Vice Chairman of the Board
     Baltimore, MD 21201                                     of Directors and President, Mercantile-Safe Deposit &
                                                             Trust Co., and President, Mercantile Bankshares
-----------------------------------------------------------------------------------------------------------------------
     JACK M. FIELDS (46)                   Trustee           Chief Executive Officer, Texana Global, Inc. (foreign
     8810 Will Clayton Parkway                               trading company) and Twenty First Century Group, Inc.
     Jetero Plaza, Suite E                                   (a governmental affairs company). Formerly, Member of
     Humble, TX 77338                                        the U.S. House of Representatives.
-----------------------------------------------------------------------------------------------------------------------
     **CARL FRISCHLING (61)                Trustee           Partner, Kramer, Levin, Naftalis & Frankel (law
     919 Third Avenue                                        firm). Formerly, Partner, Reid & Priest (law firm).
     New York, NY 10022
-----------------------------------------------------------------------------------------------------------------------
     *ROBERT H. GRAHAM (51)              Trustee and         Director, President and Chief Executive Officer,
                                          President          A I M Management Group Inc.; Director and President,
                                                             A I M Advisors, Inc.; and Director and Senior Vice
                                                             President, A I M Capital Management, Inc., A I M
                                                             Distributors, Inc., A I M Fund Services, Inc. and
                                                             Fund Management Company; and Director, AMVESCAP PLC.
-----------------------------------------------------------------------------------------------------------------------

---------------

 * A trustee who is an "interested person" of the Trust and AIM as defined in the 1940 Act.

** A trustee who is an "interested person" of the Trust as defined in the 1940
   Act.

-----------------------------------------------------------------------------------------------------------------------
                                        POSITIONS HELD
         NAME, ADDRESS AND AGE          WITH REGISTRANT      PRINCIPAL OCCUPATION DURING AT LEAST THE PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
     PREMA MATHAI-DAVIS (48)               Trustee           Chief Executive Officer, YWCA of the U.S.A.;
     350 Fifth Avenue, Suite 301                             Commissioner, New York City Department for the Aging;
     New York, NY 10118                                      and Member of the Board of Directors, Metropolitan
                                                             Transportation Authority of New York State.
-----------------------------------------------------------------------------------------------------------------------
     LEWIS F. PENNOCK (56)                 Trustee           Attorney in private practice in Houston, Texas.
     6363 Woodway, Suite 825
     Houston, TX 77057
-----------------------------------------------------------------------------------------------------------------------
     IAN W. ROBINSON (75)                  Trustee           Formerly, Executive Vice President and Chief
     183 River Drive                                         Financial Officer, Bell Atlantic Management Services,
     Tequesta, FL 33469                                      Inc. (provider of centralized management services to
                                                             telephone companies); Executive Vice President, Bell
                                                             Atlantic Corporation (parent of seven telephone
                                                             companies); and Vice President and Chief Financial
                                                             Officer, Bell Telephone Company of Pennsylvania and
                                                             Diamond State Telephone Company.
-----------------------------------------------------------------------------------------------------------------------
     LOUIS S. SKLAR (59)                   Trustee           Executive Vice President, Development and Operations,
     Transco Tower, 50th Floor                               Hines Interests Limited Partnership (real estate
     2800 Post Oak Blvd.                                     development).
     Houston, TX 77056
-----------------------------------------------------------------------------------------------------------------------
     ***JOHN J. ARTHUR (54)              Senior Vice         Director, Senior Vice President and Treasurer, A I M
                                        President and        Advisors, Inc.; and Vice President and Treasurer,
                                          Treasurer          A I M Management Group Inc., A I M Capital
                                                             Management, Inc., A I M Distributors, Inc., A I M
                                                             Fund Services, Inc. and Fund Management Company.
-----------------------------------------------------------------------------------------------------------------------
     GARY T. CRUM (51)                   Senior Vice         Director and President, A I M Capital Management,
                                          President          Inc.; Director and Senior Vice President, A I M
                                                             Management Group Inc., A I M Advisors, Inc.; and
                                                             Director, A I M Distributors, Inc. and AMVESCAP PLC.
-----------------------------------------------------------------------------------------------------------------------
     ***CAROL F. RELIHAN (44)            Senior Vice         Director, Senior Vice President, General Counsel and
                                        President and        Secretary, A I M Advisors, Inc.; Vice President,
                                          Secretary          General Counsel and Secretary, A I M Management Group
                                                             Inc.; Director, Vice President and General Counsel,
                                                             Fund Management Company; General Counsel and Vice
                                                             President, A I M Fund Services, Inc.; and Vice
                                                             President, A I M Capital Management, Inc. and A I M
                                                             Distributors, Inc.
-----------------------------------------------------------------------------------------------------------------------

---------------

*** Mr. Arthur and Ms. Relihan are married to each other.

-----------------------------------------------------------------------------------------------------------------------
                                        POSITIONS HELD
         NAME, ADDRESS AND AGE          WITH REGISTRANT      PRINCIPAL OCCUPATION DURING AT LEAST THE PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
     DANA R. SUTTON (39)                Vice President       Vice President and Fund Controller, A I M Advisors,
                                        and Assistant        Inc.; and Assistant Vice President and Assistant
                                          Treasurer          Treasurer, Fund Management Company.
-----------------------------------------------------------------------------------------------------------------------
     MELVILLE B. COX (55)               Vice President       Vice President and Chief Compliance Officer, A I M
                                                             Advisors, Inc., A I M Capital Management, Inc., A I M
                                                             Distributors, Inc., A I M Fund Services, Inc. and
                                                             Fund Management Company.
-----------------------------------------------------------------------------------------------------------------------
     KAREN DUNN KELLEY (38)             Vice President       Senior Vice President, A I M Capital Management,
                                                             Inc.; and Vice President, A I M Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------
     J. ABBOTT SPRAGUE (43)             Vice President       Director and President, Fund Management Company;
                                                             Director, AIM Fund Services, Inc.; and Senior Vice
                                                             President, A I M Advisors, Inc. and A I M Management
                                                             Group Inc.
-----------------------------------------------------------------------------------------------------------------------

  The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee, and the Nominating and Compensation Committee.

  The members of the Audit Committee are Messrs. Crockett, Daly, Dunn, Fields, Frischling, Pennock, Robinson (Chairman) and Sklar. The Audit Committee is responsible for meeting with the Trust's auditors to review audit procedures and results and to consider any matters arising from an audit to be brought to the attention of the trustees as a whole with respect to the Trust's fund accounting or its internal accounting controls, or for considering such matters as may from time to time be set forth in a charter adopted by the Board of Trustees and such committee.

  The members of the Investments Committee are Messrs. Bauer, Crockett, Daly, Dunn, Fields, Frischling, Pennock, Robinson and Sklar (Chairman). The Investments Committee is responsible for reviewing portfolio compliance, brokerage allocation, portfolio investment pricing issues, interim dividend and distribution issues, or considering such matters as may from time to time be set forth in a charter adopted by the Board of Trustees and such committee.

  The members of the Nominating and Compensation Committee are Messrs. Crockett (Chairman), Daly, Dunn, Fields, Pennock, Robinson and Sklar. The Nominating and Compensation Committee is responsible for considering and nominating individuals to stand for election as trustees who are not interested persons as long as the Trust maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act, reviewing from time to time the compensation payable to the disinterested trustees, or considering such matters as may from time to time be set forth in a charter adopted by the Board of Trustees and such committee.

  All of the Trust's trustees also serve as directors or trustees of some or all of the other investment companies managed or advised by A I M Advisors, Inc. ("AIM") or distributed and administered by FMC. Most of the Trust's executive officers hold similar offices with some or all of such investment companies.

REMUNERATION OF TRUSTEES

  Each trustee is reimbursed for expenses incurred in connection with each meeting of the Board of Trustees or any committee thereof. Each trustee who is not an officer of the Trust is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of certain other regulated investment companies managed, administered or distributed by AIM or its affiliates (the "AIM Funds"). Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

  Set forth below is information regarding compensation paid or accrued for each trustee of the Trust:

                                                                       RETIREMENT
                                                     AGGREGATE          BENEFITS           TOTAL
                                                    COMPENSATION        ACCRUED         COMPENSATION
                                                        FROM             BY ALL           FROM ALL
                     TRUSTEE                          TRUST(1)        AIM FUNDS(2)      AIM FUNDS(3)
                     -------                        ------------      ------------      ------------
Charles T. Bauer..................................     $    0           $      0           $     0
Bruce L. Crockett.................................      4,747             67,774            84,000
Owen Daly II......................................      4,747            103,542            84,000
Edward K. Dunn(4).................................      2,193                  0                 0
Jack Fields.......................................      4,747                  0            70,500
Carl Frischling...................................      4,747             96,520            84,000(5)
Robert H. Graham..................................          0                  0                 0
John F. Kroeger(6)................................      4,547             94,132            82,500
Prema Mathai-Davis(4).............................        261                  0                 0
Lewis F. Pennock..................................      4,747             55,777            84,000
Ian W. Robinson...................................      4,672             85,912            84,000
Louis S. Sklar....................................      4,695             84,370            83,500

---------------
(1) The total amount of compensation deferred by all Trustees of the Trust during the fiscal year ended August 31, 1998, including interest earned thereon, was $26,330.

(2) During the fiscal year ended August 31, 1998, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $32,407. Data reflects compensation for the calendar year ended December 31, 1997.

(3) Each serves as a Director or Trustee of a total of 12 registered investment companies advised by AIM as of December 31, 1997 (comprised of over 50 portfolios). Data reflects total compensation for the calendar year ended December 31, 1997.

(4) Mr. Dunn and Ms. Mathai-Davis were not serving as Trustees during the calendar year ended December 31, 1997.

(5) The Trust paid the law firm of Kramer, Levin, Naftalis & Frankel $15,485 in legal fees for services provided to the Portfolio during the fiscal year ended August 31, 1998. Mr. Frischling, a trustee of the Trust, is a partner in such firm.

(6) Mr. Kroeger resigned as a trustee of the Trust on June 11, 1998 and on that date became a consultant to the Trust.

  AIM Funds Retirement Plan for Eligible Directors/Trustees

  Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each trustee (who is not an employee of any of the AIM Funds, A I M Management Group Inc. or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Trustees. Pursuant to the Plan, the normal retirement date is the date on which the eligible trustee has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by AIM or its affiliates (the "Applicable AIM Funds"). Each eligible trustee is entitled to receive an annual benefit from the AIM Funds commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to 75% of the retainer paid or accrued by the Applicable AIM Funds for such trustee during the twelve-month period immediately preceding the trustee's retirement (including amounts deferred under a separate agreement between the Applicable AIM Funds and the trustee) for the number of such trustee's years of service (not in excess of 10 years of service) completed with respect to any of the AIM Funds. Such benefit is payable to each eligible trustee in quarterly installments. If an eligible trustee dies after attaining the normal retirement date but before receipt of any benefits under the Plan commences, the trustee's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased trustee, for no more than ten years beginning the first day of the calendar quarter following the date of the trustee's death. Payments under the Plan are not secured or funded by any AIM Fund.

  Set forth below is a table that shows the estimated annual benefits payable to an eligible trustee upon retirement assuming a specified level of compensation and years of service classifications. The estimated credited years of service for Messrs. Crockett, Daly, Dunn, Fields, Frischling, Kroeger, Pennock, Robinson, Sklar and Ms. Mathai-Davis are 11, 11, 0, 1, 21, 20, 16, 11, 8 and 0 years, respectively.

                        ANNUAL RETAINER UPON RETIREMENT

------------------------------------------------------------------------------------
                        NUMBER OF
                        YEARS OF
                      SERVICE WITH    ANNUAL RETAINER PAID BY ALL AIM FUNDS
                      THE AIM FUNDS                  $90,000
------------------------------------------------------------------------------------
                          10                         $67,500
------------------------------------------------------------------------------------
                           9                         $60,750
------------------------------------------------------------------------------------
                           8                         $54,000
------------------------------------------------------------------------------------
                           7                         $47,250
------------------------------------------------------------------------------------
                           6                         $40,500
------------------------------------------------------------------------------------
                           5                         $33,750
------------------------------------------------------------------------------------

  Deferred Compensation Agreements

  Messrs. Daly, Frischling, Kroeger, Robinson and Sklar (for purposes of this paragraph only, the "deferring trustees") have each executed a Deferred Compensation Agreement (collectively, the "Agreements"). Pursuant to the Agreements, the deferring trustees may elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the deferring trustees may select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the deferring trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of five (5) or ten
(10) years (depending on the Agreement) beginning on the date the deferring trustee's retirement benefits commence under the Plan. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring trustee's termination of service as a trustee of the Trust. If a deferring trustee dies prior to the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a single lump sum payment as soon as practicable after such deferring trustee's death. The Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

  During the fiscal year ended August 31, 1998, $34,137 in trustees' fees and expenses were allocated to the Portfolio.

INVESTMENT ADVISOR

  A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, acts as the investment advisor for the Portfolio pursuant to a Master Investment Advisory Agreement (the "Advisory Agreement"). AIM was organized in 1976, and together with its subsidiaries advises or manages over 90 investment company portfolios.

  Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. Any investment program undertaken by AIM will at all times be subject to the policies and control of the Trust's Board of Trustees. AIM shall not be liable to the Trust or to its shareholders for any act or omission by AIM or for any loss sustained by the Trust or its shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

  AIM and the Trust have adopted a Code of Ethics which requires investment personnel (a) to pre-clear all personal securities transactions, (b) to file reports regarding such transactions, and (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security, and
(iii) transactions involving securities being considered for investment by an AIM Fund. The Code also prohibits investment personnel from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by AIM, and the Board of Trustees reviews annually such reports (including information on any substantial violations of the Code). Violations of the Code may result in censure, monetary penalties, suspension or termination of employment.

  As compensation for its services with respect to the Portfolio, AIM receives a monthly fee which is calculated by applying the following annual rates to the average daily net assets of the Portfolio:

                         NET ASSETS                           RATE
                         ----------                           ----
First $300 million..........................................    .15%
Over $300 million to $1.5 billion...........................    .06%
Over $1.5 billion...........................................    .05%

The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Trust's shares are qualified for sale.

  The Advisory Agreement provides that, upon the request of the Board of Trustees, AIM may perform or arrange for the performance of certain additional services on behalf of the Portfolio which are not required by the Advisory Agreement. AIM may receive reimbursement or reasonable compensation for such additional services, as may be agreed upon by AIM and the Board of Trustees, based upon a finding by the Board of Trustees that the provision of such services would be in the best interest of the Portfolio and its shareholders. The Board of Trustees has made such a finding and, accordingly, has entered into a Master Administrative Services Agreement under which AIM will provide the additional services described below under the caption "Administrative Services."

  Pursuant to the Advisory Agreement between the Trust and AIM currently in effect and under an investment advisory agreement in effect prior to February 28, 1997 which provided for the same level of compensation to AIM, AIM received fees from the Trust for the fiscal years ended August 31, 1998, 1997 and 1996 with respect to the Portfolio in the amounts of $3,026,608, $2,666,379 and $2,227,788, respectively. For the fiscal years ended August 31, 1998, 1997 and 1996, AIM waived no advisory fees with respect to the Portfolio.

  The Advisory Agreement will continue from year to year provided that it is specifically approved at least annually by the Trust's Board of Trustees and the affirmative vote of a majority of the trustees who are not parties to the Advisory Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Trust or AIM may terminate the Advisory Agreement on 60 days' notice without penalty. The Advisory Agreement terminates automatically in the event of its assignment, as defined in the 1940 Act.

  AIM is a wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London EC2M 4YR, United Kingdom. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail fund businesses in the United States, Europe and the Pacific Region. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Trustees and Officers." The address of each director and officer of AIM is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

  FMC is a registered broker-dealer and wholly owned subsidiary of AIM. FMC acts as distributor of the Shares.

ADMINISTRATIVE SERVICES

  AIM also acts as the Portfolio's administrator pursuant to a Master Administrative Services Agreement between AIM and the Trust (the "Administrative Services Agreement").

  Under the Administrative Services Agreement, AIM performs accounting and other administrative services for the Portfolio. As full compensation for the performance of such services, AIM is reimbursed for any personnel and other costs (including applicable office space, facilities and equipment) of furnishing the services of a principal financial officer of the Trust and of persons working under his supervision for maintaining the financial accounts and books and records of the Trust, including calculation of the Portfolio's daily net asset value, and preparing tax returns and financial statements for the Portfolio. The method of calculating such reimbursements must be annually approved, and the amounts paid will be periodically reviewed, by the Trust's Board of Trustees.

  Under the Administrative Services Agreement and under a prior administrative services agreement which provided for the same level of reimbursement to AIM, AIM was reimbursed for the fiscal years ended August 31, 1998, 1997 and 1996, $102,543, $99,273 and $86,796, respectively, for fund accounting services for the Portfolio.

EXPENSES

  In addition to fees paid to AIM pursuant to the Agreement and the expenses reimbursed to AIM under the Administrative Services Agreement, the Trust also pays or causes to be paid all other expenses of the Trust, including, without limitation: the charges and expenses of any registrar, any custodian or depository appointed by the Trust for the safekeeping of its cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents appointed by the Trust; brokers' commissions chargeable to the Trust in connection with portfolio securities transactions to which the Trust is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Trust to federal, state or other governmental agencies; the costs and expenses of engraving or printing of certificates representing shares of the Trust; all costs and expenses in connection with the registration and maintenance of registration of the Trust and its shares with the SEC and various states and other jurisdictions (including filing and legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses and statements of additional information of the Trust and supplements thereto to the Trust's shareholders; all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing of prospectuses, proxy statements and reports to shareholders; fees and travel expenses of trustees and trustee members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Trust's shares; charges and expenses of legal counsel, including counsel to the trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) of the Trust or AIM, and of independent accountants in connection with any matter relating to the Trust; membership dues of industry associations; interest payable on Trust borrowings; postage; insurance premiums on property or personnel (including officers and trustees) of the Trust which inure to its benefit; and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto). FMC bears the expenses of printing and distributing prospectuses and statements of additional information (other than those prospectuses and statements of additional information distributed to existing shareholders of the Trust) and any other promotional or sales literature used by FMC or furnished by FMC to purchasers or dealers in connection with the public offering of the Trust's shares.

  Expenses of the Trust which are not directly attributable to the operations of any class of shares or portfolio of the Trust are prorated among all classes of the Trust. Expenses of the Trust except those listed in the next sentence are prorated among all classes of such Portfolio. Expenses of the Trust which are directly attributable to a specific class of shares are charged against the income available for distribution as dividends to the holders of such shares.

BANKING REGULATIONS

  The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the Trust and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Trust might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to register as dealers pursuant to state law.

TRANSFER AGENT AND CUSTODIAN

  The Bank of New York ("BONY") acts as custodian for the portfolio securities and cash of the Portfolio. BONY receives such compensation from the Trust for its services in such capacity as is agreed to from time to time by BONY and the Trust. The address of BONY is 90 Washington Street, 11th Floor, New York, New York 10286.

  A I M Fund Services, Inc.("AFS"), a wholly owned subsidiary of AIM, P.O. Box 4497, Houston, Texas 77210-4497, acts as transfer agent for the shares of each class of the Portfolio. For the services it provides to the Trust, AFS is entitled to receive a fee based on the average daily net assets of the Trust, plus out-of-pocket expenses and advances it incurred. Such compensation may be changed from time to time as is agreed to by AFS and the Trust. AFS has provided transfer agency and shareholder services to the Portfolio since December 29, 1997 pursuant to a Transfer Agency and Service Agreement. Prior to December 29, 1997, A I M Institutional Fund Services, Inc. ("AIFS") provided transfer agency and shareholder services to the fund pursuant to a Transfer Agency and Service Agreement.

REPORTS

  The Trust furnishes shareholders with semi-annual reports containing information about the Trust and its operations, including a schedule of investments held in the Portfolio and its financial statements. The annual financial statements are audited by the Trust's independent auditors. The Board of Trustees has selected KPMG Peat Marwick LLP, 700 Louisiana, Houston, Texas 77002, as the independent auditors to audit the financial statements and review the tax returns of the Portfolio.

FEE WAIVERS

  AIM or its affiliates may, from time to time, agree to waive voluntarily all or any portion of its fees or reimburse the Portfolio for certain of its expenses. Such waivers or reimbursements may be discontinued at any time.

PRINCIPAL HOLDERS OF SECURITIES

GOVERNMENT & AGENCY PORTFOLIO

  To the best of the knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of any class of the Government and Agency Portfolio as of October 30, 1998, and the percentage of such shares owned by such shareholders as of such date are as follows:

CASH MANAGEMENT CLASS

                                                                 PERCENT
                      NAME AND ADDRESS                           OWNED OF
                      OF RECORD OWNER                          Record Only(a)
                      ----------------                         --------------
  Fund Services Associates..................................      59.52%(b)
     1875 Century Park East -- Suite 1345
     Los Angeles, CA 90067
  Gardnyr Michael Capital, Inc..............................      40.48%(b)
     2281 Lee Rd. Ste. 104
     Winter Park, FL 32789

INSTITUTIONAL CLASS

                                                                 PERCENT
                      NAME AND ADDRESS                           OWNED OF
                      OF RECORD OWNER                          Record Only(a)
                      ----------------                         --------------
  Gardnyr Michael Capital, Inc..............................      65.79%(b)
     2281 Lee Rd. Ste. 104
     Winter Park, FL 32789
  Norwest Bank Mpls.........................................      34.11%
     733 Marquette Ave.
     Minneapolis, MN 55479-0052

PRIVATE INVESTMENT CLASS

                                                                 PERCENT
                      NAME AND ADDRESS                           OWNED OF
                      OF RECORD OWNER                          Record Only(a)
                      ----------------                         --------------
  Fund Services Associates, Inc.............................      94.36%(b)
     1875 Century Park East -- Suite 1345
     Los Angeles, CA 90067
  Huntington Capital Corp...................................       5.64%
     41 S. High St., Ninth Floor
     Columbus, OH 43287

-------------
(a) The Trust has no knowledge as to whether all or any portion of the shares owned of record only are also owned benefically.

(b) A shareholder who holds more than 25% of the outstanding shares of a portfolio may be presumed to be in "control" of such portfolio, as defined in the 1940 Act.

RESOURCE CLASS

                                                                 PERCENT
                      NAME AND ADDRESS                           OWNED OF
                      OF RECORD OWNER                         Record Only(a)
                      ----------------                        --------------

  Hambrecht & Quist LLC.....................................      97.81%
     230 Park Avenue, Floor 19
     New York, NY 10169

---------------

a The Trust has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

b A shareholder who holds more than 25% of the outstanding shares of a portfolio may be presumed to be in "control" of such portfolio, as defined in the 1940 Act.

  AIM provided the initial capitalization of the Personal Investment Class and the Reserve Class of the Government & Agency Portfolio and, accordingly, as of the date of this Statement of Additional Information, owned all the outstanding shares of beneficial interest of each such Class. The Trust expects that the sale of shares of such Classes to the public pursuant to the Prospectuses will promptly reduce the percentage of such shares owned by AIM to less than 1% of the total shares outstanding of such Classes.

TREASURY PORTFOLIO

  To the best of the knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of any class of the Portfolio as of October 30, 1998 and the percentage of such shares owned by such shareholders as of such date are as follows:

CASH MANAGEMENT CLASS

                                                                 PERCENT
                      NAME AND ADDRESS                           OWNED OF
                      OF RECORD OWNER                         Record Only(a)
                      ----------------                        ------------
  Bank of New York..........................................      57.31%
     One Wall Street
     5Th Floor
     Stif/Master Note
     New York, NY 10286
  Fund Services Associates, Inc.............................      12.08%
     1875 Century Park East -- Suite 1345
     Los Angeles, CA 90067
  Chase Bank of Texas.......................................       8.91%
     600 Travis St., 8th Floor
     8-CBT-39
     Houston, TX 77252-8009
  Bank of Oklahoma..........................................       5.87%
     P.O. Box 2180
     Tulsa, OK 74101

-------------
(a) The Trust has no knowledge as to whether all or any portion of the shares owned of record only are also owned benefically.

INSTITUTIONAL CLASS

                                                                PERCENT
                      NAME AND ADDRESS                          OWNED OF
                      OF RECORD OWNER                         Record Only(a)
                      ----------------                        --------------
  Trust Company Bank........................................       8.20%
     Center 3139
     P.O. Box 105504
     Atlanta, GA 30348
  City of New York Deferred Compensation Plan...............       7.25%
     40 Rector Street, 3rd Floor
     New York, NY 10006
  Weststar Bank Trust Dept..................................       5.96%
     P.O. Box 1156
     Bartlesville, OK 74005-1156
  First Trust/Var & Co......................................       5.03%
     Funds Control Suite 0404
     180 East Fifth Street
     St. Paul, MN 55101

---------------

a The Trust has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

PERSONAL INVESTMENT CLASS

                                                                PERCENT
                      NAME AND ADDRESS                          OWNED OF
                      OF RECORD OWNER                         Record Only(a)
                      ----------------                        --------------
  Cullen/Frost Discount Brokers.............................      67.44%
     P.O. Box 2358
     San Antonio, TX 78299
  Bank of New York..........................................      24.64%
     4 Fisher Lane
     White Plains, NY 10603

-------------
(a) The Trust has no knowledge as to whether all or any portion of the shares owned of record only are also owned benefically.

PRIVATE INVESTMENT CLASS

                                                                 PERCENT
                      NAME AND ADDRESS                           OWNED OF
                      OF RECORD OWNER                         Record Only(a)
                      ----------------                        --------------
  The Bank of New York......................................      26.49%
     One Wall Street
     5Th Floor
     Stif/Master Note
     New York, NY 10286
  Huntington Capital Corp...................................      19.84%
     41 S. High St., Ninth Floor
     Columbus, OH 43287
  Zions First National Bank.................................      13.19%
     P.O. Box 30880
     Salt Lake City, UT 84130
  First Trust/Var & Co......................................       8.45%
     Funds Control Suite 0404
     180 East 5th Street
     St. Paul, MN 55101
  New Haven Savings Bank Trust Department...................       6.74%
     P.O. Box 302
     Trust Department
     New Haven, CT 06502
  Midland First American....................................       6.53%
     One Erieview Plaza Ste. 500
     Cleveland, OH 44114
  Cullen/Frost Discount Brokers.............................       6.39%
     P.O. Box 2358
     San Antonio, TX 78299

RESOURCE CLASS

                                                                 PERCENT
                      NAME AND ADDRESS                           OWNED OF
                      OF RECORD OWNER                         Record Only(a)
                      ----------------                        --------------
  First Union Capital Markets...............................      80.64%
    8739 Research Drive
    Capital Markets
    Charlotte, NC 28262-0675
  Mellon Bank NA............................................      11.26%
    P.O. Box 710
    Pittsburgh, PA 15230-0710

---------------

(a) The Trust has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

  AIM provided the initial capitalization of the Reserve Class of the Portfolio and, accordingly, as of the date of this Statement of Additional Information, owned all the outstanding shares of beneficial interest of such Class. The Trust expects that the sale of shares of such Class to the public pursuant to its Prospectus will promptly reduce the percentage of such shares owned by AIM to less than 1% of the total shares outstanding of such Class.

TREASURY TAXADVANTAGE PORTFOLIO

  To the best of the knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of any class of the Treasury TaxAdvantage Portfolio as of October 30, 1998 and the percentage of such shares owned by such shareholders as of such date are as follows:

INSTITUTIONAL CLASS

                                                                 PERCENT
                      NAME AND ADDRESS                           OWNED OF
                      OF RECORD OWNER                          Record Only(a)
                      ----------------                         --------------
  First Trust/Var & Co......................................      26.43%
     Funds Control Suite 0404
     180 East Fifth Street
     St. Paul, MN 55101
  Peoples Two Ten Company...................................      20.85%
     P.O. Box 821
     C/O Summit Bank
     Hackensack, NJ 07602
  Frost National Bank Tx....................................      12.17%
     Muir & Co.
     C/O Frost
     P.O. Box 2479
     San Antonio, TX 78298-2479
  Everen Clearing Corp......................................       6.60%
     111 East Kilbourn Ave.
     Milwaukee, WI 53202
  Key Trust Company.........................................       6.48%
     Mail Code OH-01-49-3040
     4900 Tiedeman
     Cleveland, OH 44101-5971
  Nationsbank Texas.........................................       6.21%
     1401 Elm Street 11Th Floor
     P.O. Box 831000
     Dallas, TX 75202-2911
  Mason-Dixon Trust Company.................................       5.57%
     45 W. Main Street
     Westminister, MD 21158-0199

---------------

(a) The Trust has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

PRIVATE INVESTMENT CLASS

                                                                 PERCENT
                      NAME AND ADDRESS                           OWNED OF
                      OF RECORD OWNER                         Record Only(a)
                      ----------------                        --------------
  Huntington Capital Corp ..................................      26.45%
     41 S High St., Ninth Floor
     Columbus, OH 43287
  Bank of New York..........................................      24.01%
     One Wall Street
     5Th Floor
     Stif/Master Note
     New York, NY 10286
  First National Bank of Chicago............................      18.69%
     Mail Suite 0126
     Attention Sweep Coordinator
     Chicago, IL 60670-0126
  Oppenheimer & Co., Inc....................................      11.15%
     Oppenheimer Tower
     World Financial Center
     New York, NY 10281
  Hambrecht & Quist LLC.....................................       8.79%
     1100 Newport Center Drive, Second Floor
     Newport Beach, CA 92660
  First Union Capital Markets...............................       8.65%
     8739 Research Drive
     Capital Markets
     Charlotte, NC 28262-0675

---------------

(a) The Trust has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

  AIM provided the initial capitalization of the Cash Management Class, Personal Investment Class, Reserve Class and Resource Class of the Treasury Tax Advantage Portfolio and, accordingly, as of the date of this Statement of Additional Information, owned all the outstanding shares of beneficial interest of each such Class. The Trust expects that the sale of shares of each such Class to the public pursuant to its Prospectuses will promptly reduce the percentage of such shares owned by AIM to less than 1% of the total shares outstanding of each such Class.

  Shares shown as beneficially owned by the above institutions are those shares for which the institutions possessed or shared voting or investment power with respect to such shares on behalf of their underlying accounts.

  To the best of the knowledge of the Trust, as of October 30, 1998, the trustees and officers of the Trust beneficially owned less than 1% of each class of the Trust's outstanding shares.

                           PURCHASES AND REDEMPTIONS

  A complete description of the manner by which shares of a particular class may be purchased, redeemed or exchanged appears in each Prospectus under the heading "Purchase of Shares."

  The right of redemption may be suspended or the date of payment postponed when
(a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable.

  A "business day" of the Portfolio is any day on which commercial banks in the New York Federal Reserve district are open for business. The Portfolio, however, reserves the right to change the time for which purchase and redemption requests must be submitted to the Portfolio for execution on the same day on any day when the U.S. primary broker-dealer community is closed for business or trading is restricted due to national holidays.

NET ASSET VALUE DETERMINATION

  Shares of each class of the Portfolio are sold at net asset value. Shareholders may at any time redeem all or a portion of their shares at net asset value. The investor's price for purchases and redemptions will be the net asset value next determined following the receipt of an order to purchase or a request to redeem shares.

  The valuation of the portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Portfolio is permitted in accordance with applicable rules and regulations of the SEC, including Rule 2a-7, which require the Trust to adhere to certain conditions. These rules require that the Trust maintain a dollar-weighted average portfolio maturity of 90 days or less for the Portfolio, purchase only instruments having remaining maturities of 397 days or less and invest only in securities determined by the Trust's Board of Trustees to be of high quality with minimal credit risk.

  The Board of Trustees is required to establish procedures designed to stabilize, to the extent reasonably practicable, the Trust's price per share at $1.00 for the Portfolio as computed for the purpose of sales and redemptions. Such procedures include review of the Portfolio's portfolio holdings by the Board of Trustees, at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Portfolio deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the Portfolio's shares. In the event the Board of Trustees determines that such a deviation exists for the Portfolio, it will take such corrective action as the Board of Trustees deems necessary and appropriate with respect to the Portfolio, including the sales of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.

DISTRIBUTION AGREEMENT

  The Trust has entered into a Master Distribution Agreement (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the exclusive distributor of the shares of each class of the Portfolio. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. See "General Information About the Trust -- Trustees and Officers" and "-- Investment Advisor" for information as to the affiliation of certain trustees and officers of the Trust with FMC, AIM and AIM Management.

  The Distribution Agreement provides that FMC has the exclusive right to distribute shares of each class of the Portfolio either directly or through other broker-dealers. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Trust and the costs of preparing and distributing any other supplemental sales literature. FMC has not undertaken to sell any specified number of shares of the Portfolio.

  The Distribution Agreement will continue in effect from year to year only if such continuation is specifically approved at least annually by the Trust's Board of Trustees and the affirmative vote of the trustees who are not parties to the Distribution Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Trust or FMC may terminate the Distribution Agreement on 60 days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act.

DISTRIBUTION PLAN

  The Trust has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Plan, the Trust may enter into Shareholder Service Agreements ("Service Agreements") with selected broker-dealers, banks, other financial institutions or their affiliates. Such firms may receive from the Portfolio compensation for servicing investors as beneficial owners of the shares of the Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class of the Portfolio. These services may include among other things: (i) answering customer inquiries regarding the shares of these classes and the Portfolio; (ii) assisting customers in changing dividend options, account designations and addresses; (iii) performing sub-accounting; (iv) establishing and maintaining shareholder accounts and records; (v) processing purchase and redemption transactions; (vi) automatic investment in the shares of these classes of customer cash account balances; (vii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by such firm; (viii) arranging for bank wires; and (ix) such other services as the Trust may request on behalf of the shares of these classes, to the extent such firms are permitted to engage in such services by applicable statute, rule or regulation. The Plan may only be used for the purposes specified above and as stated in the Plan. Expenses may not be carried over from year to year.

  For the fiscal year ended August 31, 1998, FMC received compensation pursuant to the Plan in the amount of $826,277, or an amount equal to 0.08% of the average daily net assets of the Cash Management Class, $1,803,733, or an amount equal to 0.50% of the average daily net assets of the Personal Investment Class, $1,159,606, or an amount equal to 0.30% of the average daily net assets of the Private Investment Class, 512,860 or an amount equal to 0.16% of the average daily net assets of the Resource Class. With respect to the Cash Management Class, $826,277 of such amount (or an amount equal to 0.08% of the average daily net assets of the class) was paid to dealers and financial institutions and $0 (or an amount equal to 0% of the average daily net assets of the class) was retained by FMC. With respect to the Personal Investment Class, $1,460,207 of such amount (or an amount equal to 0.40% of the average daily net assets of the class) was paid to dealers and financial institutions and $343,526 (or an amount equal to 0.10% of the average daily net assets of the class) was retained by FMC. With respect to the Private Investment Class, $937,844 of such amount (or an amount equal to 0.24% of the average daily net assets of the class) was paid to dealers and financial institutions and $221,762 (or an amount equal to 0.06% of the average daily net assets of the class) was retained by FMC. With respect to the Resource Class, $512,200 of such amount (or an amount equal to 0.16% of the average daily net assets of the class) was paid to dealers and financial institutions and $660 (or an amount equal to 0% of the average daily net assets of the class) was retained by FMC.

  FMC is a wholly owned subsidiary of AIM, a wholly owned subsidiary of AIM Management. Charles T. Bauer, a Trustee and Chairman of the Trust, owns shares of AIM Management and Robert H. Graham, a Trustee and President of the Trust, also owns shares of AIM Management.

PERFORMANCE INFORMATION

  As stated under the caption "Yield Information" in each Prospectus, yield information for the shares of each class of the Portfolio may be obtained by calling the Trust at (800) 659-1005. The current yield quoted will be the net average annualized yield for an identified period, such as seven days or a month. Current yield will be computed by assuming that an account was established with a single share (the "Single Share Account") on the first day of the period. To arrive at the quoted yield, the net change in the value of that Single Share Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, but would not include realized gains and losses or unrealized appreciation or depreciation) will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of one percent. The Trust may also furnish a quotation of effective yield that assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the average annualized yield for the period, which will be computed by compounding the unannualized current yield for the period by adding 1 to the unannualized current yield, raising the sum to a power equal to 365 divided by the number of days in the period, and then subtracting 1 from the result.

  For the seven-day period ended August 31, 1998, the current yield and the effective yield (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the annualized current yield for the period) were 5.45% and 5.60%, for the Cash Management Class, were 5.53% and 5.69%, for the Institutional Class, were 5.03% and 5.16%, for the Personal Investment Class, were 5.23% and 5.37%, for the Private Investment Class and were 5.37% and 5.52%, for the Resource Class respectively. These yields are quoted for illustration purposes only. The yields for any other seven-day period may be substantially different from the yields quoted above.

  The Trust may compare the performance of a class or the performance of securities in which it may invest to:

          - IBC/Donoghue's Money Fund Averages, which are average yields of various types of money market funds that include the effect of compounding distributions;

          - other mutual funds, especially those with similar investment objectives. These comparisons may be based on data published by IBC/Donoghue's Money Fund Report of Holliston, Massachusetts or by Lipper Analytical Services, Inc., a widely recognized independent service located in Summit, New Jersey, which monitors the performance of mutual funds;

          - yields on other money market securities or averages of other money market securities as reported by the Federal Reserve Bulletin, by TeleRate, a financial information network, or by Bloomberg, a financial information firm; and

          - other fixed-income investments such as Certificates of Deposit ("CDs").

  The principal value and interest rate of CDs and money market securities are fixed at the time of purchase whereas a class's yield will fluctuate. Unlike some CDs and certain other money market securities, money market mutual funds are not insured by the FDIC. Investors should give consideration to the quality and maturity of the portfolio securities of the respective investment companies when comparing investment alternatives.

  The Trust may reference the growth and variety of money market mutual funds and AIM's innovation and participation in the industry.

                      INVESTMENT PROGRAM AND RESTRICTIONS

INVESTMENT PROGRAM

  The Portfolio seeks to achieve its objective by investing in high grade money market instruments. The money market instruments in which the Portfolio invests are considered to carry very little risk and accordingly may not have as high a yield as that available on money market instruments of lesser quality. The Portfolio invests exclusively in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds and repurchase agreements relating to such securities. The Portfolio may enter into repurchase agreements with respect to U.S. Treasury securities. The Portfolio may also borrow money and enter into reverse repurchase agreements with respect to its portfolio securities in amounts up to 10% of the value of its total assets at the time of borrowing or entering into a repurchase agreement. The Portfolio will only borrow money or enter into reverse repurchase agreements for temporary or emergency purposes to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests should they occur.

ELIGIBLE SECURITIES

  The Trust will invest in "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, which the Trust's Board of Trustees has determined to present minimal credit risk.

INVESTMENT RESTRICTIONS

  As a matter of fundamental policy which may not be changed without a majority vote of shareholders of the Portfolio (as that term is defined under "General Information about the Trust -- The Trust and its Shares"), the Portfolio may not:

          (1) concentrate more than 25% of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and bank instruments, such as CDs, bankers' acceptances, time deposits and bank repurchase agreements;

          (2) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as amended from time to time, and except that the Portfolio may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order; or

          (3) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities, provided that the Portfolio will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding;

          (4) mortgage, pledge or hypothecate any assets except to secure permitted borrowings and except for reverse repurchase agreements and then only in an amount up to 33 1/3% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement;

          (5) make loans of money or securities other than (a) through the purchase of debt securities in accordance with the Portfolio's investment program, (b) by entering into repurchase agreements and (c) by lending portfolio securities to the extent permitted by law or regulation;

          (6) underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with the Portfolio's investment program may be deemed an underwriting;

          (7) invest in real estate, except that the Portfolio may purchase and sell securities secured by real estate or interests therein or issued by issuers which invest in real estate or interests therein;

          (8) purchase or sell commodities or commodity futures contracts, purchase securities on margin, make short sales or invest in puts or calls; or

          (9) invest in any obligation not payable as to principal and interest in United States currency.

OTHER INVESTMENT POLICIES

  The Portfolio does not intend to invest in companies for the purpose of exercising control or management, except that the Portfolio may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order. The Portfolio may also lend its portfolio securities in amounts up to 33 1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks. None of the foregoing policies is fundamental.

                             PORTFOLIO TRANSACTIONS

GENERAL BROKERAGE POLICY

  AIM makes decisions to buy and sell securities for the Portfolio, selects broker-dealers, effects the Portfolio's investment portfolio transactions, allocates brokerage fees in such transactions, and where applicable, negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate (as applicable). While AIM seeks reasonable competitive commission rates, the Portfolio may not pay the lowest commission or spread available. See "Section 28(e) Standards" below.

  In the event the Portfolio purchases securities traded in over-the-counter markets, the Portfolio deals directly with dealers who make markets in the securities involved, except when better prices are available elsewhere. Portfolio transactions placed through dealers who are primary market makers are effected at net prices without commissions, but which include compensation in the form of a mark up or mark down.

  AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Portfolio) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Portfolio and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Portfolio and of the other AIM Funds. In connection with (3) above, the Portfolio's trades may be executed directly by dealers which sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

  AIM will seek, whenever possible, to recapture for the benefit of a Portfolio any commissions, fees, brokerage or similar payments paid by the Portfolio on portfolio transactions. Normally, the only fees which AIM can recapture are the soliciting dealer fees on the tender of the Portfolio's securities in a tender or exchange offer.

  The Portfolio may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of the Portfolio provided the conditions of an exemptive order received by the Portfolio from the SEC are met. In addition, the Portfolio may purchase or sell a security from or to another AIM Fund provided the Portfolio follows procedures adopted by the Board of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

  The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

ALLOCATION OF PORTFOLIO TRANSACTIONS

  AIM and its affiliates manage several other investment accounts. Some of these accounts may have investment objectives similar to the Portfolio. Occasionally, identical securities will be appropriate for investment by the Portfolio and by another fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Portfolio and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Portfolio's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

  Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM could have an adverse effect on the price or amount of securities available to the Portfolio. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.

SECTION 28(e) STANDARDS

  Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.

  Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally or in written form. Research services may also include the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

  The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Portfolio. However, the Portfolio is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

  In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Portfolio is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

  Under the 1940 Act, certain persons affiliated with the Trust are prohibited from dealing with the Portfolios as principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. Furthermore, the 1940 Act prohibits the Trust from purchasing a security being publicly underwritten by a syndicate of which certain persons affiliated with the Trust are members except in accordance with certain conditions. These conditions may restrict the ability of the Portfolio to purchase money market obligations being publicly underwritten by such a syndicate, and the Portfolio may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Trust may, from time to time, serve as placement agent or financial advisor to an issuer of money market obligations and be paid a fee by such issuer. The Portfolio may purchase such money market obligations directly from the issuer, provided that the purchase made in accordance with procedures adopted by the Trust's Board of Trustees and any such purchases are reviewed at least quarterly by the Trust's Board of Trustees and a determination is made that all such purchases were effected in compliance with such procedures, including a determination that the placement fee or other remuneration paid by the issuer to the person affiliated with the Trust was fair and reasonable in relation to the fees charged by others performing similar services.

                                  TAX MATTERS

  The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

  The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and can therefore satisfy the Distribution Requirement.

  In addition to satisfying the Distribution Requirement, a regulated investment company (1) must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) must satisfy an asset diversification test in order to qualify for tax purposes as a regulated investment company (the "Asset Diversification Test"). Under the Asset Diversification Test, at the close of each quarter of a fund's taxable year, at least 50% of the value of a fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a fund has not invested more than 5% of the value of a fund's total assets in securities of such issuer and as to which a fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which a fund controls and which are engaged in the same or similar trades or businesses.

  If, for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

  A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year( a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

  The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

PORTFOLIO DISTRIBUTIONS

  The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations.

  Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

  Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the Internal Revenue Service.

  The Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 31% of the ordinary income dividends and capital gain dividends, and in certain cases, of the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Trust that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

SALE OR REDEMPTION OF SHARES

  A shareholder will recognize gain or loss on the sale or redemption of shares of a class in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the class within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a class will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and
(4) generally will apply in determining the holding period of shares.

FOREIGN SHAREHOLDERS

  Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.

  If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends and distributions (other than capital gains dividends) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend or distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a class, capital gain dividends and amounts retained by the Portfolio that are designated as undistributed capital gains.

  If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

  In the case of foreign noncorporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax unless such shareholders furnish the Portfolio with proper notification of their foreign status.

  The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

  The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on December 18, 1998. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

  Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Trust.

                              FINANCIAL STATEMENTS

                                       FS

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

We have audited the accompanying statement of assets and liabilities of the Treasury Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasury Portfolio as of August 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                                                      KPMG Peat Marwick LLP

Houston, Texas
October 2, 1998

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

We have audited the accompanying statement of assets and liabilities of the Treasury Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasury Portfolio as of August 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                                                      KPMG Peat Marwick LLP

Houston, Texas
October 2, 1998

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

We have audited the accompanying statement of assets and liabilities of the Treasury Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasury Portfolio as of August 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                                                      KPMG Peat Marwick LLP

Houston, Texas
October 2, 1998

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

We have audited the accompanying statement of assets and liabilities of the Treasury Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasury Portfolio as of August 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                                                      KPMG Peat Marwick LLP

Houston, Texas
October 2, 1998

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

We have audited the accompanying statement of assets and liabilities of the Treasury Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and the period March 12, 1996 (date sales commenced for the Resource Class) through August 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasury Portfolio as of August 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and the period March 12, 1996 (date sales commenced for the Resource Class) through August 31, 1996, in conformity with generally accepted accounting principles.

                                                      KPMG Peat Marwick LLP

Houston, Texas
October 2, 1998

SCHEDULE OF INVESTMENTS

August 31, 1998

                                                                   PAR
                                                      MATURITY    (000)         VALUE
U.S. TREASURY SECURITIES-13.05%
U.S. TREASURY BILLS(a)-4.25%
5.245%                                                12/10/98   $ 50,000   $   49,271,528
------------------------------------------------------------------------------------------
5.125%                                                02/04/99     50,000       48,889,583
------------------------------------------------------------------------------------------
5.135%                                                04/29/99     50,000       48,288,333
------------------------------------------------------------------------------------------
5.173%                                                04/29/99     50,000       48,275,833
------------------------------------------------------------------------------------------
5.15%                                                 05/27/99     25,000       24,041,528
------------------------------------------------------------------------------------------
                                                                               218,766,805
------------------------------------------------------------------------------------------
U.S. TREASURY NOTES-8.80%
6.00%                                                 09/30/98     50,000       50,013,521
------------------------------------------------------------------------------------------
5.75%                                                 12/31/98     50,000       50,056,102
------------------------------------------------------------------------------------------
6.375%                                                01/15/99    125,000      125,389,622
------------------------------------------------------------------------------------------
6.25%                                                 03/31/99     25,000       25,099,746
------------------------------------------------------------------------------------------
6.75%                                                 06/30/99    150,000      151,536,559
------------------------------------------------------------------------------------------
6.375%                                                07/15/99     50,000       50,383,358
------------------------------------------------------------------------------------------
                                                                               452,478,908
------------------------------------------------------------------------------------------
         Total U.S. Treasury Securities (Cost
           $671,245,713)                                                       671,245,713
------------------------------------------------------------------------------------------
         Total Investments (excluding Repurchase Agreements)                   671,245,713
------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS(b)-86.42%
B.T. Securities Corp. 5.80%(c)                             --     250,000      250,000,000
------------------------------------------------------------------------------------------
Barclays Capital Inc. 5.78%(d)                        09/01/98    250,000      250,000,000
------------------------------------------------------------------------------------------
Bear, Stearns & Co. Inc. 5.80%(e)                          --     250,000      250,000,000
------------------------------------------------------------------------------------------
CIBC Oppenheimer Corp. 5.78%(f)                       09/01/98    250,000      250,000,000
------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp. 5.80%(g)             09/01/98    250,000      250,000,000
------------------------------------------------------------------------------------------
Deutsche Morgan Grenfell Inc. 5.80%(h)                     --     800,000      800,000,000
------------------------------------------------------------------------------------------
Deutsche Morgan Grenfell Inc. 5.80%(i)                09/01/98    300,000      300,000,000
------------------------------------------------------------------------------------------
Goldman, Sachs & Co. 5.78%(j)                         09/01/98    500,000      500,000,000
------------------------------------------------------------------------------------------

                                                                   PAR
                                                      MATURITY    (000)         VALUE
REPURCHASE AGREEMENTS-(continued)
Greenwich Capital Markets, Inc. 5.80%(k)              09/01/98    250,000      250,000,000
------------------------------------------------------------------------------------------
HSBC Securities, Inc. 5.78%(l)                        09/01/98    250,000      250,000,000
------------------------------------------------------------------------------------------
J.P. Morgan Securities Inc. 5.78%(m)                  09/01/98    250,000      250,000,000
------------------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc. 5.80%(n)    09/01/98    250,000      250,000,000
------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. 5.79%(o)                    09/01/98    250,000      250,000,000
------------------------------------------------------------------------------------------
Warburg Dillon Read LLC 5.79%(p)                      09/01/98    345,779      345,778,648
------------------------------------------------------------------------------------------
         Total Repurchase Agreements (Cost
           $4,445,778,648)                                                   4,445,778,648
------------------------------------------------------------------------------------------
TOTAL INVESTMENTS-99.47%                                                     5,117,024,361(q)
------------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-0.53%                                             27,209,803
------------------------------------------------------------------------------------------
NET ASSETS-100.00%                                                          $5,144,234,164
------------------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS:

(a)U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b)Collateral on repurchase agreements, including the Portfolio's pro-rata interest in joint repurchase agreements, is taken into possession by the Portfolio upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c)Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $392,000,000 U.S. Government obligations, 0% to 8.875% due 08/15/99 to 02/15/19 with an aggregate market value at 08/31/98 of $402,895,145.
(d)Entered into 08/31/98 with a maturing value of $250,040,139. Collateralized by $251,907,000 U.S. Government obligations, 3.625% to 5.375% due 07/31/00 to
   07/15/02 with an aggregate market value at 08/31/98 of $255,001,457.
(e)Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $951,236,000 U.S. Government obligations, 0% to 11.25% due 08/15/02 to 08/15/27 with an aggregate market value at 08/31/98 of $306,453,166.
(f)Entered into 08/31/98 with a maturing value of $250,040,139. Collateralized by $244,175,000 U.S. Government obligations, 5.375% to 7.00% due 12/31/99 to
   07/15/06 with an aggregate market value at 08/31/98 of $255,002,569.
(g)Entered into 08/31/98 with a maturing value of $250,040,278. Collateralized by $761,518,000 U.S. Government obligations, 0% to 9.125% due 05/15/99 to 02/15/20 with an aggregate market value at 08/31/98 of $258,228,014.
(h)Open repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $747,659,000 U.S. Government obligations, 4.75% to 12.50% due 10/31/98 to 11/15/16 with an aggregate market value at 08/31/98 of $816,001,319.
(i)Entered into 08/31/98 with a maturing value of $300,048,333. Collateralized by $249,951,000 U.S. Government obligations, 5.25% to 14.00% due 08/15/03 to
   02/15/23 with an aggregate market value at 08/31/98 of $306,001,371.
(j)Entered into 08/31/98 with a maturing value of $500,080,278. Collateralized by $389,385,000 U.S. Government obligations, 5.125% to 12.75% due 09/30/98 to
   02/15/27 with an aggregate market value at 08/31/98 of $510,503,342.

(k)Entered into 08/31/98 with a maturing value of $250,040,278. Collateralized by $248,093,000 U.S. Government obligations, 5.50% to 5.625% due 12/31/02 to
   08/15/28 with an aggregate market value at 08/31/98 of $255,000,827.
(l)Entered into 08/31/98 with a maturing value of $250,040,139. Collateralized by $237,607,000 U.S. Government obligations, 6.00% to 9.00% due 08/15/99 to
   11/15/27 with an aggregate market value at 08/31/98 of $255,004,329.
(m)Entered into 08/31/98 with a maturing value of $250,040,139. Collateralized by $227,527,000 U.S. Government obligations, 0% to 12.75% due 09/17/98 to 08/15/28 with an aggregate market value at 08/31/98 of $255,000,985.
(n)Entered into 08/31/98 with a maturing value of $250,040,278. Collateralized by $622,995,000 U.S. Government obligations, 0% due 05/15/05 to 02/15/24 with an aggregate market value at 08/31/98 of $255,001,523.
(o)Entered into 08/31/98 with a maturing value of $250,040,208. Collateralized by $247,284,000 U.S. Government obligations, 5.375% to 5.75% due 07/31/00 to
   11/30/02 with an aggregate market value at 08/31/98 of $255,308,242.
(p)Joint repurchase agreement entered into 08/31/98 with a maturing value of $1,000,160,833. Collateralized by $1,958,825,000 U.S. Government obligations, 0% to 5.50% due 11/15/98 to 04/15/28 with an aggregate market value at 08/31/98 of $1,020,108,316.
(q)Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 1998

ASSETS:
Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $  671,245,713
----------------------------------------------------------------------------
Repurchase agreements                                          4,445,778,648
----------------------------------------------------------------------------
Receivables for:
  Investments sold                                                47,702,222
----------------------------------------------------------------------------
  Interest receivable                                              6,315,744
----------------------------------------------------------------------------
Investment for deferred compensation plan                             82,793
----------------------------------------------------------------------------
Other assets                                                          68,410
----------------------------------------------------------------------------
    Total assets                                               5,171,193,530
----------------------------------------------------------------------------
LIABILITIES:
Payables for:
  Dividends                                                       25,813,818
----------------------------------------------------------------------------
  Deferred compensation                                               82,793
----------------------------------------------------------------------------
Accrued administrative services fees                                   9,609
----------------------------------------------------------------------------
Accrued advisory fees                                                275,392
----------------------------------------------------------------------------
Accrued distribution fees                                            456,303
----------------------------------------------------------------------------
Accrued transfer agent fees                                           79,567
----------------------------------------------------------------------------
Accrued trustees' fees                                                 4,209
----------------------------------------------------------------------------
Accrued operating expenses                                           237,675
----------------------------------------------------------------------------
    Total liabilities                                             26,959,366
----------------------------------------------------------------------------
NET ASSETS                                                    $5,144,234,164
----------------------------------------------------------------------------
NET ASSETS:
Institutional Class                                           $2,988,374,938
----------------------------------------------------------------------------
Private Investment Class                                      $  360,307,220
----------------------------------------------------------------------------
Personal Investment Class                                     $  405,800,587
----------------------------------------------------------------------------
Cash Management Class                                         $  933,790,915
----------------------------------------------------------------------------
Resource Class                                                $  455,960,504
----------------------------------------------------------------------------
SHARES OF BENEFICIAL INTEREST, $.01 PAR VALUE PER SHARE:
Institutional Class                                            2,987,867,418
----------------------------------------------------------------------------
Private Investment Class                                         360,260,819
----------------------------------------------------------------------------
Personal Investment Class                                        405,742,920
----------------------------------------------------------------------------
Cash Management Class                                            933,641,495
----------------------------------------------------------------------------
Resource Class                                                   455,898,901
----------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
Net asset value, offering and redemption price per share      $         1.00
----------------------------------------------------------------------------

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 1998

INVESTMENT INCOME:
Interest income                                                 $291,070,704
----------------------------------------------------------------------------
EXPENSES:
Advisory fees                                                      3,026,608
----------------------------------------------------------------------------
Custodian fees                                                       253,600
----------------------------------------------------------------------------
Administrative services fees                                         102,543
----------------------------------------------------------------------------
Trustees' fees and expenses                                           34,137
----------------------------------------------------------------------------
Transfer agent fees                                                  579,287
----------------------------------------------------------------------------
Distribution fees (Note 2)                                         6,312,198
----------------------------------------------------------------------------
Other                                                                406,649
----------------------------------------------------------------------------
    Total expenses                                                10,715,022
----------------------------------------------------------------------------
Less: Fee waivers                                                 (2,009,722)
----------------------------------------------------------------------------
    Net expenses                                                   8,705,300
----------------------------------------------------------------------------
Net investment income                                            282,365,404
----------------------------------------------------------------------------
Net realized gain on sales of investments                             17,887
----------------------------------------------------------------------------
Net increase in net assets resulting from operations            $282,383,291
----------------------------------------------------------------------------

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 1998 and 1997

                                                              1998              1997
                                                         --------------    --------------
OPERATIONS:
  Net investment income                                  $  282,365,404    $  236,779,733
-----------------------------------------------------------------------------------------
  Net realized gain on sales of investments                      17,887           215,978
-----------------------------------------------------------------------------------------
    Net increase in net assets resulting from
      operations                                            282,383,291       236,995,711
-----------------------------------------------------------------------------------------
Distributions to shareholders from net investment
  income:
    Institutional Class                                    (171,162,611)     (153,610,717)
-----------------------------------------------------------------------------------------
    Private Investment Class                                (20,105,302)      (20,120,440)
-----------------------------------------------------------------------------------------
    Personal Investment Class                               (18,031,165)      (11,733,992)
-----------------------------------------------------------------------------------------
    Cash Management Class                                   (55,954,060)      (41,058,376)
-----------------------------------------------------------------------------------------
    Resource Class                                          (17,112,266)      (10,256,208)
-----------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains                --           (59,575)
-----------------------------------------------------------------------------------------
Share transactions-net (See Note 4)                        (116,572,228)    1,556,740,962
-----------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                  (116,554,341)    1,556,897,365
-----------------------------------------------------------------------------------------
NET ASSETS:
    Beginning of period                                   5,260,788,505     3,703,891,140
-----------------------------------------------------------------------------------------
    End of period                                        $5,144,234,164    $5,260,788,505
-----------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
    Shares of beneficial interest                        $5,143,411,553    $5,259,983,781
-----------------------------------------------------------------------------------------
    Undistributed net realized gain on sales of
      investments                                               822,611           804,724
-----------------------------------------------------------------------------------------
                                                         $5,144,234,164    $5,260,788,505
-----------------------------------------------------------------------------------------

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 1998

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series, diversified management investment company. The Fund is organized as a Delaware business trust consisting of three different portfolios, each of which offers separate series of shares: the Treasury Portfolio, the Government & Agency Portfolio and the Treasury TaxAdvantage Portfolio. The Government & Agency Portfolio commenced operations on September 1, 1998. Information presented in these financial statements pertains only to the Treasury Portfolio (the "Portfolio"), with the assets, liabilities and operations of each portfolio being accounted for separately. The Portfolio consists of five different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Portfolio is a money market fund whose investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

A. Security Valuations-The Portfolio's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions-Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes-The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses-Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Portfolio:

Net Assets                                                       RATE
---------------------------------------------------------------------
First $300 million                                              0.15%
---------------------------------------------------------------------
Over $300 million to $1.5 billion                               0.06%
---------------------------------------------------------------------
Over $1.5 billion                                               0.05%
---------------------------------------------------------------------

  The Portfolio, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Portfolio. During the year ended August 31, 1998, the Fund reimbursed AIM $102,543 for such services.
  The Portfolio, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agent and shareholder services to the Portfolio. On September 20, 1997, the Board of Trustees approved the appointment of AFS as transfer agent of the Fund effective December 29, 1997. During the year ended August 31, 1998, the Portfolio paid AFS $366,571 for such services. Prior to the effective date of the agreement with AFS, the Portfolio paid A I M Institutional Fund Services, Inc. $212,716 pursuant to a transfer agency and shareholder services agreement for the period September 1, 1997 through December 28, 1997.
  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class pay up to a 0.50%, 0.75%, 0.10%, and 0.20%, respectively, maximum annual rate of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of
(a) 0.25% of the average daily net assets of each of the Private Investment Class and the Personal Investment Class, (b) 0.10% of the average daily net assets of the Cash Management Class and (c) 0.20% of the average daily net assets of the Resource Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each class. During the year ended August 31, 1998, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class paid $1,159,606, $1,803,733, $826,277 and $512,860, respectively, as compensation under the Plan. FMC waived fees of $2,009,722 for the same period. Certain officers and trustees of the Trust are officers of AIM, FMC and AFS.
  During the year ended August 31, 1998, the Portfolio paid legal fees of $15,485 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Trustees. A member of that firm is a trustee of the Fund.

NOTE 3-TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Fund may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-SHARE INFORMATION

Changes in shares outstanding during the years ended August 31, 1998 and 1997 were as follows:

                                            1998                                 1997
                             ----------------------------------   ----------------------------------
                                 SHARES             AMOUNT            SHARES             AMOUNT
                             ---------------   ----------------   ---------------   ----------------
Sold:
  Institutional Class         18,385,087,568   $ 18,385,087,568    15,820,439,672   $ 15,820,439,672
----------------------------------------------------------------------------------------------------
  Private Investment Class     1,991,337,616      1,991,337,616     2,377,066,232      2,377,066,232
----------------------------------------------------------------------------------------------------
  Personal Investment Class    3,949,434,631      3,949,434,631     2,585,293,225      2,585,293,225
----------------------------------------------------------------------------------------------------
  Cash Management Class        6,742,292,291      6,742,292,291     4,354,698,981      4,354,698,981
----------------------------------------------------------------------------------------------------
  Resource Class               2,712,585,402      2,712,585,402     2,558,140,941      2,558,140,941
----------------------------------------------------------------------------------------------------
Issued as reinvestment of
  dividends:
  Institutional Class             34,740,376         34,740,376        15,531,436         15,531,436
----------------------------------------------------------------------------------------------------
  Private Investment Class         5,517,795          5,517,795         3,858,592          3,858,592
----------------------------------------------------------------------------------------------------
  Personal Investment Class       16,025,048         16,025,048         9,897,559          9,897,559
----------------------------------------------------------------------------------------------------
  Cash Management Class           20,427,201         20,427,201        12,944,226         12,944,226
----------------------------------------------------------------------------------------------------
  Resource Class                  15,915,270         15,915,270         9,274,277          9,274,277
----------------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class        (18,839,453,624)   (18,839,453,624)  (14,763,510,184)   (14,763,510,184)
----------------------------------------------------------------------------------------------------
  Private Investment Class    (2,099,963,668)    (2,099,963,668)   (2,270,031,466)    (2,270,031,466)
----------------------------------------------------------------------------------------------------
  Personal Investment Class   (3,882,639,209)    (3,882,639,209)   (2,465,181,087)    (2,465,181,087)
----------------------------------------------------------------------------------------------------
  Cash Management Class       (6,658,189,744)    (6,658,189,744)   (4,328,020,236)    (4,328,020,236)
----------------------------------------------------------------------------------------------------
  Resource Class              (2,509,689,181)    (2,509,689,181)   (2,363,661,206)    (2,363,661,206)
----------------------------------------------------------------------------------------------------
Net increase (decrease)         (116,572,228)  $   (116,572,228)    1,556,740,962   $  1,556,740,962
----------------------------------------------------------------------------------------------------

NOTE 5-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of the Cash Management Class outstanding during each of the years in the five-year period ended August 31, 1998.

                                          1998        1997        1996       1995      1994
                                        --------    --------    --------    -------   -------
Net asset value, beginning of period    $   1.00    $   1.00    $   1.00    $  1.00   $  1.00
--------------------------------------  --------    --------    --------    -------   -------
Income from investment operations:
    Net investment income                   0.05        0.05        0.05       0.05      0.03
--------------------------------------  --------    --------    --------    -------   -------
Less distributions:
    Dividends from net investment
      income                               (0.05)      (0.05)      (0.05)     (0.05)    (0.03)
--------------------------------------  --------    --------    --------    -------   -------
Net asset value, end of period          $   1.00    $   1.00    $   1.00    $  1.00   $  1.00
--------------------------------------  --------    --------    --------    -------   -------
Total return                                5.56%       5.39%       5.48%      5.57%     3.44%
--------------------------------------  --------    --------    --------    -------   -------
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                              $933,791    $829,243    $789,627    $81,219   $73,619
--------------------------------------  --------    --------    --------    -------   -------
Ratio of expenses to average net
  assets(a)                                 0.17%(b)    0.17%       0.17%      0.18%     0.16%
--------------------------------------  --------    --------    --------    -------   -------
Ratio of net investment income to
  average net assets(c)                     5.42%(b)    5.25%       5.25%      5.42%     3.48%
--------------------------------------  --------    --------    --------    -------   -------

(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.19%, 0.19%, 0.19%, 0.20% and 0.21% for the periods 1998-1994, respectively.
(b) Ratios are based on average net assets of $1,032,845,745.
(c) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 5.40%, 5.24%, 5.23%, 5.40% and 3.43% for the periods 1998-1994, respectively.

NOTE 5-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of the Institutional Class outstanding during each of the years in the five-year period ended August 31, 1998.

                                 1998           1997         1996         1995         1994
                              ----------     ----------   ----------   ----------   ----------
Net asset value, beginning
  of period                   $     1.00     $     1.00   $     1.00   $     1.00   $     1.00
----------------------------  ----------     ----------   ----------   ----------   ----------
Income from investment
  operations:
    Net investment income           0.05           0.05         0.05         0.06         0.04
----------------------------  ----------     ----------   ----------   ----------   ----------
Less distributions:
    Dividends from net
      investment income            (0.05)         (0.05)       (0.05)       (0.06)       (0.04)
----------------------------  ----------     ----------   ----------   ----------   ----------
Net asset value, end of
  period                      $     1.00     $     1.00   $     1.00   $     1.00   $     1.00
----------------------------  ----------     ----------   ----------   ----------   ----------
Total return                        5.64%          5.47%        5.57%        5.66%        3.53%
----------------------------  ----------     ----------   ----------   ----------   ----------
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)              $2,988,375     $3,408,010   $2,335,441   $2,669,637   $2,452,389
----------------------------  ----------     ----------   ----------   ----------   ----------
Ratio of expenses to average
  net assets                        0.08%(a)       0.09%        0.09%        0.10%        0.08%
----------------------------  ----------     ----------   ----------   ----------   ----------
Ratio of net investment
  income to average net
  assets                            5.50%(a)       5.35%        5.43%        5.53%        3.39%
----------------------------  ----------     ----------   ----------   ----------   ----------

(a) Ratios are based on average net assets of $3,112,551,185.

NOTE 5-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of the Personal Investment Class outstanding during each of the years in the five-year period ended August 31, 1998.

                                       1998        1997       1996       1995      1994
                                     --------    --------   --------   --------   -------
Net asset value, beginning of
  period                             $   1.00    $   1.00   $   1.00   $   1.00   $  1.00
-----------------------------------  --------    --------   --------   --------   -------
Income from investment operations:
  Net investment income                  0.05        0.05       0.05       0.05      0.03
-----------------------------------  --------    --------   --------   --------   -------
Less distributions:
  Dividends from net investment
    income                              (0.05)      (0.05)     (0.05)     (0.05)    (0.03)
-----------------------------------  --------    --------   --------   --------   -------
Net asset value, end of period       $   1.00    $   1.00   $   1.00   $   1.00   $  1.00
-----------------------------------  --------    --------   --------   --------   -------
Total return                             5.12%       4.95%      5.04%      5.13%     3.02%
-----------------------------------  --------    --------   --------   --------   -------
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $405,801    $322,971   $192,947   $114,527   $88,582
-----------------------------------  --------    --------   --------   --------   -------
Ratio of expenses to average net
  assets(a)                              0.58%(b)    0.60%      0.59%      0.60%     0.58%
-----------------------------------  --------    --------   --------   --------   -------
Ratio of net investment income to
  average net assets(c)                  5.01%(b)    4.85%      4.91%      5.03%     2.99%
-----------------------------------  --------    --------   --------   --------   -------

(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.83%, 0.86%, 0.92%, 0.90% and 0.91% for the periods 1998-1994, respectively.
(b) Ratios are based on average net assets of $360,746,624.
(c) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 4.76%, 4.59%, 4.58%, 4.73% and 2.66% for the periods 1998-1994, respectively.

NOTE 5-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of the Private Investment Class outstanding during each of the years in the five-year period ended August 31, 1998.

                                                1998        1997       1996       1995       1994
                                              --------    --------   --------   --------   --------
Net asset value, beginning of period          $   1.00    $   1.00   $   1.00   $   1.00   $   1.00
--------------------------------------------  --------    --------   --------   --------   --------
Income from investment operations:
    Net investment income                         0.05        0.05       0.05       0.05       0.03
--------------------------------------------  --------    --------   --------   --------   --------
Less distributions:
  Dividends from net investment income          (0.05)      (0.05)     (0.05)     (0.05)     (0.03)
--------------------------------------------  --------    --------   --------   --------   --------
Net asset value, end of period                $   1.00    $   1.00   $   1.00   $   1.00   $   1.00
--------------------------------------------  --------    --------   --------   --------   --------
Total return                                      5.33%       5.16%      5.25%      5.34%      3.22%
--------------------------------------------  --------    --------   --------   --------   --------
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $360,307    $463,441   $352,537   $394,585   $412,716
--------------------------------------------  --------    --------   --------   --------   --------
Ratio of expenses to average net assets(a)        0.38%(b)    0.39%      0.39%      0.40%      0.38%
--------------------------------------------  --------    --------   --------   --------   --------
Ratio of net investment income to average
  net assets(c)                                   5.20%(b)    5.05%      5.14%      5.23%      3.26%
--------------------------------------------  --------    --------   --------   --------   --------

(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.58%, 0.59%, 0.59%, 0.60% and 0.60% for the periods 1998-1994, respectively.
(b) Ratios are based on average net assets of $386,535,328.
(c) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 5.00%, 4.85%, 4.94%, 5.03% and 3.05% for the periods 1998-1994, respectively.

NOTE 5-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of the Resource Class outstanding during each of the years in the two-year period ended August 31, 1998 and the period March 12, 1996 (date sales commenced) through August 31, 1996.

                                                              1998        1997      1996
                                                            --------    --------   -------
Net asset value, beginning of period                        $   1.00    $   1.00   $  1.00
----------------------------------------------------------  --------    --------   -------
Income from investment operations:
    Net investment income                                       0.05        0.05      0.03
----------------------------------------------------------  --------    --------   -------
Less distributions:
    Dividends from net investment income                       (0.05)      (0.05)    (0.03)
----------------------------------------------------------  --------    --------   -------
  Net asset value, end of period                            $   1.00    $   1.00   $  1.00
----------------------------------------------------------  --------    --------   -------
Total return                                                    5.47%       5.30%     5.09%(a)
----------------------------------------------------------  --------    --------   -------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $455,961    $237,123   $33,339
----------------------------------------------------------  --------    --------   -------
Ratio of expenses to average net assets(b)                      0.24%(c)    0.25%     0.25%(a)
----------------------------------------------------------  --------    --------   -------
Ratio of net investment income to average net assets(d)         5.34%(c)    5.19%     5.07%(a)
----------------------------------------------------------  --------    --------   -------

(a) Annualized.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursement were 0.28%, 0.29% and 0.29% (annualized) for the periods 1998-1996, respectively.
(c) Ratios are based on average net assets of $320,537,856.
(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursement were 5.30%, 5.15% and 5.03% (annualized) for the periods 1998-1996, respectively.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS TRUST
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173
(800) 659-1005

INVESTMENT ADVISOR
A I M ADVISORS, INC.
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173
(713) 626-1919

DISTRIBUTOR
FUND MANAGEMENT COMPANY
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173
(800) 659-1005

AUDITORS
KPMG PEAT MARWICK LLP
700 Louisiana
Houston, Texas 77002

CUSTODIAN
THE BANK OF NEW YORK
90 Washington Street
11th Floor
New York, New York 10286

TRANSFER AGENT
A I M FUND SERVICES, INC.
P.O. Box 4497
Houston, Texas 77210-4497

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR
REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY JURISDICTION TO ANY PERSON TO WHOM SUCH OFFERING MAY NOT LAWFULLY BE MADE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                   PROSPECTUS

                               December 18, 1998

                                   SHORT-TERM
                               INVESTMENTS TRUST

                             ---------------------

                               TREASURY PORTFOLIO

                             ---------------------

                               INSTITUTIONAL CLASS


                               TABLE OF CONTENTS

                                                     PAGE
Summary..........................................      2
Table of Fees and Expenses.......................      4
Financial Highlights.............................      5
Suitability For Investors........................      6
Investment Program...............................      6
Purchase of Shares...............................      8
Redemption of Shares.............................      9
Dividends........................................     10
Taxes............................................     10
Net Asset Value..................................     11
Yield Information................................     11
Reports to Shareholders..........................     11
Management of the Trust..........................     11
General Information..............................     13
Appendix.........................................    A-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                      PROSPECTUS

                           PERSONAL INVESTMENT CLASS
                                     OF THE

                               TREASURY PORTFOLIO
                                       OF

                          SHORT-TERM INVESTMENTS TRUST
                          11 GREENWAY PLAZA, SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                 (800) 877-7748
                             ---------------------

     The Treasury Portfolio is a money market fund whose investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Treasury Portfolio seeks to achieve its objective by investing in direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The instruments purchased by the Treasury Portfolio will have maturities of 397 days or less.

     The Treasury Portfolio is a series portfolio of Short-Term Investments Trust (the "Trust"), an open-end, diversified, series, management investment company. This Prospectus relates solely to the Personal Investment Class of the Treasury Portfolio, a class of shares designed to be a convenient vehicle in which customers of banks, certain broker-dealers and other financial institutions can invest in a diversified money market fund.
                             ---------------------
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.
                             ---------------------

     THIS PROSPECTUS SETS FORTH BASIC INFORMATION THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN SHARES OF THE PERSONAL INVESTMENT CLASS OF THE TREASURY PORTFOLIO AND SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. A STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 18, 1998, HAS BEEN FILED WITH THE UNITED STATES SECURITIES AND EXCHANGE COMMISSION (THE "SEC") AND IS HEREBY INCORPORATED BY REFERENCE. FOR A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION WITHOUT CHARGE, WRITE TO THE ADDRESS ABOVE OR CALL (800) 877-4744. THE SEC MAINTAINS A WEB SITE AT HTTP://WWW.SEC.GOV THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING THE TRUST.

     THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE TRUST'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT THE TREASURY PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. SHARES OF THE TRUST INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                      PROSPECTUS DATED: DECEMBER 18, 1998

                               TABLE OF CONTENTS

                                                    PAGE
SUMMARY...........................................    2
TABLE OF FEES AND EXPENSES........................    4
FINANCIAL HIGHLIGHTS..............................    5
SUITABILITY FOR INVESTORS.........................    6
INVESTMENT PROGRAM................................    6
PURCHASE OF SHARES................................    8
REDEMPTION OF SHARES..............................   10

                                                    PAGE
DIVIDENDS.........................................   11
TAXES.............................................   12
NET ASSET VALUE...................................   12
YIELD INFORMATION.................................   13
REPORTS TO SHAREHOLDERS...........................   13
MANAGEMENT OF THE TRUST...........................   14
GENERAL INFORMATION...............................   16

                                    SUMMARY
THE PORTFOLIO AND ITS INVESTMENT OBJECTIVE

     The Trust is an open-end diversified series management investment company. This Prospectus relates to the Personal Investment Class (the "Class") of the Treasury Portfolio (the "Portfolio"). The Portfolio is a money market fund which invests in direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The instruments purchased by the Portfolio will have maturities of 397 days or less. The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

     Pursuant to separate prospectuses, the Trust also offers other classes of shares of beneficial interest representing interests in the Portfolio: the Cash Management Class, Institutional Class, Private Investment Class, Reserve Class and Resource Class. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The Trust also offers shares of six classes of the Treasury TaxAdvantage Portfolio and shares of six classes of Government & Agency Portfolio, each pursuant to a separate prospectus. The portfolios of the Trust are referred to collectively as the "Portfolios."

     Because the Trust declares dividends on a daily basis, shares of each class of the Portfolio have the same net asset value (proportionate interest in the net assets of the Portfolio) and bear equally those expenses, such as the advisory fee, that are allocated to the Portfolio as a whole. All classes of the Portfolio share a common investment objective and portfolio of investments. However, different classes of the Portfolio have different shareholder qualifications and are separately allocated certain class expenses, such as those associated with the distribution of their shares. Therefore, each class will have a different dividend payment and a different yield.

INVESTORS IN THE CLASS

     The Class is designed to be a convenient vehicle in which customers of banks, certain broker-dealers and other financial institutions can invest in a diversified open-end money market fund.

PURCHASE OF SHARES

     Shares of the Class that are offered hereby are sold at net asset value. The minimum initial investment in the Class is $1,000. There is no minimum amount for subsequent investments. Payment for shares purchased must be in funds immediately available to the Trust. See "Purchase of Shares."

REDEMPTION OF SHARES

     Redemptions may be made without charge at net asset value. Payment for redeemed shares of the Class for which redemption orders are received prior to 5:00 p.m. Eastern Time will normally be made on the same day. See "Redemption of Shares."

DIVIDENDS

     The net income of the Portfolio is declared as a dividend daily to shareholders of record immediately after 5:00 p.m. Eastern Time. Dividends are paid monthly by check or wire transfer unless the shareholder has previously elected to have such dividends automatically reinvested in additional shares of the Class. Information concerning the amount of the dividends declared on any particular day will normally be available by 6:00 p.m. Eastern Time on that day. See "Dividends."

NET ASSET VALUE

     The Trust uses the amortized cost method of valuing its portfolio securities and rounds its per share net asset value to the nearest whole cent. Accordingly, the net asset value per share of the Portfolio will normally remain constant at $1.00. AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. See "Net Asset Value."

INVESTMENT ADVISOR

     A I M Advisors, Inc. ("AIM") serves as the Trust's investment advisor and receives a fee based on the Trust's average daily net assets. During the fiscal year ended August 31, 1998, AIM received advisory fees with respect to the Portfolio which represented 0.06% of the average daily net assets of the Portfolio. AIM is primarily engaged in the business of acting as manager or advisor to investment companies. Under a separate Administrative Services Agreement, AIM may be reimbursed by the Trust for its costs of performing certain accounting and other administrative services for the Trust. See "Management of the Trust -- Investment Advisor" and "-- Administrative Services." Under a Transfer Agency and Service Agreement, AIM Fund Services, Inc. ("Transfer Agent"), AIM's wholly owned subsidiary and a registered transfer agent, receives a fee for its provision of transfer agency, dividend distribution and disbursement, and shareholder services to the Trust. See "General Information -- Transfer Agent and Custodian."

DISTRIBUTOR AND DISTRIBUTION PLAN

     Fund Management Company ("FMC") acts as the exclusive distributor of shares of the Class. Pursuant to a plan of distribution adopted by the Trust's Board of Trustees, the Trust may pay to FMC as well as certain broker-dealers or other financial institutions up to 0.75% of the average daily net asset value of the Portfolio attributable to the Class. Of this amount, up to 0.25% may be for continuing personal services to shareholders provided by broker-dealers, banks or other financial institutions and the balance would be deemed an asset-based sales charge. See "Purchase of Shares" and "Distribution Plan."

SPECIAL RISK CONSIDERATIONS

     The Portfolio may borrow money and enter into reverse repurchase agreements. The Portfolio may invest in repurchase agreements and purchase securities for delayed delivery. Accordingly, an investment in the Portfolio may entail somewhat different risks from an investment in an investment company that does not engage in such practices. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. See "Investment Program."

     The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM
Logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest With Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

                           TABLE OF FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES*
  Maximum sales load imposed on purchases
     (as a percentage of offering price)....................                  None
  Maximum sales load on reinvested dividends
     (as a percentage of offering price)....................                  None
  Deferred sales load (as a percentage of original purchase
     price or
     redemption proceeds, as applicable)....................                  None
  Redemption fees (as a percentage of amount
     redeemed, if applicable)...............................                  None
  Exchange fee..............................................                  None

ANNUAL PORTFOLIO OPERATING EXPENSES -- PERSONAL INVESTMENT
  CLASS
  (AS A PERCENTAGE OF AVERAGE NET ASSETS)
  Management fees...........................................                  0.06%
  12b-1 fees (after fee waivers)**..........................                  0.50%***
  Other expenses:
     Custodian fees.........................................      0.01%
     Other (after expense reimbursements)**.................      0.01%
                                                              --------
          Total other expenses..............................                  0.02%
                                                                          --------
  Total portfolio operating expenses -- Personal Investment
     Class**................................................                  0.58%
                                                                          ========

---------------

  * Beneficial owners of shares of the Class should consider the effect of any charges imposed by their bank, broker-dealer or financial institution for various services.

 ** Had there been no fee waivers and no expense reimbursements, 12b-1 fees and Total portfolio operating expenses would be 0.75% and 0.83%, respectively.

*** It is possible that as a result of Rule 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under rules of the National Association of Securities Dealers, Inc. Given the Rule 12b-1 fee of the Class, however, it is estimated that it would take a substantial number of years for a shareholder to exceed such maximum front-end sales charges.

EXAMPLE

     An investor in the Class would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.

 1 year.....................................................    $ 6
 3 years....................................................    $19
 5 years....................................................    $32
10 years....................................................    $73

     The Table of Fees and Expenses is designed to assist an investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management of the Trust" below.) The expense figures are based upon actual costs and fees charged to the Class for the fiscal year ended August 31, 1998, as stated to reflect current agreements. Future waivers of fees (if any) may vary from the figures reflected in the Table of Fees and Expenses. To the extent any service providers assume additional expenses of the Class, such assumption of additional expenses will have the effect of lowering the Class' overall expense ratio and increasing its yield to investors. Beneficial owners of shares of the Class should also consider the effect of any charges imposed by the institution maintaining their accounts.

     The example in the Table of Fees and Expenses assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Portfolio Operating Expenses -- Personal Investment Class" remain the same in the years shown.

     The example shown in the above table is based on the amounts listed under "Annual Portfolio Operating Expenses." THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE AN ACCURATE REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS

     Shown below are the per share data, ratios and supplemental data (collectively "data") for each of the years in the seven-year period ended August 31, 1998 and the period August 8, 1991 (date sales commenced) through August 31, 1991. The data has been audited by KPMG Peat Marwick LLP, independent auditors, whose report on the financial statements and the related notes appears in the Statement of Additional Information.

                                  1998          1997       1996       1995       1994       1993       1992       1991
                                --------      --------   --------   --------   --------   --------   --------   --------
Net asset value, beginning of
  period......................  $   1.00      $   1.00   $   1.00   $   1.00   $  1.00    $  1.00    $  1.00    $  1.00
Income from investment
  operations:
  Net investment income.......      0.05          0.05       0.05       0.05      0.03       0.03       0.04      0.003
                                --------      --------   --------   --------   -------    -------    -------    -------
Less distributions:
  Dividends (from net
    investment income)........     (0.05)        (0.05)     (0.05)     (0.05)    (0.03)     (0.03)     (0.04)    (0.003)
                                --------      --------   --------   --------   -------    -------    -------    -------
Net asset value, end of
  period......................  $   1.00      $   1.00   $   1.00   $   1.00   $  1.00    $  1.00    $  1.00    $  1.00
                                ========      ========   ========   ========   =======    =======    =======    =======
Total return..................      5.12%         4.95%      5.04%      5.13%     3.02%      2.77%      4.07%      5.04%(a)
                                ========      ========   ========   ========   =======    =======    =======    =======
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)..............  $405,801      $322,971   $192,947   $114,527   $88,582    $69,867    $23,853    $   330
                                ========      ========   ========   ========   =======    =======    =======    =======
Ratio of expenses to average
  net assets(b)...............      0.58%(c)      0.60%      0.59%      0.60%     0.58%      0.53%      0.49%      0.81%(a)
                                ========      ========   ========   ========   =======    =======    =======    =======
Ratio of net investment income
  to average net assets(d)....      5.01%(c)      4.85%      4.91%      5.03%     2.99%      2.70%      3.55%      5.03%(a)
                                ========      ========   ========   ========   =======    =======    =======    =======

---------------

(a) Annualized.

(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to waiver of distribution fees and/or expense reimbursements were 0.83%, 0.86%, 0.92%, 0.90%, 0.91%, 0.93%, 1.03% and
    12.68% (annualized) for the periods 1998-1991, respectively.

(c) Ratios are based on average net assets of $360,746,624.

(d) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to waiver of distribution fees and/or expense reimbursements were 4.76%, 4.59%, 4.58%, 4.73%, 2.66%, 2.29%,
    3.01% and (6.84%) (annualized) for the periods 1998-1991, respectively.

                           SUITABILITY FOR INVESTORS

     The Shares of the Class are intended for use primarily by customers of banks, certain broker-dealers and other financial institutions who seek a convenient vehicle in which to invest in an open-end diversified money market fund. The minimum initial investment is $1,000.

     Investors in the Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Class.

                               INVESTMENT PROGRAM
INVESTMENT OBJECTIVE

     The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Portfolio seeks to achieve its objective by investing in direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The money market instruments in which the Portfolio invests are considered to carry very little risk and accordingly may not have as high a yield as that available on money market instruments of lesser quality. The Portfolio consists exclusively of money market instruments which have maturities of 397 days or less from the date of purchase (except that securities subject to repurchase agreements may have longer maturities).

INVESTMENT POLICIES

     The Portfolio invests exclusively in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and repurchase agreements relating to such securities. The Portfolio may also engage in the investment practices described below. The market values of the money market instruments held by the Portfolio will be affected by changes in the yields available on similar securities. If yields have increased since a security was purchased, the market value of such security will generally have decreased. Conversely, if yields have decreased, the market value of such security will generally have increased.

     REPURCHASE AGREEMENTS. The Portfolio intends to invest in repurchase agreements with banks and broker-dealers pertaining to the securities described above and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two nationally recognized statistical rating organizations ("NRSROs"), or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO, or, if unrated, are determined by the Portfolio's investment advisor (under the supervision of and pursuant to guidelines established by the Board of Directors) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. government securities. A repurchase agreement is an instrument under which the Portfolio acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed-upon time and price, thereby determining the yield during the Portfolio's holding period. Repurchase transactions are limited to a term not to exceed 365 days. The Portfolio may enter into repurchase agreements only with institutions believed by the Trust's Board of Trustees to present minimal credit risk. With regard to repurchase transactions, in the event of a bankruptcy or other default of a seller of a repurchase agreement (such as the seller's failure to repurchase the obligation in accordance with the terms of the agreement), the Portfolio could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period and (c) the expense of enforcing its rights. Repurchase agreements are considered to be loans under the 1940 Act.

     BORROWING MONEY/REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow money and enter into reverse repurchase agreements with respect to its portfolio securities in amounts up to 10% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement. Reverse repurchase agreements involve the sale by the Portfolio of a portfolio security at an agreed-upon price, date and interest payment. The Portfolio will borrow money or enter into reverse repurchase agreements solely for temporary or defensive purposes, such as to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests should they occur. Reverse repurchase transactions are limited to a term not to exceed 92 days. The Portfolio will use reverse repurchase agreements when the interest income to be earned from the securities that would otherwise have to be liquidated to meet redemption requests is greater than the interest expense of the reverse repurchase transaction. The Portfolio will give shareholders notice of its intent to enter into a reverse repurchase agreement in sufficient time to permit shareholder redemptions before the Portfolio enters into any reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio in lieu of liquidation may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. The risk, if encountered, could cause a reduction in the net asset value of the Portfolio's shares. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

     LENDING OF PORTFOLIO SECURITIES. The Portfolio may lend its portfolio securities in amounts up to 33 1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.

     PORTFOLIO TRANSACTIONS. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Securities held by the Portfolio will be disposed of prior to maturity if an earlier disposition is deemed desirable by AIM to meet redemption requests. In addition, AIM will continually monitor the creditworthiness of issuers whose securities are held by the Portfolio, and securities held by the Portfolio may be disposed of prior to maturity as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

     PURCHASING DELAYED DELIVERY SECURITIES. In managing the Portfolio's investments, AIM may indicate to dealers or issuers its interest in acquiring certain securities for the Portfolio for settlement beyond a customary settlement date. In some cases, the Portfolio may agree to purchase such securities at stated prices and yields. In such cases, such securities are considered "delayed delivery" securities when traded in the secondary market. Since this is done to facilitate the acquisition of portfolio securities and is not for the purpose of investment leverage, the amount of delayed delivery securities involved may not exceed the estimated amount of funds available for investment on the settlement date. Until the settlement date, liquid assets of the Portfolio with a dollar value sufficient at all times to make payment for the delayed delivery securities will be segregated. The total amount of segregated liquid assets may not exceed 25% of the Portfolio's total assets. The delayed delivery securities, which will not begin to accrue interest until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risks of market value fluctuations. The purchase price of the delayed delivery securities will be recorded as a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio's right to acquire delayed delivery securities will not be divested prior to the settlement date.

     ILLIQUID SECURITIES. The Portfolio will invest no more than 10% of its net assets in illiquid securities.

     INVESTMENT IN OTHER INVESTMENT COMPANIES. The Trust is permitted to invest in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and, if applicable, exemptive orders granted by the SEC.

     The investment policies described above may be changed by the Board of Trustees without the affirmative vote of a majority of the outstanding shares of beneficial interest of the Trust.

INVESTMENT RESTRICTIONS

     The Portfolio's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. These restrictions are designed to minimize certain risks associated with investing in specified types of securities or engaging in certain transactions and to limit the amount of the Portfolio's assets which may be concentrated in any specific industry or issuer. The most significant of these restrictions provide that the Portfolio will not:

          (1) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as such rule may be amended from time to time, and except that the Portfolio may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order; or

          (2) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities. The Portfolio will not purchase securities while borrowings in excess of 5% of its total assets are outstanding.

     The foregoing investment restrictions of the Portfolio (as well as certain others set forth in the Statement of Additional Information) are matters of fundamental policy which may not be changed without the affirmative vote of a majority of the outstanding shares of the Portfolio.

     In addition to the restrictions described above, the Portfolio must also comply with the requirements of Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time, which govern the operations of money market funds, and may be more restrictive than the policies described herein. A description of further investment restrictions applicable to the Portfolio is contained in the Statement of Additional Information.

                               PURCHASE OF SHARES

     Shares of the Class are sold on a continuing basis at their net asset value next determined after an order has been received by the Portfolio. As discussed below, the Trust reserves the right to reject any purchase order. Although there is no sales charge imposed on the purchase of shares of the Class, banks or other institutions may charge a recordkeeping, account maintenance or other fee to their customers, and beneficial holders of the shares should consult with the institutions maintaining their accounts to obtain a schedule of applicable fees. To facilitate the investment of proceeds of purchase orders, investors are urged to place their orders as early in the day as possible. Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the Transfer Agent prior to 5:00 p.m. Eastern Time on a business day of the Portfolio. Purchase orders received after such time will be processed at the next day's net asset value. Following the initial investment, subsequent purchases of shares of the Class may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product. Shares of the Class will earn the dividend declared on the effective date of purchase.

     A "business day of the Portfolio" is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Trust's custodian bank, are open for business. The Portfolio, however, reserves the right to change the time for which purchases and redemption requests must be submitted to the Portfolio for execution on the same day or any day when the U.S. primary broker-dealer community is closed for business or trading is restricted due to national holidays. It is expected that The Bank of New York and the Federal Reserve Bank of New York will be closed during the next twelve months on Saturdays and Sundays, and on the observed holidays of New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

     Shares of the Class are sold to customers of banks, certain broker-dealers and other financial institutions (individually, an "Institution" and, collectively, "Institutions"). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an Institution may invest in the Class. Each Institution will render administrative support services to its customers who are the beneficial owners of the Class. Such services may include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Class; providing periodic statements showing a customer's account balance in shares; distribution of Trust proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the Institution; and such other services as the Trust may reasonably request. Institutions will be required to certify to the Trust that they comply with applicable state laws regarding registration as broker-dealers, or that they are exempt from such registration.

     Prior to the initial purchase of shares of the Class, an Account Application, which can be obtained from the Transfer Agent, must be completed and sent to the Transfer Agent at P.O. Box 4497, Houston, Texas 77210-4497. Any changes made to the information provided in the Account Application must be made in writing or by completing a new form and providing it to the Transfer Agent. An investor must open an account in the Class through an Institution in accordance with procedures established by such Institution. Each Institution separately determines the rules applicable to accounts in the Class opened with it, including minimum initial and subsequent investment requirements and the procedures to be followed by investors to effect purchases of the Class. The minimum initial investment is $1,000, and there is no minimum amount of subsequent purchases of the Class by an Institution on behalf of its customers. An investor who proposes to open a Portfolio account with an Institution should consult with a representative of such Institution to obtain a description of the rules governing such an account. The Institution holds shares of the Class registered in its name, as agent for the customer, on the books of the Institution. A statement with regard to the customer's shares in the Class is supplied to the customer periodically, and confirmations of all transactions for the account of the customer are provided by the Institution to the customer promptly upon request. In addition, the Institution sends each customer proxies, periodic reports and other information with regard to the customer's shares. The customer's shares are fully assignable and subject to encumbrance by the customer.

     All agreements which relate to a customer's account with an Institution are with the Institution. An investor may terminate his relationship with an Institution at any time, in which case an account in the investor's name will be established directly with the Portfolio and the investor will become a shareholder of record. In such case, however, the investor will not be able to purchase additional shares in the Class directly, except through reinvestment of dividends and distributions.

     Orders for the purchase of shares in the Class are placed by the investor with the Institution. The Institution is responsible for the prompt transmission of the order to the Trust. The Portfolio will normally be required to make immediate settlement in federal funds (member bank deposits with a Federal Reserve Bank) for portfolio securities purchased. Accordingly, payment for shares purchased by Institutions on behalf of their customers must be in federal funds. If an investor's order to purchase shares is paid for other than in federal funds, the Institution, acting on behalf of the investor, completes the conversion into federal funds (which may take two business days), or itself advances federal funds prior to conversion, and promptly transmits the order and payment in the form of federal funds to the Transfer Agent.

     Subject to the conditions stated above and to the Trust's right to reject any purchase order, orders will be accepted (i) when payment for shares purchased is received by The Bank of New York, the Trust's custodian bank, in the form described above and notice of such order is provided to the Transfer Agent or (ii) at the time the order is placed, if the Portfolio is assured of payment. Shares purchased by orders which are accepted prior to 5:00 p.m. Eastern Time will earn the dividend declared on the date of purchase.

     Any request for a correction to a transaction of Portfolio shares must be submitted in writing to the Transfer Agent. The Transfer Agent reserves the right to reject any such request. When a correction results in a dividend adjustment, the institution must agree in writing to reimburse the Portfolio for any loss resulting from the correction. Failure to deliver purchase proceeds on the requested settlement date may result in a claim against the institution for an amount equal to the overdraft charge incurred by the Portfolio.

     Federal Reserve wires should be sent as early in the day as possible in order to facilitate crediting to the shareholder's account. Any funds received with respect to an order which is not accepted by the Trust and any funds received for which an order has not been received will be returned to the sending Institution. An order must specify that it is for the purchase of "Shares of the Personal Investment Class of the Treasury Portfolio," otherwise any funds received will be returned to the sending Institution.

     The Trust reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject any purchase order.

                              REDEMPTION OF SHARES

     A shareholder may redeem any or all of its shares of the Class at the net asset value next determined after receipt of the redemption request in proper form by the Trust. Redemption requests with respect to the Class may also be made via AIM LINK--Registered Trademark-- Remote. Normally, the net asset value per share of the Portfolio will remain constant at $1.00. See "Net Asset Value." Redemption requests with respect to shares are normally made through a customer's Institution.

     Payment for redeemed shares of the Class is normally made by Federal Reserve wire to the commercial bank account designated in the Institution's Account Application, but may be remitted by check upon request by a shareholder. If a redemption request is received by the Transfer Agent prior to 5:00 p.m. Eastern Time on a business day of the Portfolio, the redemption will be effected at the net asset value next determined on such day and the shares of the Class to be redeemed will not receive the dividend declared on the effective date of the redemption. If a redemption request is received by the Transfer Agent after 5:00 p.m. Eastern Time or on other than a business day of the Portfolio, the redemption will be effected at the net asset value of the Portfolio determined as of 5:00 p.m. Eastern Time on the next business day of the Portfolio, and the proceeds of such redemption will normally be wired on the effective day of the redemption. The Portfolio reserves the right to change the time for which redemption requests must be submitted to and received by the Transfer Agent for execution on the same day on any day when the U.S. primary broker-dealer community is closed for business or trading is restricted due to national holidays.

     A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Trust. The authorized signature on the notice must be guaranteed by a commercial bank or a trust company. Additional documentation may be required when deemed appropriate by the Trust or the Transfer Agent.

     Shareholders may request a redemption by telephone. Neither the Transfer Agent nor FMC will be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the Account Application if they reasonably believe such request to be genuine but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), and mailings of confirmations promptly after the transaction.

     Payment for shares of the Class redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The Trust may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the Portfolio's best interest to do so.

     Shares of the Class are not redeemable at the option of the Trust unless the Board of Trustees of the Trust determines in its sole discretion that failure to so redeem may have materially adverse consequences to the shareholders of the Trust.

                                   DIVIDENDS

     Dividends from the net income of the Portfolio are declared daily to shareholders of record of the Class of the Portfolio as of immediately after 5:00 p.m. Eastern Time on the day of declaration. Net income for dividend purposes is determined daily as of 5:00 p.m. Eastern Time. The dividend accrued and paid for each class will consist of (a) income of the Portfolio, the allocation of which is based upon such class's pro rata share of the total outstanding shares representing an interest in the Portfolio, less (b) Portfolio expenses, such as custodian fees, trustees' fees and accounting and legal expenses, based upon such class's pro rata share of the net assets of the Portfolio, less (c) expenses directly attributable to such class, such as distribution expenses, if any, and transfer agency fees. Although realized gains and losses on the assets of the Portfolio are reflected in its net asset value, they are not expected to be of an amount which would affect its $1.00 per share net asset value for purposes of purchases and redemptions. See "Net Asset Value." Distributions from net realized short-term gains may be declared and paid yearly or more frequently. See "Taxes." The Portfolio does not expect to realize any long-term capital gains or losses in the Portfolio.

     All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. A shareholder may elect to have all dividends automatically reinvested in additional full and fractional shares of the Class at the net asset value as of 5:00 p.m. Eastern Time on the last business day of the month. Such election, or any revocation thereof, must be made in writing by the Institution to the Transfer Agent, P.O. Box 4497, Houston, Texas 77210-4497 and will become effective with dividends paid after its receipt by the Transfer Agent. If a shareholder redeems all the shares in its account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption.

     The Portfolio uses its best efforts to maintain the net asset value per share of the Portfolio at $1.00 for purposes of sales and redemptions. See "Net Asset Value." Should the Trust incur or anticipate any unusual expense, loss or depreciation which could adversely affect the income or net asset value of the Portfolio, the Trust's Board of Trustees would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of the then prevailing circumstances. For example, under such unusual circumstances, the Board of Trustees might reduce or suspend the daily dividend in order to prevent to the extent possible the net asset value per share of the Portfolio from being reduced below $1.00. Thus, such expenses, losses or depreciation may result in a shareholder receiving no dividends for the period during which it held its shares of the Class and cause such a shareholder to receive upon redemption a price per share lower than the shareholder's original cost.

                                     TAXES

     The policy of the Portfolio is to distribute to its shareholders at least 90% of its investment company taxable income for each year and consistent therewith to meet the distribution requirements of Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Portfolio also intends to meet the distribution requirements imposed by the Code in order to avoid the imposition of a 4% excise tax. The Portfolio intends to distribute at least 98% of its net investment income for the calendar year and at least 98% of its net realized capital gains, if any, for the period ending on October 31. The Portfolio also intends to meet the other requirements of Subchapter M, including the requirements with respect to diversification of assets and sources of income, so that the Portfolio will pay no taxes on net investment income and net realized capital gains paid to shareholders.

     Dividends paid by the Portfolio are subject to taxation as of the date of payment, whether received by shareholders in cash or shares of the Class. The Code provides an exception to this general rule: if the Portfolio declares a dividend in October, November or December to shareholders of record in such months and pays the dividend during January of the next year, a shareholder will be treated for tax purposes as having received the dividend on December 31 of the year in which it is declared rather than in January when it is paid. It is anticipated that no portion of distributions will be eligible for the dividends received deduction for corporations. Dividends paid by the Portfolio from its net investment income and short-term capital gains are taxable to shareholders at ordinary income tax rates.

     The Portfolio will be treated as a separate corporation for purposes of determining taxable income, distribution requirements and other requirements of Subchapter M. Therefore, the Portfolio may not offset its gains against the losses of the other portfolios of the Trust and each portfolio of the Trust must specifically comply with all the provisions of the Code.

     Distributions and transactions referred to in the preceding paragraphs may be subject to state, local or foreign taxes, and the treatment thereof may differ from the federal income tax consequences discussed herein. Shareholders are advised to consult with their own tax advisors concerning the application of state, local or foreign taxes.

     Foreign persons who file a United States tax return after December 31, 1996 for a U.S. tax refund and who are not eligible to obtain a social security number must apply to the Internal Revenue Service ("IRS") for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the Transfer Agent.

                                NET ASSET VALUE

     The net asset value per share of the Portfolio is determined daily as of 5:00 p.m. Eastern Time on each business day of the Portfolio. Net asset value per share is determined by dividing the value of the Portfolio's securities, cash and other assets (including interest accrued but not collected) less all its liabilities (including accrued expenses and dividends payable) by the number of shares outstanding of the Portfolio and rounding the resulting per share net asset value to the nearest one cent.

     The securities of the Portfolio are valued on the basis of amortized cost pursuant to rules promulgated by the SEC applicable to money market funds. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if the security were sold. During such periods, the daily yield on shares of the Portfolio computed as described in "Purchases and Redemptions -- Performance Information" in the Statement of Additional Information, may differ somewhat from an identical computation made by an investment company with identical investments utilizing available indications as to market value to value its portfolio securities.

                               YIELD INFORMATION

     Yield information for the Class can be obtained by calling the Trust at
(800) 877-4744. Yields will fluctuate from time to time and are not necessarily indicative of future results. Accordingly, the yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield is a function of the type and quality of the Portfolio's investments, the Portfolio's maturity and the operating expense ratio of the Class. A SHAREHOLDER'S INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT OR BY ANY OTHER INSTITUTION. THESE FACTORS SHOULD BE CAREFULLY CONSIDERED BY THE INVESTOR BEFORE INVESTING IN THE PORTFOLIO.

     For the seven-day period ended August 31, 1998, the current yield and the effective yield of the Class (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the annualized current yield for the period) were 5.03% and 5.16%, respectively, excluding capital gains distributions. These performance numbers are quoted for illustration purposes only. The performance numbers for any other seven-day period may be substantially different from those quoted above.

     To assist banks and other institutions performing their own sub-accounting, same day information as to the daily dividend per share for the Portfolio to eight decimal places and current yield normally will be available by 6:00 p.m. Eastern Time.

     From time to time and in its discretion, AIM or its affiliates may waive all or a portion of its advisory fees and/or assume certain expenses of the Portfolio. Such a practice will have the effect of increasing the Portfolio's yield and total return.

                            REPORTS TO SHAREHOLDERS

     The Trust furnishes shareholders with semi-annual reports containing information about the Portfolio and its operations, including a list of the investments held by the Portfolio and financial statements. The annual financial statements are audited by the Trust's independent auditors.

     Unless otherwise requested by the shareholder, each shareholder will be provided by its Institution a written confirmation for each transaction. Institutions establishing sub-accounts will receive a written confirmation for each transaction in a sub-account. Duplicate confirmations may be transmitted to the beneficial owner of the sub-account if requested by the Institution. The Institution will receive a periodic statement setting forth, for each sub-account, the share balance, income earned for the month, income earned for the year to date and the total current value of the account.

                            MANAGEMENT OF THE TRUST
BOARD OF TRUSTEES

     The overall management of the business and affairs of the Trust is vested with the Board of Trustees. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to the Trust, including agreements with the Trust's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Trust are delegated to the Trust's officers and to AIM, subject always to the objective and policies of the Trust and to the general supervision of the Trust's Board of Trustees. Information concerning the Board of Trustees may be found in the Statement of Additional Information. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM.

     For a discussion of AIM Management and its subsidiaries' Year 2000 Compliance Project, see "General Information -- Year 2000 Compliance Project."

INVESTMENT ADVISOR

     A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, acts as the investment advisor for the Portfolio pursuant to a Master Investment Advisory Agreement (the "Advisory Agreement"). AIM was organized in 1976 and, together with its affiliates, manages or advises over 90 investment company portfolios. Certain of the directors and officers of AIM are also trustees or executive officers of the Trust. AIM is a wholly owned subsidiary of AIM Management, a privately held corporation. AIM Management is a holding company engaged in the financial services business. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC, a publicly-traded holding company that, through its subsidiaries, engages in institutional investment management and retail fund businesses in the United States, Europe and the Pacific Region.

     Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Portfolio's shares are qualified for sale.

     For the fiscal year ended August 31, 1998, AIM received fees with respect to the Portfolio from the Trust which represented 0.06% of the Portfolio's average daily net assets. During such fiscal year, the expenses of the Class, including AIM's fees, amounted to 0.58% of the Class's average daily net assets.

ADMINISTRATIVE SERVICES

     The Trust has entered into a Master Administrative Services Agreement with AIM (the "Administrative Services Agreement"), pursuant to which AIM has agreed to provide or arrange for the provision of certain accounting and other administrative services to the Portfolio, including the services of a principal financial officer of the Trust and related staff. As compensation to AIM for its services under the Administrative Services Agreement, the Portfolio may reimburse AIM for expenses incurred by AIM in connection with such services.

FEE WAIVERS

     AIM or its affiliates may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee and/or assume certain expenses of the Portfolio but will retain its ability to be reimbursed for such fee or expenses prior to the end of the fiscal year.

DISTRIBUTOR

     The Trust has entered into a Master Distribution Agreement (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Class. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Certain trustees and officers of the Trust are affiliated with FMC. The Distribution Agreement provides that FMC has the exclusive right to distribute shares of the Trust either directly or through other broker-dealers. FMC is the distributor of several of the mutual funds managed or advised by AIM.

     FMC may, from time to time, at its expense, pay a bonus or other consideration or incentive to dealers or banks who sell a minimum dollar amount of the shares of the Class during a specific period of time. In some instances, these incentives may be offered only to certain dealers or institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus payments or other consideration shall not exceed 0.05% of the net asset value of the shares of the Class sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of shares of the Class or the amount received as proceeds from such sales. Sales of shares of the Class may not be used to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

DISTRIBUTION PLAN

     The Trust has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Trust may compensate FMC in connection with the distribution of the shares of the Class an amount equal to 0.75% on an annualized basis of the average daily net assets of the Portfolio attributable to the Class. Such amounts may be expended when and if authorized by the Board of Trustees and may be used to finance such distribution-related services as expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and costs of administering the Plan.

     Of the compensation paid to FMC under the Plan, payment of a service fee may be paid to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Class, in amounts of up to 0.25% of the average daily net assets of the Portfolio attributable to the Class which are attributable to the customers of such dealers or financial institutions. Payments to dealers and other financial institutions in excess of such amount and payments retained by FMC would be characterized as an asset-based sales charge pursuant to the Plan. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to the Class. The Plan does not obligate the Trust to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan on behalf of the Class. Thus, under the Plan, even if FMC's actual expenses exceed the fee payable to FMC thereunder at any given time, the Trust will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

     The Plan requires the officers of the Trust to provide the Board of Trustees at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. The Board of Trustees shall review these reports in connection with their decisions with respect to the Plan.

     As required by Rule 12b-1 under the 1940 Act, the Plan has been approved by the Trust's Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Trustees"). In approving the Plan, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the Trust and the shareholders of the shares of the Class.

     The Plan may be terminated by a vote of a majority of the Qualified Trustees, or by a vote of a majority of the holders of the outstanding voting securities of the Class. Any change in the Plan that would increase materially the distribution expenses paid by the Class requires shareholder approval; otherwise the Plan may be amended by the trustees, including a majority of the Qualified Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Qualified Trustees is committed to the discretion of the Qualified Trustees.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     AIM is responsible for decisions to buy and sell securities for the Portfolio, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolio may also purchase securities from underwriters at prices which include a concession paid by the issuer to the underwriter.

     AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment programs. Certain research services furnished by dealers may be useful to clients of AIM other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio.

                              GENERAL INFORMATION
ORGANIZATION AND DESCRIPTION OF SHARES

     The Trust is a Delaware business trust. The Trust was originally incorporated in Maryland on January 24, 1977, but had no operations prior to November 10, 1980. Effective December 31, 1986, the Trust was reorganized as a Massachusetts business trust; and effective October 15, 1993, the Trust was reorganized as a Delaware business trust. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Treasury Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Trust and STIC. All historical financial and other information contained in this Prospectus for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof). Shares of beneficial interest of the Trust are divided into eighteen classes. Six classes, including the Class, represent interests in the Portfolio, six classes represent interests in the Treasury TaxAdvantage Portfolio, and six classes represent interests in the Government & Agency Portfolio. Each class of shares has a par value of $.01 per share. The other classes of the Trust may have different sales charges and other expenses which may affect performance. An investor may obtain information concerning the Trust's other classes by contacting FMC.

     All shares of the Trust have equal rights with respect to voting, except that the holders of shares of a particular portfolio or class will have the exclusive right to vote on matters pertaining solely to that portfolio or class. For example, holders of shares of a particular portfolio will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such portfolio. In addition, if a portfolio is divided into various classes, holders of shares of a particular class will have the exclusive right to vote on any matter, such as distribution arrangements, which relates solely to such class. The holders of shares of the Portfolio have distinctive rights with respect to dividends and redemption which are more fully described in this Prospectus. In the event of liquidation or termination of the Trust, holders of shares of each portfolio will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective portfolio to which such shares relate, less (b) the liabilities of the Trust attributable or allocated to the respective portfolio based on the liquidation value of the portfolio. Fractional shares of each portfolio have the same rights as full shares to the extent of their proportionate interest.

     There will not normally be annual shareholders' meetings. Shareholders may remove trustees from office by votes cast at a meeting of shareholders called solely for such purpose or by written consent. A meeting of shareholders for the sole purpose of considering removal of a trustee shall be called at the request of the holders of 10% or more of the Trust's outstanding shares.

     There are no preemptive or conversion rights applicable to any of the Trust's shares. The Trust's shares, when issued, will be fully paid and non-assessable. The Board of Trustees may create additional portfolios or classes of the Trust without shareholder approval.

TRANSFER AGENT AND CUSTODIAN

     The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, acts as custodian for the portfolio securities and cash of the Portfolio. A I M Fund Services, Inc., P.O. Box 4497, Houston, Texas 77210-4497, acts as transfer agent for shares of the Class.

LEGAL COUNSEL

     The law firm of Ballard Spahr Andrews & Ingersoll, LLP, Philadelphia, Pennsylvania, serves as counsel to the Trust and passes upon certain legal matters for the Trust.

SHAREHOLDER INQUIRIES

     Shareholder inquiries concerning the status of an account should be directed to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or may be made by calling (800) 877-4744.

YEAR 2000 COMPLIANCE PROJECT

     In providing services to the Trust, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the Trust provide the Trust and its shareholders.

     To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be reviewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that AIM Management and its subsidiaries will not otherwise be adversely affected by the year 2000 issue.

OTHER INFORMATION

     This Prospectus sets forth basic information that investors should know about the Trust and the Portfolio prior to investing. A Statement of Additional Information has been filed with the SEC. Copies of the Statement of Additional Information are available upon request and without charge by writing or calling the Trust or FMC. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

SHORT-TERM INVESTMENTS TRUST
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173
(800) 877-4744

INVESTMENT ADVISOR
A I M ADVISORS, INC.
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173
(713) 626-1919

DISTRIBUTOR
FUND MANAGEMENT COMPANY
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173
(800) 877-4744

AUDITORS
KPMG PEAT MARWICK LLP
700 Louisiana
Houston, Texas 77002

CUSTODIAN
THE BANK OF NEW YORK
90 Washington Street
11th Floor
New York, New York 10286

TRANSFER AGENT
A I M FUND SERVICES, INC.
P.O. Box 4497
Houston, Texas 77210-4497

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY JURISDICTION TO ANY PERSON TO WHOM SUCH OFFERING MAY NOT LAWFULLY BE MADE.


SHORT-TERM
INVESTMENTS TRUST

PERSONAL
INVESTMENT CLASS
OF THE
------------------------------------------------------
TREASURY
PORTFOLIO                                                             PROSPECTUS

                                                               DECEMBER 18, 1998

[AIM LOGO APPEARS HERE]
Fund Management Company

                                                                      PROSPECTUS

                            PRIVATE INVESTMENT CLASS
                                     OF THE

                               TREASURY PORTFOLIO
                                       OF

                          SHORT-TERM INVESTMENTS TRUST
                          11 GREENWAY PLAZA, SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                 (800) 877-7748
                             ---------------------

     The Treasury Portfolio is a money market fund whose investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Treasury Portfolio seeks to achieve its objective by investing in direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The instruments purchased by the Treasury Portfolio will have maturities of 397 days or less.

     The Treasury Portfolio is a series portfolio of Short-Term Investments Trust (the "Trust"), an open-end diversified, series, management investment company. This Prospectus relates solely to the Private Investment Class of the Treasury Portfolio, a class of shares designed to be a convenient vehicle in which customers of banks, certain broker-dealers and other financial institutions can invest short-term cash reserves.
                             ---------------------
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.
                             ---------------------

     THIS PROSPECTUS SETS FORTH BASIC INFORMATION THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN SHARES OF THE PRIVATE INVESTMENT CLASS OF THE TREASURY PORTFOLIO AND SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. A STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 18, 1998, HAS BEEN FILED WITH THE UNITED STATES SECURITIES AND EXCHANGE COMMISSION (THE "SEC") AND IS HEREBY INCORPORATED BY REFERENCE. FOR A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION WITHOUT CHARGE, WRITE TO THE ADDRESS ABOVE OR CALL (800) 877-7748. THE SEC MAINTAINS A WEB SITE AT HTTP://WWW.SEC.GOV THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING THE TRUST.

     THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE TRUST'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT THE TREASURY PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. SHARES OF THE TRUST INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                      PROSPECTUS DATED: DECEMBER 18, 1998

                               TABLE OF CONTENTS

                                                    PAGE
SUMMARY...........................................    2
TABLE OF FEES AND EXPENSES........................    4
FINANCIAL HIGHLIGHTS..............................    5
SUITABILITY FOR INVESTORS.........................    6
INVESTMENT PROGRAM................................    6
PURCHASE OF SHARES................................    9
REDEMPTION OF SHARES..............................   10

                                                    PAGE
DIVIDENDS.........................................   11
TAXES.............................................   12
NET ASSET VALUE...................................   13
YIELD INFORMATION.................................   13
REPORTS TO SHAREHOLDERS...........................   13
MANAGEMENT OF THE TRUST...........................   14
GENERAL INFORMATION...............................   16

                                    SUMMARY

THE PORTFOLIO AND ITS INVESTMENT OBJECTIVE

     The Trust is an open-end diversified series management investment company. This Prospectus relates to the Private Investment Class (the "Class") of the Treasury Portfolio (the "Portfolio"). The Portfolio is a money market fund which invests in direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The instruments purchased by the Portfolio will have maturities of 397 days or less. The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

     Pursuant to separate prospectuses, the Trust also offers other classes of shares of beneficial interest representing interests in the Portfolio: the Cash Management Class, Institutional Class, Personal Investment Class, Reserve Class and Resource Class. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The Trust also offers shares of six classes of the Treasury TaxAdvantage Portfolio and shares of six classes of the Government & Agency Portfolio, each pursuant to separate prospectuses. The portfolios of the Trust are referred to collectively as "Portfolios."

     Because the Trust declares dividends on a daily basis, shares of each class of the Portfolio have the same net asset value (proportionate interest in the net assets of the Portfolio) and bear equally those expenses, such as the advisory fee, that are allocated to the Portfolio as a whole. All classes of the Portfolio share a common investment objective and portfolio of investments. However, different classes of the Portfolio have different shareholder qualifications, and are separately allocated certain class expenses, such as those associated with the distribution of their shares. Therefore, each class will have a different dividend payment and a different yield.

INVESTORS IN THE CLASS

     The Class is designed to be a convenient vehicle in which customers of banks, certain broker-dealers and other financial institutions can invest in a diversified open-end money market fund.

PURCHASE OF SHARES

     Shares of the Class that are offered hereby are sold at net asset value. The minimum initial investment in the Class is $10,000. There is no minimum amount for subsequent investments. Payment for shares of the Class purchased must be in funds immediately available to the Trust. See "Purchase of Shares."

REDEMPTION OF SHARES

     Redemptions may be made without charge at net asset value. Payment for redeemed shares of the Class for which redemption orders are received prior to 5:00 p.m. Eastern Time will normally be made on the same day. See "Redemption of Shares."

DIVIDENDS

     The net income of the Portfolio is declared as a dividend daily to shareholders of record immediately after 5:00 p.m. Eastern Time. Dividends are paid monthly by check or wire transfer unless the shareholder has previously elected to have such dividends automatically reinvested in additional shares of the Class. Information concerning the amount of the dividends declared on any particular day will normally be available by 6:00 p.m. Eastern Time on that day. See "Dividends."

NET ASSET VALUE

     The Trust uses the amortized cost method of valuing the securities held by the Portfolio and rounds the per share net asset value to the nearest whole cent. Accordingly, the net asset value per share of the Portfolio will normally remain constant at $1.00. AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. See "Net Asset Value."

INVESTMENT ADVISOR

     A I M Advisors, Inc. ("AIM") serves as the Trust's investment advisor and receives a fee based on the Trust's average daily net assets. During the fiscal year ended August 31, 1998, the Trust paid AIM advisory fees with respect to the Portfolio which represented 0.06% of the average daily net assets of the Portfolio. AIM is primarily engaged in the business of acting as manager or advisor to investment companies. Under an Administrative Services Agreement, AIM may be reimbursed by the Trust for its costs of performing certain accounting and other administrative services for the Trust. See "Management of the Trust -- Investment Advisor" "-- Administrative Services." Under a Transfer Agency and Service Agreement, A I M Fund Services, Inc. ("Transfer Agent"), AIM's wholly owned subsidiary and a registered transfer agent, receives a fee for its provision of transfer agency, dividend distribution and disbursement, and shareholder services to the Trust. See "General Information -- Transfer Agent and Custodian."

DISTRIBUTOR AND DISTRIBUTION PLAN

     Fund Management Company ("FMC") acts as the exclusive distributor of the shares of the Class. Pursuant to a plan of distribution adopted by the Trust's Board of Trustees, the Trust may pay up to 0.50% of the average daily net asset value of the Portfolio attributable to the Class to FMC as well as to certain broker-dealers or other financial institutions. Of this amount, up to 0.25% may be for continuing personal services to shareholders provided by broker-dealers or institutions and the balance would be deemed an asset-based sales charge. See "Purchase of Shares" and "Distribution Plan."

SPECIAL RISK CONSIDERATIONS

     The Portfolio may borrow money and enter into reverse repurchase agreements. The Portfolio may invest in repurchase agreements and purchase securities for delayed delivery. Accordingly, an investment in the Portfolio may entail somewhat different risks from an investment in an investment company that does not engage in such practices. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. See "Investment Program."

     The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM
Logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest With Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

                           TABLE OF FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES*
  Maximum sales load imposed on purchases
     (as a percentage of offering price)....................                  None
  Maximum sales load on reinvested dividends
     (as a percentage of offering price)....................                  None
  Deferred sales load (as a percentage of original purchase
     price or redemption proceeds, as applicable)...........                  None
  Redemption fees (as a percentage of amount redeemed,
     if applicable).........................................                  None
  Exchange fee..............................................                  None
ANNUAL PORTFOLIO OPERATING EXPENSES -- PRIVATE INVESTMENT
  CLASS
  (AS A PERCENTAGE OF AVERAGE NET ASSETS)
  Management fees...........................................                  0.06%
  12b-1 fees (after fee waivers)**..........................                  0.30%***
  Other expenses:
     Custodian fees.........................................      0.01%
     Other..................................................      0.01%
                                                              --------
          Total other expenses..............................                  0.02%
                                                                          --------
  Total portfolio operating expenses -- Private Investment
     Class**................................................                  0.38%
                                                                          ========

---------------

  * Beneficial owners of shares of the Class should consider the effect of any changes imposed by their bank, broker-dealer or other financial institution for various services.

 ** Had there been no fee waivers, 12b-1 fees would be 0.50% and Total portfolio operating expenses would have been 0.58%.

*** It is possible that as a result of Rule 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under rules of the National Association of Securities Dealers, Inc. Given the Rule 12b-1 fee of the Class, however, it is estimated that it would take a substantial number of years for a shareholder to exceed such maximum front-end sales charges.

EXAMPLE

     An investor in the Class would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.

 1 year.....................................................  $ 4
 3 years....................................................  $12
 5 years....................................................  $21
10 years....................................................  $48

     The Table of Fees and Expenses is designed to assist an investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management of the Trust" below.) The expense figures are based upon actual costs and fees charged to the Class for the fiscal year ended August 31, 1998. The Table of Fees and Expenses reflects a voluntary waiver of 12b-1 fees for the

Class. Future waivers of fees (if any) may vary from the figures reflected in the Table of Fees and Expenses. To the extent any service providers assume expenses of the Class, such assumption of expenses will have the effect of lowering the Class's overall expense ratio and increasing its yield to investors. Beneficial owners of shares of the Class should also consider the effect of any charges imposed by the institution maintaining their accounts.

     The example in the Table of Fees and Expenses assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Portfolio Operating Expenses -- Private Investment Class" remain the same in the years shown.

     The example shown in the above table is based on the amounts listed under "Annual Portfolio Expenses." THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE AN ACCURATE REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS

     Shown below are the per share data, ratios and supplemental data for each of the years in the six-year period ended August 31, 1998 and the period November 25, 1991 (date sales commenced) through August 31, 1992. The data has been audited by KPMG Peat Marwick LLP, independent auditors, whose report on the financial statements and the related notes appears in the Statement of Additional Information.

                                     1998          1997        1996        1995        1994        1993        1992
                                   --------      --------    --------    --------    --------    --------    --------
Net asset value, beginning of
  period.........................  $   1.00      $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
Income from investment
  operations:
  Net investment income..........      0.05          0.05        0.05        0.05        0.03        0.03        0.03
                                   --------      --------    --------    --------    --------    --------    --------
Less distributions:
  Dividends from net investment
    income.......................     (0.05)        (0.05)      (0.05)      (0.05)      (0.03)      (0.03)      (0.03)
                                   --------      --------    --------    --------    --------    --------    --------
Net asset value, end of period...  $   1.00      $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                   ========      ========    ========    ========    ========    ========    ========
Total return.....................      5.33%         5.16%       5.25%       5.34%       3.22%       2.91%       3.92%(a)
                                   ========      ========    ========    ========    ========    ========    ========
Ratios/supplemental data:
  Net assets, end of period (000s
    omitted).....................  $360,307      $463,441    $352,537    $394,585    $412,716    $204,281    $    525
                                   ========      ========    ========    ========    ========    ========    ========
  Ratio of expenses to average
    net assets(b)................      0.38%(c)      0.39%       0.39%       0.40%       0.38%       0.38%       0.40%(a)
                                   ========      ========    ========    ========    ========    ========    ========
  Ratio of net investment income
    to average net assets(d).....      5.20%(c)      5.05%       5.14%       5.23%       3.26%       2.81%       3.68%(a)
                                   ========      ========    ========    ========    ========    ========    ========

---------------

(a) Annualized.

(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to waiver of distribution fees and/or expense reimbursements were 0.58%, 0.59%, 0.59%, 0.60%, 0.60%, 0.67% and 4.54%
    (annualized) for the periods 1998-1992, respectively.

(c) Ratios are based on average net assets of $386,535,328.

(d) Ratios of net investment income (loss) to average net assets prior to waiver of distribution fees and/or expense reimbursements were 5.00%, 4.85%, 4.94%, 5.03%, 3.05%, 2.52% and (0.47%) (annualized) for the periods 1998-1992, respectively.

                           SUITABILITY FOR INVESTORS

     The Class is intended for use primarily by customers of banks, certain broker-dealers and other financial institutions who seek a convenient vehicle in which to invest in an open-end diversified money market fund. The minimum initial investment is $10,000.

     Investors in the Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Class.

                               INVESTMENT PROGRAM
INVESTMENT OBJECTIVE

     The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Portfolio seeks to achieve its objective by investing in direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The money market instruments in which the Portfolio invests are considered to carry very little risk and accordingly may not have as high a yield as that available on money market instruments of lesser quality. The Portfolio consists exclusively of money market instruments which have maturities of 397 days or less from the date of purchase (except that securities subject to repurchase agreements may have longer maturities).

INVESTMENT POLICIES

     The Portfolio invests exclusively in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and repurchase agreements relating to such securities. The Portfolio may also engage in certain investment practices described below. The market values of the money market instruments held by the Portfolio will be affected by changes in the yields available on similar securities. If yields have increased since a security was purchased, the market value of such security will generally have decreased. Conversely, if yields have decreased, the market value of such security will generally have increased.

     REPURCHASE AGREEMENTS. The Portfolio intends to invest in repurchase agreements with banks and broker-dealers pertaining to the securities described above and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two nationally recognized statistical rating organizations ("NRSROs"), or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO, or, if unrated, are determined by the Portfolio's investment advisor (under the supervision of and pursuant to guidelines established by the Board of Directors) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. government securities. A repurchase agreement is an instrument under which the Portfolio acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed-upon time and price, thereby determining the yield during the Portfolio's holding period. Repurchase transactions are limited to a term not to exceed 365 days. The Portfolio may enter into repurchase agreements only with institutions believed by the Trust's Board of Trustees to present minimal credit risk. With regard to repurchase transactions, in the event of a bankruptcy or other default of a seller of a repurchase agreement (such as the seller's failure to repurchase the obligation in accordance with the terms of the agreement), the Portfolio could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the

Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. Repurchase agreements are considered to be loans by the Portfolio under the 1940 Act.

     BORROWING MONEY/REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow money and enter into reverse repurchase agreements with respect to its portfolio securities in amounts up to 10% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement. Reverse repurchase agreements involve the sale by the Portfolio of a portfolio security at an agreed-upon price, date and interest payment. The Portfolio will borrow money or enter into reverse repurchase agreements solely for temporary or defensive purposes, such as to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests should they occur. Reverse repurchase transactions are limited to a term not to exceed 92 days. The Portfolio will use reverse repurchase agreements when the interest income to be earned from the securities that would otherwise have to be liquidated to meet redemption requests is greater than the interest expense of the reverse repurchase transaction. The Portfolio will give shareholders notice of its intent to enter into a reverse repurchase agreement in sufficient time to permit shareholder redemptions before the Portfolio enters into any reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio in lieu of liquidation may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. The risk, if encountered, could cause a reduction in the net asset value of the Portfolio's shares. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

     LENDING OF PORTFOLIO SECURITIES. The Portfolio may also lend its portfolio securities in amounts up to 33 1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.

     PORTFOLIO TRANSACTIONS. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Securities held by the Portfolio will be disposed of prior to maturity if an earlier disposition is deemed desirable by AIM to meet redemption requests. In addition, AIM will continually monitor the creditworthiness of issuers whose securities are held by the Portfolio, and securities held by the Portfolio may be disposed of prior to maturity as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

     PURCHASING DELAYED DELIVERY SECURITIES. In managing the Portfolio's investments, AIM may indicate to dealers or issuers its interest in acquiring certain securities for the Portfolio for settlement beyond a customary settlement date. In some cases, the Portfolio may agree to purchase such securities at stated prices and yields. In such cases, such securities are considered "delayed delivery" securities when traded in the secondary market. Since this is done to facilitate the acquisition of portfolio securities and is not for the purpose of investment leverage, the amount of delayed delivery securities involved may not exceed the estimated amount of funds available for investment on the settlement date. Until the settlement date, liquid assets of the Portfolio with a dollar value sufficient at all times to make payment for the delayed delivery securities will be segregated. The total amount of segregated liquid assets may not exceed 25% of the

Portfolio's total assets. The delayed delivery securities, which will not begin to accrue interest until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risks of market value fluctuations. The purchase price of the delayed delivery securities will be recorded as a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio's right to acquire delayed delivery securities will not be divested prior to the settlement date.

     ILLIQUID SECURITIES. The Portfolio will invest no more than 10% of its net assets in illiquid securities.

     INVESTMENT IN OTHER INVESTMENT COMPANIES. The Trust is permitted to invest in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and, if applicable, exemptive orders granted by the SEC.

     The investment policies described above may be changed by the Board of Trustees without the affirmative vote of a majority of the outstanding shares of beneficial interest of the Trust.

INVESTMENT RESTRICTIONS

     The Portfolio's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. These restrictions are designed to minimize certain risks associated with investing in specified types of securities or engaging in certain transactions and to limit the amount of the Portfolio's assets which may be concentrated in any specific industry or issuer. The most significant of these restrictions provide that the Portfolio will not:

          (1) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as such rule may be amended from time to time, and except that the Portfolio may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order; or

          (2) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities. The Portfolio will not purchase securities while borrowings in excess of 5% of its total assets are outstanding.

     The foregoing investment restrictions of the Portfolio (as well as certain others set forth in the Statement of Additional Information) are matters of fundamental policy which may not be changed without the affirmative vote of a majority of the outstanding shares of the Portfolio.

     In addition to the restrictions described above, the Portfolio must also comply with the requirements of Rule 2a-7 under the 1940 Act, as such rule may be amended from time to time, which govern the operations of money market funds, and may be more restrictive than the policies described herein. A description of further investment restrictions applicable to the Portfolio is contained in the Statement of Additional Information.

                               PURCHASE OF SHARES

     Shares of the Class are sold on a continuing basis at their net asset value next determined after an order has been received by the Portfolio. As discussed below, the Trust reserves the right to reject any purchase order. Although there is no sales charge imposed on the purchase of shares of the Class, banks or other institutions may charge a recordkeeping, account maintenance or other fee to their customers, and beneficial holders of the shares of the Class should consult with the institutions maintaining their accounts to obtain a schedule of applicable fees. To facilitate the investment of proceeds of purchase orders, investors are urged to place their orders as early in the day as possible. Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the Transfer Agent prior to 5:00 p.m. Eastern Time on a business day of the Portfolio. Purchase orders received after such time will be processed at the next day's net asset value. Following the initial investment, subsequent purchases of shares of the Class may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product. Shares of the Class will earn the dividend declared on the effective date of purchase.

     A "business day of the Portfolio" is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Trust's custodian bank, are open for business. The Portfolio, however, reserves the right to change the time for which purchase and redemption requests must be submitted to the Portfolio for execution or the same day on any day when the U.S. primary broker-dealer community is closed for business or trading is restricted due to national holiday. It is expected that The Bank of New York and the Federal Reserve Bank of New York will be closed during the next twelve months on Saturdays and Sundays, and on the observed holidays of New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

     Shares of the Class are sold to customers of banks, certain broker-dealers and other financial institutions (each, an Institution, and collectively, "Institutions"). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an Institution may invest in the shares of the Class. Each Institution will render administrative support services to its customers who are the beneficial owners of the shares of the Class. Such services may include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Class; providing periodic statements showing a customer's account balance in shares of the Class; distribution of Trust proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the Institution; and such other services as the Trust may reasonably request. Institutions will be required to certify to the Trust that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.

     Prior to the initial purchase of shares of the Class, an Account Application, which can be obtained from the Transfer Agent, must be completed and sent to the Transfer Agent at P.O. Box 4497, Houston, Texas 77210-4497. Any changes made to the information provided in the Account Application must be made in writing or by completing a new form and providing it to the Transfer Agent. An investor must open an account in the shares of the Class through an Institution in accordance with procedures established by such Institution. Each Institution separately determines the rules applicable to accounts in the shares of the Class opened with it, including minimum initial and subsequent investment requirements and the procedures to be followed by investors to effect purchases of shares of the Class. The minimum initial investment is $10,000, and there is no minimum amount of subsequent purchases of shares of the Class by an Institution on behalf of its customers. An investor who proposes to open a Portfolio account with an Institution should consult with a representative of such Institution to obtain a description of the rules governing such an account. The Institution holds shares of the Class registered in its name, as agent for the customer, on the books of the Institution. A statement with regard to the customer's shares of the Class is supplied to the customer periodically, and confirmations of all transactions for the account of the customer are provided by the Institution to the customer promptly upon request. In addition, the Institution sends to each customer proxies, periodic reports and other information with regard to the customer's shares of the Class. The customer's shares of the Class are fully assignable and subject to encumbrance by the customer.

     All agreements which relate to a customer's account with an Institution are with the Institution. An investor may terminate his relationship with an Institution at any time, in which case an account in the investor's name will be established directly with the Portfolio and the investor will become a shareholder of record. In such case, however, the investor will not be able to purchase additional shares of the Class directly, except through reinvestment of dividends and distributions.

     Orders for the purchase of shares of the Class are placed by the investor with the Institution. The Institution is responsible for the prompt transmission of the order to the Trust. The Portfolio will normally be required to make immediate settlement in federal funds (member bank deposits with a Federal Reserve Bank) for portfolio securities purchased. Accordingly, payment for shares of the Class purchased by Institutions on behalf of their customers must be in federal funds. If an investor's order to purchase shares of the Class is paid for other than in federal funds, the Institution, acting on behalf of the investor, completes the conversion into federal funds (which may take two business days), or itself advances federal funds prior to conversion, and promptly transmits the order and payment in the form of federal funds to the Transfer Agent.

     Subject to the conditions stated above and to the Trust's right to reject any purchase order, orders will be accepted (i) when payment for shares of the Class purchased is received by The Bank of New York, the Trust's custodian bank, in the form described above and notice of such order is provided to the Transfer Agent or (ii) at the time the order is placed, if the Portfolio is assured of payment. Shares of the Class purchased by orders which are accepted prior to 5:00 p.m. Eastern Time will earn the dividend declared on the date of purchase.

     Any request for a correction to a transaction of Portfolio shares must be submitted in writing to the Transfer Agent. The Transfer Agent reserves the right to reject any such request. When a correction results in a dividend adjustment, the institution must agree in writing to reimburse the Portfolio for any loss resulting from the correction. Failure to deliver purchase proceeds on the requested settlement date may result in a claim against the institution for an amount equal to the overdraft charge incurred by the Portfolio.

     Federal Reserve wires should be sent as early as possible in order to facilitate crediting to the shareholder's account. Any funds received with respect to an order which is not accepted by the Trust and any funds received for which an order has not been received will be returned to the sending Institution. An order must specify that it is for the purchase of Shares of the "Private Investment Class of the Treasury Portfolio," otherwise any funds received will be returned to the sending Institution.

     The Trust reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject any purchase order.

                              REDEMPTION OF SHARES

     A shareholder may redeem any or all of its shares of the Class at the net asset value next determined after receipt of the redemption request in proper form by the Trust. Redemption requests with respect to the Class may also be made via AIM LINK--Registered Trademark-- Remote. Normally, the net asset value per share of the Portfolio will remain constant at $1.00. See "Net Asset Value." Redemption requests with respect to shares of the Class are normally made through a customer's Institution.

     Payment for redeemed shares of the Class is normally made by Federal Reserve wire to the commercial bank account designated in the Institution's Account Application, but may be remitted by check upon request by a shareholder. If a redemption request is received by the Transfer Agent prior to 5:00 p.m. Eastern Time on a business day of the Portfolio, the redemption will be effected at the net asset value next determined on such day and the shares of the Class to be redeemed will not receive the dividend declared on the effective date of the redemption. If a redemption request is received by the Transfer Agent after 5:00 p.m. Eastern Time or on other than a business day of the Portfolio, the redemption will be effected at the net asset value of the Portfolio determined as of 5:00 p.m. Eastern Time on the next business day of the Portfolio, and the proceeds of such redemption will normally be wired on the effective day of the redemption. The Portfolio reserves the right to change the time of which redemption requests must be submitted to and received by the Transfer Agent for execution on the same day on any day when the U.S. primary broker-dealer community is closed for business or trading is restricted due to national holidays.

     A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Trust. The authorized signature on the notice must be guaranteed by a commercial bank or a trust company. Additional documentation may be required when deemed appropriate by the Trust, or the Transfer Agent.

     Shareholders may request a redemption by telephone. Neither the Transfer Agent nor FMC will be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the Account Application if they reasonably believe such request to be genuine but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), and mailings of confirmations promptly after the transaction.

     Payment for shares of the Class redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The Trust may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the Portfolio's best interest to do so.

     In certain cases, the Trust may call for the redemption of, or refuse to transfer or issue, shares of the Class in order to comply with law or to further the purposes for which the Trust is formed. If a transfer or redemption of shares of the Class causes the value of shares of the Class in an account to be less than $500, the Trust may cause the remaining shares to be redeemed.

                                   DIVIDENDS

     Dividends from the net income of the Portfolio are declared daily to shareholders of record of each class of the Portfolio as of immediately after 5:00 p.m. Eastern Time on the day of declaration. Net income for dividend purposes is determined daily as of 5:00 p.m. Eastern Time. The dividend accrued and paid for each class will consist of (a) income of the Portfolio, the allocation of which is based upon such class's pro rata share of the total outstanding shares representing an interest in the Portfolio, less (b) Portfolio expenses, such as custodian fees, trustees' fees, accounting and legal expenses, based upon such class's pro rata share of the net assets of the Portfolio, less
(c) expenses directly attributable to such class, such as distribution expenses, if any, and transfer agency fees. Although realized gains and losses on the assets of the Portfolio are reflected in its net asset value, they are not expected to be of an amount which would affect its $1.00 per share net asset value for purposes of purchases and redemptions. See "Net Asset Value." Distributions from net realized short-term gains may be declared and paid yearly or more frequently. See "Taxes." The Portfolio does not expect to realize any long-term capital gains or losses.

     All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. A shareholder may elect to have all dividends automatically reinvested in additional full and fractional shares of the Class at the net asset value as of 5:00 p.m. Eastern Time on the last business day of the month. Such election, or any revocation thereof, must be made in writing by the Institution to the Transfer

Agent at P.O. Box 4497, Houston, Texas 77210-4497 and will become effective with dividends paid after its receipt by the Transfer Agent. If a shareholder redeems all the shares of the Class in its account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption.

     The Portfolio uses its best efforts to maintain the net asset value per share at $1.00 for purposes of sales and redemptions. See "Net Asset Value." Should the Trust incur or anticipate any unusual expense, loss or depreciation which could adversely affect the income or net asset value of the Portfolio, the Trust's Board of Trustees would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of the then prevailing circumstances. For example, under such unusual circumstances, the Board of Trustees might reduce or suspend the daily dividend in order to prevent to the extent possible the net asset value per share of the Portfolio from being reduced below $1.00. Thus, such expenses, losses or depreciation may result in a shareholder receiving no dividends for the period during which it held its shares of the Class and cause such a shareholder to receive upon redemption a price per share lower than the shareholder's original cost.

                                     TAXES

     The policy of the Portfolio is to distribute to its shareholders at least 90% of its investment company taxable income for each year and consistent therewith to meet the distribution requirements of Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Portfolio also intends to meet the distribution requirements imposed by the Code in order to avoid the imposition of a 4% excise tax. The Portfolio intends to distribute at least 98% of its net investment income for the calendar year and at least 98% of its net realized capital gains, if any, for the period ending on October 31. The Portfolio also intends to meet the other requirements of Subchapter M, including the requirements with respect to diversification of assets and sources of income, so that the Portfolio will pay no taxes on net investment income and net realized capital gains paid to shareholders.

     Dividends paid by the Portfolio are subject to taxation as of the date of payment, whether received by shareholders in cash or shares of the Class. The Code provides an exception to this general rule: if the Portfolio declares a dividend in October, November or December to shareholders of record in such months and pays the dividend during January of the next year, a shareholder will be treated for tax purposes as having received the dividend on December 31 of the year in which it is declared rather than in January when it is paid. It is anticipated that no portion of distributions will be eligible for the dividends received deduction for corporations. Dividends paid by the Portfolio from its net investment income and short-term capital gains are taxable to shareholders at ordinary income tax rates.

     The Portfolio will be treated as a separate corporation for purposes of determining taxable income, distribution requirements and other requirements of Subchapter M. Therefore, the Portfolio may not offset its gains against the losses of the other portfolio of the Trust and each portfolio of the Trust must specifically comply with all the provisions of the Code.

     Distributions and transactions referred to in the preceding paragraphs may be subject to state, local or foreign taxes, and the treatment thereof may differ from the federal income tax consequences discussed herein. Shareholders are advised to consult with their own tax advisors concerning the application of state, local or foreign taxes.

     Foreign persons who file a United States tax return after December 31, 1996 for a U.S. tax refund and who are not eligible to obtain a social security number must apply to the Internal Revenue Service ("IRS") for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the Transfer Agent.

                                NET ASSET VALUE

     The net asset value per share of the Portfolio is determined daily as of 5:00 p.m. Eastern Time on each business day of the Portfolio. Net asset value per share is determined by dividing the value of the Portfolio's securities, cash and other assets (including interest accrued but not collected) less all of its liabilities (including accrued expenses and dividends payable), by the number of shares outstanding of the Portfolio and rounding the resulting per share net asset value to the nearest one cent.

     The securities of the Portfolio are valued on the basis of amortized cost pursuant to rules promulgated by the SEC to money market funds. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if the security were sold. During such periods, the daily yield on shares of the Portfolio, computed as described in "Purchases and Redemptions -- Performance Information" in the Statement of Additional Information, may differ somewhat from an identical computation made by an investment company with identical investments utilizing available indications as to market value to value its portfolio securities.

                               YIELD INFORMATION

     Yield information for the Class can be obtained by calling the Trust at
(800) 877-7748. Yields will fluctuate from time to time and are not necessarily indicative of future results. Accordingly, the yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield is a function of the type and quality of the Portfolio's investments, the Portfolio's maturity and the operating expense ratio of the Class. A SHAREHOLDER'S INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT OR BY ANY INSTITUTION. THESE FACTORS SHOULD BE CAREFULLY CONSIDERED BY THE INVESTOR BEFORE MAKING AN INVESTMENT IN THE PORTFOLIO.

     For the seven-day period ended August 31, 1998, the current yield and the effective yield (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the annualized current yield for the period) of the Class were 5.23% and 5.37%, respectively. These performance numbers are quoted for illustration purposes only. The performance numbers for any other seven-day period may be substantially different from those quoted above.

     To assist banks and other institutions performing their own subaccounting, same day information as to the daily dividend per share for the Portfolio to eight decimal places and current yield normally will be available by 6:00 p.m. Eastern Time.

     From time to time and in its discretion, AIM or its affiliates may waive all or a portion of its advisory fees and/or assume certain expenses of the Portfolio. Such a practice will have the effect of increasing the Portfolio's yield and total return.

                            REPORTS TO SHAREHOLDERS

     The Trust furnishes shareholders with semi-annual reports containing information about the Portfolio and its operations, including a list of the investments held in the Portfolio and financial statements. The annual financial statements are audited by the Trust's independent auditors.

     Unless otherwise requested by the shareholder, each shareholder will be provided with a written confirmation for each transaction by its Institution. Institutions establishing sub-accounts will receive a written confirmation for each transaction in a sub-account. Duplicate confirmations may be transmitted to the beneficial owner of the sub-account if requested by the Institution. The Institution will receive a periodic statement setting forth, for each sub-account, the share balance, income earned for the month, income earned for the year to date and the total current value of the account.

                            MANAGEMENT OF THE TRUST
BOARD OF TRUSTEES

     The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to the Trust, including agreements with the Trust's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Trust are delegated to the Trust's officers and to AIM, subject always to the objectives and policies of the Trust and to the general supervision of the Trust's Board of Trustees. Information concerning the Board of Trustees may be found in the Statement of Additional Information. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM.

     For a discussion of AIM Management and its subsidiaries' Year 2000 Compliance Project, see "General Information -- Year 2000 Compliance Project."

INVESTMENT ADVISOR

     A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, acts as the investment advisor for the Portfolio pursuant to a Master Investment Advisory Agreement (the "Advisory Agreement"). AIM was organized in 1976 and, together with its affiliates, manages or advises over 90 investment company portfolios. Certain of the directors and officers of AIM are also trustees or executive officers of the Trust. AIM is a wholly owned subsidiary of AIM Management. AIM Management is a holding company engaged in the financial services business. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC, a publicly-traded holding company that, through its subsidiaries, engages in institutional investment management and retail fund businesses in United States, Europe and the Pacific Region.

     Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Portfolio's shares are qualified for sale.

     For the fiscal year ended August 31, 1998, AIM received fees from the Trust with respect to the Portfolio which represented 0.06% of such Portfolio's average daily net assets. During such fiscal year, the expenses of the Class, including AIM's fees, amounted to 0.38% of the Class's average daily net assets.

ADMINISTRATIVE SERVICES

     The Trust has entered into a Master Administrative Services Agreement with AIM (the "Administrative Services Agreement"), pursuant to which AIM has agreed to provide or arrange for the provision of certain accounting and other administrative services to the Portfolio, including the services of a principal financial officer of the Trust and related staff. As compensation to AIM for its services under the Administrative Services Agreement, the Portfolio may reimburse AIM for expenses incurred by AIM in connection with such services.

FEE WAIVERS

     AIM or its affiliates may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee and/or assume certain expenses of the Portfolio but will retain its ability to be reimbursed for such fee or expenses prior to the end of the fiscal year.

DISTRIBUTOR

     The Trust has entered into a Master Distribution Agreement (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Class. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Certain trustees and officers of the Trust are affiliated with FMC and AIM. The Distribution Agreement provides that FMC has the exclusive right to distribute shares of the Class either directly or through other broker-dealers. FMC is the distributor of several of the mutual funds managed or advised by AIM.

     FMC may, from time to time, at its expense, pay a bonus or other consideration or incentive to dealers or banks who sell a minimum dollar amount of the shares of the Class during a specific period of time. In some instances, these incentives may be offered only to certain dealers or institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus payments or other consideration shall not exceed 0.05% of the net asset value of the shares of the Class sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of shares of the Class or the amount received as proceeds from such sales. Dealers or institutions may not use sales of the shares of the Class to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

DISTRIBUTION PLAN

     The Trust has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Trust may compensate FMC in connection with the distribution of shares of the Class in an amount equal to 0.50% on an annualized basis of the average daily net assets of the Portfolio attributable to the Class. Such amounts may be expended when and if authorized by the Board of Trustees and may be used to finance such distribution-related services as expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and costs of administering the Plan.

     Of the compensation paid to FMC under the Plan, a service fee may be paid to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Class, in amounts of up to 0.25% of the average net assets of the Portfolio attributable to the Class which are attributable to the customers of such dealers or financial institutions. Payments to dealers and other financial institutions in excess of such amount and payments retained by FMC would be characterized as an asset-based sales charge pursuant to the Plan. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to the Class. The Plan does not obligate the Trust to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan on behalf of the Class. Thus, under the Plan, even if FMC's actual expenses exceed the fee payable to FMC thereunder at any given time, the Trust will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

     The Plan requires the officers of the Trust to provide the Board of Trustees at least quarterly with a written report of the amounts expended pursuant to each Plan and the purposes for which such expenditures were made. The Board of Trustees shall review these reports in connection with their decisions with respect to the Plan.

     As required by Rule 12b-1 under the 1940 Act, the Plan has been approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Trustees"). In approving the Plan, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the Trust and the shareholders of the Class.

     The Plan may be terminated by a vote of a majority of the Qualified Trustees, or by a vote of a majority of the holders of the outstanding voting securities of the shares of the Class. Any change in the Plan that would increase materially the distribution expenses paid by the Class requires shareholder approval; otherwise the Plan may be amended by the trustees, including a majority of the Qualified Trustees, by vote cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Qualified Trustees is committed to the discretion of the Qualified Trustees.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     AIM is responsible for decisions to buy and sell securities for the Portfolio, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolio may also purchase securities from underwriters at prices which include a concession paid by the issuer to the underwriter.

     AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment programs. Certain research services furnished by dealers may be useful to clients of AIM other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio.

                              GENERAL INFORMATION
ORGANIZATION AND DESCRIPTION OF SHARES

     The Trust is a Delaware business trust. The Trust was originally incorporated in Maryland on January 24, 1977, but had no operations prior to November 10, 1980. Effective December 31, 1986, the Trust was reorganized as a Massachusetts business trust; and effective October 15, 1993, the Trust was reorganized as a Delaware business trust. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Treasury Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Trust and STIC. All historical financial and other information contained in this Prospectus for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof). Shares of beneficial interest of the Trust are divided into eighteen classes. Six classes, including the Class, represent interests in the Portfolio, six classes represent interests in the Treasury TaxAdvantage Portfolio, and six classes represent interests in the Government & Agency Portfolio. Each class of shares has a par value of $.01 per share. The other classes of the Trust may have different sales charges and other expenses which may affect performance. An investor may obtain information concerning the Trust's other classes by contacting FMC.

     All shares of the Trust have equal rights with respect to voting, except that the holders of shares of a particular portfolio or class will have the exclusive right to vote on matters pertaining solely to that portfolio or class. For example, holders of shares of a particular portfolio will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such portfolio. In addition, if a portfolio is divided into various classes, holders of shares of a particular class will have the exclusive right to vote on any matter, such as distribution arrangements, which relates solely to such class. The shareholders of the Class have distinctive rights with respect to dividends and redemption which are more fully described in this Prospectus. In the event of liquidation or termination of the Trust, holders of shares of each portfolio will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective portfolio to which such shares relate, less (b) the liabilities of the Trust attributable to the respective portfolio or allocated to the respective portfolio based on the liquidation value of such portfolio. Fractional shares of each portfolio have the same rights as full shares to the extent of their proportionate interest.

     There will not normally be annual shareholders' meetings. Shareholders may remove trustees from office by votes cast at a meeting of shareholders called solely for such purpose or by written consent. A meeting of shareholders for the sole purpose of considering removal of a trustee shall be called at the request of the holders of 10% or more of the Trust's outstanding shares.

     There are no preemptive or conversion rights applicable to any of the Trust's shares. The Trust's shares, when issued, will be fully paid and non-assessable. The Board of Trustees may create additional portfolios and classes of the Trust without shareholder approval.

TRANSFER AGENT AND CUSTODIAN

     The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, acts as custodian for the portfolio securities and cash of the Portfolio. A I M Fund Services, Inc., P.O. Box 4497, Houston, Texas 77210-4497 acts as transfer agent for the shares of the Class.

LEGAL COUNSEL

     The law firm of Ballard Spahr Andrews & Ingersoll, LLP, Philadelphia, Pennsylvania, serves as counsel to the Trust and passes upon certain legal matters for the Trust.

SHAREHOLDER INQUIRIES

     Shareholder inquiries concerning the status of an account should be directed to an investor's Institution, or to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or may be made by calling (800) 877-7748.

YEAR 2000 COMPLIANCE PROJECT

     In providing services to the Trust, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the Trust provide the Trust and its shareholders.

     To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be reviewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that AIM Management and its subsidiaries will not otherwise be adversely affected by the year 2000 issue.

OTHER INFORMATION

     This Prospectus sets forth basic information that investors should know about the Trust and the Portfolio prior to investing. A Statement of Additional Information has been filed with the SEC. Copies of the Statement of Additional Information are available upon request and without charge by writing or calling the Trust or FMC. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

SHORT-TERM INVESTMENTS TRUST
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173
(800) 877-7748

INVESTMENT ADVISOR
A I M ADVISORS, INC.
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173
(713) 626-1919

DISTRIBUTOR
FUND MANAGEMENT COMPANY
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173
(800) 877-7748

AUDITORS
KPMG PEAT MARWICK LLP
700 Louisiana
Houston, Texas 77002

CUSTODIAN
THE BANK OF NEW YORK
90 Washington Street
11th Floor
New York, New York 10286

TRANSFER AGENT
A I M FUND SERVICES, INC.
P.O. Box 4497
Houston, Texas 77210-4497

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY JURISDICTION TO ANY PERSON TO WHOM SUCH OFFERING MAY NOT LAWFULLY BE MADE.


SHORT-TERM
INVESTMENTS TRUST

PRIVATE
INVESTMENT CLASS
OF THE
------------------------------------------------------
TREASURY
PORTFOLIO                                                             PROSPECTUS

                                                               DECEMBER 18, 1998

[AIM LOGO APPEARS HERE]
Fund Management Company

SHORT-TERM
INVESTMENTS TRUST
                         Prospectus
--------------------------------------------------------------------------------

TREASURY                      The Treasury Portfolio is a money market fund
PORTFOLIO                whose investment objective is the maximization of
                         current income to the extent consistent with the
RESERVE                  preservation of capital and the maintenance of
CLASS                    liquidity. The Treasury Portfolio seeks to achieve its
                         objective by investing in direct obligations of the
                         U.S. Treasury and repurchase agreements secured by such
                         obligations. The instruments purchased by the Treasury
DECEMBER 18, 1998        Portfolio will have maturities of 397 days or less.
                              The Treasury Portfolio is a series portfolio of
                         Short-Term Investments Trust (the "Trust"), an open-end, diversified, series management investment company. This Prospectus relates solely to the Reserve
                         Class of the Treasury Portfolio, a class of shares designed to be a convenient vehicle in which customers of banks, certain broker-dealers and other financial institutions can invest short-term cash reserves.
                              THESE SECURITIES HAVE NOT BEEN APPROVED OR
                         DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION
                         NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED
                         UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
                         REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                              THIS PROSPECTUS SETS FORTH BASIC INFORMATION THAT
                         A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN
                         SHARES OF THE RESERVE CLASS OF THE TREASURY PORTFOLIO
                         AND SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. A
                         STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 18,
                         1998, HAS BEEN FILED WITH THE UNITED STATES SECURITIES
                         AND EXCHANGE COMMISSION (THE "SEC") AND IS HEREBY
                         INCORPORATED BY REFERENCE. FOR A COPY OF THE STATEMENT
                         OF ADDITIONAL INFORMATION WITHOUT CHARGE, WRITE TO THE
                         ADDRESS ABOVE OR CALL (800) 467-8792. THE SEC MAINTAINS
                         A WEB SITE AT HTTP://WWW.SEC.GOV THAT CONTAINS THE
                         STATEMENT OF ADDITIONAL INFORMATION, MATERIAL
                         INCORPORATED BY REFERENCE, AND OTHER INFORMATION
                         REGARDING THE TRUST.
                              THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS
                         OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE
                         TRUST'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED
                         BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE
                         CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER
                         AGENCY. THERE CAN BE NO ASSURANCE THAT THE TREASURY
                         PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET
                         VALUE OF $1.00 PER SHARE. SHARES OF THE TRUST INVOLVE
                         INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
                         PRINCIPAL.



[AIM LOGO APPEARS HERE]
Fund Management Company

11 Greenway Plaza
Suite 100
Houston, Texas 77046-1173
(800) 467-8792

                                    SUMMARY

THE PORTFOLIO AND ITS INVESTMENT OBJECTIVE

     The Trust is an open-end diversified series management investment company. This Prospectus relates to the Reserve Class (the "Class") of the Treasury Portfolio (the "Portfolio"). The Portfolio is a money market fund which invests in direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The instruments purchased by the Portfolio will have maturities of 397 days or less. The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

     Pursuant to separate prospectuses, the Trust also offers other classes of shares of beneficial interest representing interests in the Portfolio: the Cash Management Class, Institutional Class, Personal Investment Class, Private Investment Class, and Resource Class. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The Trust also offers shares of six classes of the Treasury TaxAdvantage Portfolio and six classes of the Government & Agency Portfolio, each pursuant to separate prospectuses. The portfolios of the Trust are referred to collectively as "Portfolios."

     Because the Trust declares dividends on a daily basis, shares of each class of the Portfolio have the same net asset value (proportionate interest in the net assets of the Portfolio) and bear equally those expenses, such as the advisory fee, that are allocated to the Portfolio as a whole. All classes of the Portfolio share a common investment objective and portfolio of investments. However, different classes of the Portfolio have different shareholder qualifications, and are separately allocated certain class expenses, such as those associated with the distribution of their shares. Therefore, each class will have a different dividend payment and a different yield.

INVESTORS IN THE CLASS

     The Class is designed to be a convenient vehicle in which customers of banks, certain broker-dealers and other financial institutions can invest in a diversified open-end money market fund.

PURCHASE OF SHARES

     Shares of the Class that are offered hereby are sold at net asset value. The minimum initial investment in the Class is $1,000. There is no minimum amount for subsequent investments. Payment for shares of the Class purchased must be in funds immediately available to the Trust. See "Purchase of Shares."

REDEMPTION OF SHARES

     Redemptions may be made without charge at net asset value. Payment for redeemed shares of the Class for which redemption orders are received prior to 5:00 p.m. Eastern Time will normally be made on the same day. See "Redemption of Shares."

DIVIDENDS

     The net income of the Portfolio is declared as a dividend daily to shareholders of record immediately after 5:00 p.m. Eastern Time. Dividends are paid monthly by check or wire transfer unless the shareholder has previously elected to have such dividends automatically reinvested in additional shares of the Class. Information concerning the amount of the dividends declared on any particular day will normally be available by 6:00 p.m. Eastern Time on that day. See "Dividends."

NET ASSET VALUE

     The Trust uses the amortized cost method of valuing the securities held by the Portfolio and rounds the per share net asset value to the nearest whole cent. Accordingly, the net asset value per share of the Portfolio will normally remain constant at $1.00. AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE

U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. See "Net Asset Value."

INVESTMENT ADVISOR

     A I M Advisors, Inc. ("AIM") serves as the Trust's investment advisor and receives a fee based on the Trust's average daily net assets. During the fiscal year ended August 31, 1998, the Trust paid AIM advisory fees with respect to the Portfolio which represented 0.06% of the average daily net assets of the Portfolio. AIM is primarily engaged in the business of acting as manager or advisor to investment companies. Under an Administrative Services Agreement, AIM may be reimbursed by the Trust for its costs of performing certain accounting and other administrative services for the Trust. See "Management of the Trust -- Investment Advisor" "-- Administrative Services." Under a Transfer Agency and Service Agreement, A I M Fund Services, Inc. ("Transfer Agent"), AIM's wholly owned subsidiary and a registered transfer agent, receives a fee for its provision of transfer agency, dividend distribution and disbursement, and shareholder services to the Trust. See "General Information -- Transfer Agent and Custodian."

DISTRIBUTOR AND DISTRIBUTION PLAN

     Fund Management Company ("FMC") acts as the exclusive distributor of the shares of the Class. Pursuant to a plan of distribution adopted by the Trust's Board of Trustees, the Trust may pay up to 1.00% of the average daily net asset value of the Portfolio attributable to the Class to FMC as well as to certain broker-dealers or other financial institutions. Of this amount, up to 0.25% may be for continuing personal services to shareholders provided by broker-dealers or institutions and the balance would be deemed an asset-based sales charge. See "Purchase of Shares" and "Distribution Plan."

SPECIAL RISK CONSIDERATIONS

     The Portfolio may borrow money and enter into reverse repurchase agreements. The Portfolio may invest in repurchase agreements and purchase securities for delayed delivery. Accordingly, an investment in the Portfolio may entail somewhat different risks from an investment in an investment company that does not engage in such practices. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. See "Investment Program."

     The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM
Logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest With Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

                           TABLE OF FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES*
  Maximum sales load imposed on purchases
     (as a percentage of offering price)....................                  None
  Maximum sales load on reinvested dividends
     (as a percentage of offering price)....................                  None
  Deferred sales load (as a percentage of original purchase
     price or redemption proceeds, as applicable)...........                  None
  Redemption fees (as a percentage of amount redeemed, if
     applicable)............................................                  None
  Exchange fee..............................................                  None

ANNUAL PORTFOLIO OPERATING EXPENSES -- RESERVE CLASS
  (AS A PERCENTAGE OF AVERAGE NET ASSETS)
  Management fees...........................................                  0.06%
  12b-1 fees (after fee waivers)**..........................                  0.80%***
  Other expenses: (estimated)
     Custodian fees.........................................      0.01%
     Other..................................................      0.01%
                                                                ------
          Total other expenses..............................                  0.02%
                                                                            ------
  Total portfolio operating expenses -- Reserve Class**.....                  0.88%
                                                                            ======

---------------

  * Beneficial owners of shares of the Class should consider the effect of any changes imposed by their bank, broker-dealer or other financial institution for various services.

 ** Had there been no fee waivers, 12b-1 fees would be 1.00% and Total portfolio operating expenses would have been 1.08%.

*** It is possible that as a result of Rule 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under rules of the National Association of Securities Dealers, Inc. Given the Rule 12b-1 fee of the Class, however, it is estimated that it would take a substantial number of years for a shareholder to exceed such maximum front-end sales charges.

EXAMPLE

     An investor in the Class would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.

1 year......................................................    $ 9
3 years.....................................................    $28

     The Table of Fees and Expenses is designed to assist an investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management of the Trust" below.) The "Total Portfolio Operating Expenses -- Reserve Class" figure is based upon costs of the estimated size of the Class and fees to be charged for the current fiscal period. The "other expenses" and "12b-1 fees" figures are based upon estimated costs and the estimated size of the Class and the Portfolio and estimated fees to be charged for the current fiscal period. Thus, actual expenses may be greater or less than such estimates. The Table of Fees and Expenses reflects a voluntary waiver of management fees and 12b-1 fees for the Class. Future waivers of fees (if any) may vary from the figures reflected in the Table of Fees and Expenses. To the extent any service providers assume expenses of the Class, such assumption of expenses will have the effect of lowering the Class's overall expense ratio and increasing its yield to investors. Beneficial owners of shares of the Class should also consider the effect of any charges imposed by the institution maintaining their accounts.

     The example in the Table of Fees and Expenses assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Portfolio Operating Expenses -- Reserve Class" remain the same in the years shown.

     The example shown in the above table is based on the amounts listed under "Annual Portfolio Expenses." THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE AN ACCURATE REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

                           SUITABILITY FOR INVESTORS

     The Class is intended for use primarily by customers of banks, certain broker-dealers and other financial institutions who seek a convenient vehicle in which to invest in an open-end diversified money market fund. The minimum initial investment is $1,000.

     Investors in the Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Class.

                               INVESTMENT PROGRAM

INVESTMENT OBJECTIVE

     The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Portfolio seeks to achieve its objective by investing in direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The money market instruments in which the Portfolio invests are considered to carry very little risk and accordingly may not have as high a yield as that available on money market instruments of lesser quality. The Portfolio consists exclusively of money market instruments which have maturities of 397 days or less from the date of purchase (except that securities subject to repurchase agreements may have longer maturities).

INVESTMENT POLICIES

     The Portfolio invests exclusively in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and repurchase agreements relating to such securities. The Portfolio may also engage in certain investment practices described below. The market values of the money market instruments held by the Portfolio will be affected by changes in the yields available on similar securities. If yields have increased since a security was purchased, the market value of such security will generally have decreased. Conversely, if yields have decreased, the market value of such security will generally have increased.

     REPURCHASE AGREEMENTS. The Portfolio intends to invest in repurchase agreements with banks and broker-dealers pertaining to the securities described above and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two nationally recognized statistical rating organizations ("NRSROs"), or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO, or, if unrated, are determined by the Portfolio's investment advisor (under the supervision of and pursuant to guidelines established by the Board of Directors) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. government securities. A repurchase agreement is an instrument under which the Portfolio acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed-upon time and price, thereby determining the yield during the Portfolio's holding period. Repurchase transactions are limited to a term not to exceed 365 days. The Portfolio may enter into repurchase agreements only with institutions believed by the Trust's Board of Trustees to present minimal credit risk. With regard to repurchase transactions, in the event of a bankruptcy or other default of a seller of a repurchase agreement (such as the seller's failure to repurchase the obligation in accordance with the terms of the agreement), the Portfolio could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. Repurchase agreements are considered to be loans by the Portfolio under the 1940 Act.

     BORROWING MONEY/REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow money and enter into reverse repurchase agreements with respect to its portfolio securities in amounts up to 10% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement. Reverse repurchase agreements involve the sale by the Portfolio of a portfolio security at an agreed-upon price, date and interest payment. The Portfolio will borrow money or enter into reverse repurchase agreements solely for temporary or defensive purposes, such as to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests should they occur. Reverse repurchase transactions are limited to a term not to exceed 92 days. The Portfolio will use reverse repurchase agreements when the interest income to be earned from the securities that would otherwise have to be liquidated to meet redemption requests is greater than the interest expense of the reverse repurchase transaction. The Portfolio will give shareholders notice of its intent to enter into a reverse repurchase agreement in sufficient time to permit shareholder redemptions before the Portfolio enters into any reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio in lieu of liquidation may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. The risk, if encountered, could cause a reduction in the net asset value of the Portfolio's shares. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

     LENDING OF PORTFOLIO SECURITIES. The Portfolio may also lend its portfolio securities in amounts up to 33 1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.

     PORTFOLIO TRANSACTIONS. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Securities held by the Portfolio will be disposed of prior to maturity if an earlier disposition is deemed desirable by AIM to meet redemption requests. In addition, AIM will continually monitor the creditworthiness of issuers whose securities are held by the Portfolio, and securities held by the Portfolio may be disposed of prior to maturity as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

     PURCHASING DELAYED DELIVERY SECURITIES. In managing the Portfolio's investments, AIM may indicate to dealers or issuers its interest in acquiring certain securities for the Portfolio for settlement beyond a customary settlement date. In some cases, the Portfolio may agree to purchase such securities at stated prices and yields. In such cases, such securities are considered "delayed delivery" securities when traded in the secondary market. Since this is done to facilitate the acquisition of portfolio securities and is not for the purpose of investment leverage, the amount of delayed delivery securities involved may not exceed the estimated amount of funds available for investment on the settlement date. Until the settlement date, liquid assets of the Portfolio with a dollar value sufficient at all times to make payment for the delayed delivery securities will be segregated. The total amount of segregated liquid assets may not exceed 25% of the Portfolio's total assets. The delayed delivery securities, which will not begin to accrue interest until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risks of market value fluctuations. The purchase price of the delayed delivery securities will be recorded as a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio's right to acquire delayed delivery securities will not be divested prior to the settlement date.

     ILLIQUID SECURITIES. The Portfolio will invest no more than 10% of its net assets in illiquid securities.

     INVESTMENT IN OTHER INVESTMENT COMPANIES. The Trust is permitted to invest in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and, if applicable, exemptive orders granted by the SEC.

     The investment policies described above may be changed by the Board of Trustees without the affirmative vote of a majority of the outstanding shares of beneficial interest of the Trust.

INVESTMENT RESTRICTIONS

     The Portfolio's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. These restrictions are designed to minimize certain risks associated with investing in specified types of securities or engaging in certain transactions and to limit the amount of the Portfolio's assets which may be concentrated in any specific industry or issuer. The most significant of these restrictions provide that the Portfolio will not:

          (1) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as such rule may be amended from time to time, and except that the Portfolio may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order; or

          (2) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities. The Portfolio will not purchase securities while borrowings in excess of 5% of its total assets are outstanding.

     The foregoing investment restrictions of the Portfolio (as well as certain others set forth in the Statement of Additional Information) are matters of fundamental policy which may not be changed without the affirmative vote of a majority of the outstanding shares of the Portfolio.

     In addition to the restrictions described above, the Portfolio must also comply with the requirements of Rule 2a-7 under the 1940 Act, as such rule may be amended from time to time, which govern the operations of money market funds, and may be more restrictive than the policies described herein. A description of further investment restrictions applicable to the Portfolio is contained in the Statement of Additional Information.

                               PURCHASE OF SHARES

     Shares of the Class are sold on a continuing basis at their net asset value next determined after an order has been received by the Portfolio. As discussed below, the Trust reserves the right to reject any purchase order. Although there is no sales charge imposed on the purchase of shares of the Class, banks or other institutions may charge a recordkeeping, account maintenance or other fee to their customers, and beneficial holders of the shares of the Class should consult with the institutions maintaining their accounts to obtain a schedule of applicable fees. To facilitate the investment of proceeds of purchase orders, investors are urged to place their orders as early in the day as possible. Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the Transfer Agent prior to 5:00 p.m. Eastern Time on a business day of the Portfolio. Purchase orders received after such time will be processed at the next day's net asset value. Following the initial investment, subsequent purchases of shares of the Class may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product. Shares of the Class will earn the dividend declared on the effective date of purchase.

     A "business day of the Portfolio" is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Trust's custodian bank, are open for business. The Portfolio, however, reserves the right to change the time for which purchase and redemption requests must be submitted to the Portfolio for execution or the same day on any day when the U.S. primary broker-dealer community is closed for business or trading is restricted due to national holiday. It is expected that The Bank of New York and the Federal Reserve Bank of New York will be closed during the next twelve months on Saturdays and Sundays, and on the observed holidays of New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

     Shares of the Class are sold to customers of banks, certain broker-dealers and other financial institutions (each, an Institution, and collectively, "Institutions"). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an Institution may invest in the shares of the Class. Each Institution will render administrative support services to its customers who are the beneficial owners of the shares of the Class. Such services may include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Class; providing periodic statements showing a customer's account balance in shares of the Class; distribution of Trust proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the Institution; and such other services as the Trust may reasonably request. Institutions will be required to certify to the Trust that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.

     Prior to the initial purchase of shares of the Class, an Account Application, which can be obtained from the Transfer Agent, must be completed and sent to the Transfer Agent at P.O. Box 4497, Houston, Texas 77210-4497. Any changes made to the information provided in the Account Application must be made in writing or by completing a new form and providing it to the Transfer Agent. An investor must open an account in the shares of the Class through an Institution in accordance with procedures established by such Institution. Each Institution separately determines the rules applicable to accounts in the shares of the Class opened with it, including minimum initial and subsequent investment requirements and the procedures to be followed by investors to effect purchases of shares of the Class. The minimum initial investment is $1,000, and there is no minimum amount of subsequent purchases of shares of the Class by an Institution on behalf of its customers. An investor who proposes to open a Portfolio account with an Institution should consult with a representative of such Institution to obtain a description of the rules governing such an account. The Institution holds shares of the Class registered in its name, as agent for the customer, on the books of the Institution. A statement with regard to the customer's shares of the Class is supplied to the customer periodically, and confirmations of all transactions for the account of the customer are provided by the Institution to the customer promptly upon request. In addition, the Institution sends to each customer proxies, periodic reports and other information with regard to the customer's shares of the Class. The customer's shares of the Class are fully assignable and subject to encumbrance by the customer.

     All agreements which relate to a customer's account with an Institution are with the Institution. An investor may terminate his relationship with an Institution at any time, in which case an account in the investor's name will be established directly with the Portfolio and the investor will become a shareholder of record. In such case, however, the investor will not be able to purchase additional shares of the Class directly, except through reinvestment of dividends and distributions.

     Orders for the purchase of shares of the Class are placed by the investor with the Institution. The Institution is responsible for the prompt transmission of the order to the Trust. The Portfolio will normally be required to make immediate settlement in federal funds (member bank deposits with a Federal Reserve

Bank) for portfolio securities purchased. Accordingly, payment for shares of the Class purchased by Institutions on behalf of their customers must be in federal funds. If an investor's order to purchase shares of the Class is paid for other than in federal funds, the Institution, acting on behalf of the investor, completes the conversion into federal funds (which may take two business days), or itself advances federal funds prior to conversion, and promptly transmits the order and payment in the form of federal funds to the Transfer Agent.

     Subject to the conditions stated above and to the Trust's right to reject any purchase order, orders will be accepted (i) when payment for shares of the Class purchased is received by The Bank of New York, the Trust's custodian bank, in the form described above and notice of such order is provided to the Transfer Agent or (ii) at the time the order is placed, if the Portfolio is assured of payment. Shares of the Class purchased by orders which are accepted prior to 5:00 p.m. Eastern Time will earn the dividend declared on the date of purchase.

     Any request for a correction to a transaction of Portfolio shares must be submitted in writing to the Transfer Agent. The Transfer Agent reserves the right to reject any such request. When a correction results in a dividend adjustment, the institution must agree in writing to reimburse the Portfolio for any loss resulting from the correction. Failure to deliver purchase proceeds on the requested settlement date may result in a claim against the institution for an amount equal to the overdraft charge incurred by the Portfolio.

     Federal Reserve wires should be sent as early as possible in order to facilitate crediting to the shareholder's account. Any funds received with respect to an order which is not accepted by the Trust and any funds received for which an order has not been received will be returned to the sending Institution. An order must specify that it is for the purchase of Shares of the "Reserve Class of the Treasury Portfolio," otherwise any funds received will be returned to the sending Institution.

     The Trust reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject any purchase order.

                              REDEMPTION OF SHARES

     A shareholder may redeem any or all of its shares of the Class at the net asset value next determined after receipt of the redemption request in proper form by the Trust. Redemption requests with respect to the Class may also be made via AIM LINK--Registered Trademark-- Remote. Normally, the net asset value per share of the Portfolio will remain constant at $1.00. See "Net Asset Value." Redemption requests with respect to shares of the Class are normally made through a customer's Institution.

     Payment for redeemed shares of the Class is normally made by Federal Reserve wire to the commercial bank account designated in the Institution's Account Application, but may be remitted by check upon request by a shareholder. If a redemption request is received by the Transfer Agent prior to 5:00 p.m. Eastern Time on a business day of the Portfolio, the redemption will be effected at the net asset value next determined on such day and the shares of the Class to be redeemed will not receive the dividend declared on the effective date of the redemption. If a redemption request is received by the Transfer Agent after 5:00 p.m. Eastern Time or on other than a business day of the Portfolio, the redemption will be effected at the net asset value of the Portfolio determined as of 5:00 p.m. Eastern Time on the next business day of the Portfolio, and the proceeds of such redemption will normally be wired on the effective day of the redemption. The Portfolio reserves the right to change the time of which redemption requests must be submitted to and received by the Transfer Agent for execution on the same day on any day when the U.S. primary broker-dealer community is closed for business or trading is restricted due to national holidays.

     A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Trust. The authorized signature on the notice must be guaranteed by a commercial bank or a trust company. Additional documentation may be required when deemed appropriate by the Trust, or the Transfer Agent.

     Shareholders may request a redemption by telephone. Neither the Transfer Agent nor FMC will be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the Account Application if they reasonably believe such request to be genuine but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), and mailings of confirmations promptly after the transaction.

     Payment for shares of the Class redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The Trust may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the Portfolio's best interest to do so.

     In certain cases, the Trust may call for the redemption of, or refuse to transfer or issue, shares of the Class in order to comply with law or to further the purposes for which the Trust is formed. If a transfer or redemption of shares of the Class causes the value of shares of the Class in an account to be less than $500, the Trust may cause the remaining shares to be redeemed.

                                   DIVIDENDS

     Dividends from the net income of the Portfolio are declared daily to shareholders of record of each class of the Portfolio as of immediately after 5:00 p.m. Eastern Time on the day of declaration. Net income for dividend purposes is determined daily as of 5:00 p.m. Eastern Time. The dividend accrued and paid for each class will consist of (a) income of the Portfolio, the allocation of which is based upon such class's pro rata share of the total outstanding shares representing an interest in the Portfolio, less (b) Portfolio expenses, such as custodian fees, trustees' fees, accounting and legal expenses, based upon such class's pro rata share of the net assets of the Portfolio, less
(c) expenses directly attributable to such class, such as distribution expenses, if any, and transfer agency fees. Although realized gains and losses on the assets of the Portfolio are reflected in its net asset value, they are not expected to be of an amount which would affect its $1.00 per share net asset value for purposes of purchases and redemptions. See "Net Asset Value." Distributions from net realized short-term gains may be declared and paid yearly or more frequently. See "Taxes." The Portfolio does not expect to realize any long-term capital gains or losses.

     All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. A shareholder may elect to have all dividends automatically reinvested in additional full and fractional shares of the Class at the net asset value as of 5:00 p.m. Eastern Time on the last business day of the month. Such election, or any revocation thereof, must be made in writing by the Institution to the Transfer Agent at P.O. Box 4497, Houston, Texas 77210-4497 and will become effective with dividends paid after its receipt by the Transfer Agent. If a shareholder redeems all the shares of the Class in its account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption.

     The Portfolio uses its best efforts to maintain the net asset value per share at $1.00 for purposes of sales and redemptions. See "Net Asset Value." Should the Trust incur or anticipate any unusual expense, loss or depreciation which could adversely affect the income or net asset value of the Portfolio, the Trust's Board of Trustees would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of the then prevailing circumstances. For example, under such unusual circumstances, the Board of Trustees might reduce or suspend the daily dividend in order to prevent to the extent possible the net asset value per share of the Portfolio from being reduced below $1.00. Thus, such expenses, losses or depreciation may result in a shareholder receiving no dividends for the period during which it held its shares of the Class and cause such a shareholder to receive upon redemption a price per share lower than the shareholder's original cost.

                                     TAXES

     The policy of the Portfolio is to distribute to its shareholders at least 90% of its investment company taxable income for each year and consistent therewith to meet the distribution requirements of Part I of

Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Portfolio also intends to meet the distribution requirements imposed by the Code in order to avoid the imposition of a 4% excise tax. The Portfolio intends to distribute at least 98% of its net investment income for the calendar year and at least 98% of its net realized capital gains, if any, for the period ending on October 31. The Portfolio also intends to meet the other requirements of Subchapter M, including the requirements with respect to diversification of assets and sources of income, so that the Portfolio will pay no taxes on net investment income and net realized capital gains paid to shareholders.

     Dividends paid by the Portfolio are subject to taxation as of the date of payment, whether received by shareholders in cash or shares of the Class. The Code provides an exception to this general rule: if the Portfolio declares a dividend in October, November or December to shareholders of record in such months and pays the dividend during January of the next year, a shareholder will be treated for tax purposes as having received the dividend on December 31 of the year in which it is declared rather than in January when it is paid. It is anticipated that no portion of distributions will be eligible for the dividends received deduction for corporations. Dividends paid by the Portfolio from its net investment income and short-term capital gains are taxable to shareholders at ordinary income tax rates.

     The Portfolio will be treated as a separate corporation for purposes of determining taxable income, distribution requirements and other requirements of Subchapter M. Therefore, the Portfolio may not offset its gains against the losses of the other portfolio of the Trust and each portfolio of the Trust must specifically comply with all the provisions of the Code.

     Distributions and transactions referred to in the preceding paragraphs may be subject to state, local or foreign taxes, and the treatment thereof may differ from the federal income tax consequences discussed herein. Shareholders are advised to consult with their own tax advisors concerning the application of state, local or foreign taxes.

     Foreign persons who file a United States tax return after December 31, 1996 for a U.S. tax refund and who are not eligible to obtain a social security number must apply to the Internal Revenue Service ("IRS") for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the Transfer Agent.

                                NET ASSET VALUE

     The net asset value per share of the Portfolio is determined daily as of 5:00 p.m. Eastern Time on each business day of the Portfolio. Net asset value per share is determined by dividing the value of the Portfolio's securities, cash and other assets (including interest accrued but not collected) less all of its liabilities (including accrued expenses and dividends payable), by the number of shares outstanding of the Portfolio and rounding the resulting per share net asset value to the nearest one cent.

     The securities of the Portfolio are valued on the basis of amortized cost pursuant to rules promulgated by the SEC to money market funds. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if the security were sold. During such periods, the daily yield on shares of the Portfolio, computed as described in "Purchases and Redemptions -- Performance Information" in the Statement of Additional Information, may differ somewhat from an identical computation made by an investment company with identical investments utilizing available indications as to market value to value its portfolio securities.

                               YIELD INFORMATION

     Yield information for the Class can be obtained by calling the Trust at
(800) 467-8792. Yields will fluctuate from time to time and are not necessarily indicative of future results. Accordingly, the yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield is a function of the type and quality of the Portfolio's investments, the Portfolio's maturity and the operating expense ratio of the Class. A SHAREHOLDER'S INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT OR BY ANY INSTITUTION. THESE FACTORS SHOULD BE CAREFULLY CONSIDERED BY THE INVESTOR BEFORE MAKING AN INVESTMENT IN THE PORTFOLIO.

     To assist banks and other institutions performing their own subaccounting, same day information as to the daily dividend per share for the Portfolio to eight decimal places and current yield normally will be available by 6:00 p.m. Eastern Time.

     From time to time and in its discretion, AIM or its affiliates may waive all or a portion of its advisory fees and/or assume certain expenses of the Portfolio. Such a practice will have the effect of increasing the Portfolio's yield and total return.

                            REPORTS TO SHAREHOLDERS

     The Trust furnishes shareholders with semi-annual reports containing information about the Portfolio and its operations, including a list of the investments held in the Portfolio and financial statements. The annual financial statements are audited by the Trust's independent auditors.

     Unless otherwise requested by the shareholder, each shareholder will be provided with a written confirmation for each transaction by its Institution. Institutions establishing sub-accounts will receive a written confirmation for each transaction in a sub-account. Duplicate confirmations may be transmitted to the beneficial owner of the sub-account if requested by the Institution. The Institution will receive a periodic statement setting forth, for each sub-account, the share balance, income earned for the month, income earned for the year to date and the total current value of the account.

                            MANAGEMENT OF THE TRUST
BOARD OF TRUSTEES

     The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to the Trust, including agreements with the Trust's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Trust are delegated to the Trust's officers and to AIM, subject always to the objectives and policies of the Trust and to the general supervision of the Trust's Board of Trustees. Information concerning the Board of Trustees may be found in the Statement of Additional Information. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM.

     For a discussion of AIM Management and its subsidiaries' Year 2000 Compliance Project, see "General Information -- Year 2000 Compliance Project."

INVESTMENT ADVISOR

     A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, acts as the investment advisor for the Portfolio pursuant to a Master Investment Advisory Agreement (the "Advisory Agreement"). AIM was organized in 1976 and, together with its affiliates, manages or advises over 90 investment company portfolios. Certain of the directors and officers of AIM are also trustees or executive officers of the Trust. AIM is a wholly owned subsidiary of AIM Management. AIM Management is a holding company engaged in the financial services business. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC, a publicly-traded holding company that, through its subsidiaries, engages in institutional investment management and retail fund businesses in the United States, Europe and the Pacific Region.

     Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Portfolio's shares are qualified for sale.

     For the fiscal year ended August 31, 1998, AIM received fees from the Trust under the Advisory Agreement with respect to the Portfolio which represented 0.06% of such Portfolio's average daily net assets.

ADMINISTRATIVE SERVICES

     The Trust has entered into a Master Administrative Services Agreement with AIM (the "Administrative Services Agreement"), pursuant to which AIM has agreed to provide or arrange for the provision of certain accounting and other administrative services to the Portfolio, including the services of a principal financial officer of the Trust and related staff. As compensation to AIM for its services under the Administrative Services Agreement, the Portfolio may reimburse AIM for expenses incurred by AIM in connection with such services.

FEE WAIVERS

     AIM or its affiliates may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee and/or assume certain expenses of the Portfolio but will retain its ability to be reimbursed for such fee or expenses prior to the end of the fiscal year.

DISTRIBUTOR

     The Trust has entered into a Master Distribution Agreement (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Class. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Certain trustees and officers of the Trust are affiliated with FMC and AIM. The Distribution Agreement provides that FMC has the exclusive right to distribute shares of the Class either directly or through other broker-dealers. FMC is the distributor of several of the mutual funds managed or advised by AIM.

     FMC may, from time to time, at its expense, pay a bonus or other consideration or incentive to dealers or banks who sell a minimum dollar amount of the shares of the Class during a specific period of time. In some instances, these incentives may be offered only to certain dealers or institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus payments or other consideration shall not exceed 0.05% of the net asset value of the shares of the Class sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of shares of the Class or the amount received as proceeds from such sales. Dealers or institutions may not use sales of the shares of the Class to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

DISTRIBUTION PLAN

     The Trust has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Trust may compensate FMC in connection with the distribution of shares of the Class in an amount equal to 1.00% on an annualized basis of the average daily net assets of the Portfolio attributable to the Class. Such amounts may be expended when and if authorized by the Board of Trustees and may be used to finance such distribution-related services as expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and costs of administering the Plan.

     Of the compensation paid to FMC under the Plan, a service fee may be paid to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Class, in amounts of up to 0.25% of the average net assets of the Portfolio attributable to the Class which are attributable to the customers of such dealers or financial institutions. Payments to dealers and other financial institutions in excess of such amount and payments retained by FMC would be characterized as an asset-based sales charge pursuant to the Plan. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to the Class. The Plan does not obligate the Trust to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan on behalf of the Class. Thus, under the Plan, even if FMC's actual expenses exceed the fee payable to FMC thereunder at any given time, the Trust will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

     The Plan requires the officers of the Trust to provide the Board of Trustees at least quarterly with a written report of the amounts expended pursuant to each Plan and the purposes for which such expenditures were made. The Board of Trustees shall review these reports in connection with their decisions with respect to the Plan.

     As required by Rule 12b-1 under the 1940 Act, the Plan has been approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Trustees"). In approving the Plan, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the Trust and the shareholders of the Class.

     The Plan may be terminated by a vote of a majority of the Qualified Trustees, or by a vote of a majority of the holders of the outstanding voting securities of the shares of the Class. Any change in the Plan that would increase materially the distribution expenses paid by the Class requires shareholder approval; otherwise the Plan may be amended by the trustees, including a majority of the Qualified Trustees, by vote cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Qualified Trustees is committed to the discretion of the Qualified Trustees.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     AIM is responsible for decisions to buy and sell securities for the Portfolio, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolio may also purchase securities from underwriters at prices which include a concession paid by the issuer to the underwriter.

     AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment programs. Certain research services furnished by dealers may be useful to clients of AIM other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio.

                              GENERAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES

     The Trust is a Delaware business trust. The Trust was originally incorporated in Maryland on January 24, 1977, but had no operations prior to November 10, 1980. Effective December 31, 1986, the Trust was reorganized as a Massachusetts business trust; and effective October 15, 1993, the Trust was reorganized as a Delaware business trust. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Treasury Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Trust and STIC. All historical financial and other information contained in this Prospectus for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof). Shares of beneficial interest of the Trust are divided into eighteen classes. Six classes, including the Class, represent interests in the Portfolio, six classes represent interests in the Treasury TaxAdvantage Portfolio, and six classes represent interests in the Government & Agency Portfolio. Each class of shares has a par value of $.01 per share. The other classes of the Trust may have different sales charges and other expenses which may affect performance. An investor may obtain information concerning the Trust's other classes by contacting FMC.

     All shares of the Trust have equal rights with respect to voting, except that the holders of shares of a particular portfolio or class will have the exclusive right to vote on matters pertaining solely to that portfolio or class. For example, holders of shares of a particular portfolio will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such portfolio. In addition, if a portfolio is divided into various classes, holders of shares of a particular class will have the exclusive right to vote on any matter, such as distribution arrangements, which relates solely to such class. The shareholders of the Class have distinctive rights with respect to dividends and redemption which are more fully described in this Prospectus. In the event of liquidation or termination of the Trust, holders of shares of each portfolio will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective portfolio to which such shares relate, less (b) the liabilities of the Trust attributable to the respective portfolio or allocated to the respective portfolio based on the liquidation value of such portfolio. Fractional shares of each portfolio have the same rights as full shares to the extent of their proportionate interest.

     There will not normally be annual shareholders' meetings. Shareholders may remove trustees from office by votes cast at a meeting of shareholders called solely for such purpose or by written consent. A meeting of shareholders for the sole purpose of considering removal of a trustee shall be called at the request of the holders of 10% or more of the Trust's outstanding shares.

     There are no preemptive or conversion rights applicable to any of the Trust's shares. The Trust's shares, when issued, will be fully paid and non-assessable. The Board of Trustees may create additional portfolios and classes of the Trust without shareholder approval.

TRANSFER AGENT AND CUSTODIAN

     The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, acts as custodian for the portfolio securities and cash of the Portfolio. A I M Fund Services, Inc., P.O. Box 4497, Houston, Texas 77210-4497 acts as transfer agent for the shares of the Class.

LEGAL COUNSEL

     The law firm of Ballard Spahr Andrews & Ingersoll, LLP, Philadelphia, Pennsylvania, serves as counsel to the Trust and passes upon certain legal matters for the Trust.

SHAREHOLDER INQUIRIES

     Shareholder inquiries concerning the status of an account should be directed to an investor's Institution, or to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or may be made by calling (800) 467-8792.

YEAR 2000 COMPLIANCE PROJECT

     In providing services to the Trust, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the Trust provide the Trust and its shareholders.

     To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely (i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be reviewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that the AIM Management and its subsidiaries will not otherwise be adversely affected by the year 2000 issue.

OTHER INFORMATION

     This Prospectus sets forth basic information that investors should know about the Trust and the Portfolio prior to investing. A Statement of Additional Information has been filed with the SEC. Copies of the Statement of Additional Information are available upon request and without charge by writing or calling the Trust or FMC. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

===============================================================================
SHORT-TERM INVESTMENTS TRUST
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173
(800) 467-8792

INVESTMENT ADVISOR
A I M ADVISORS, INC.
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173
(713) 626-1919

DISTRIBUTOR
FUND MANAGEMENT COMPANY
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173
(800) 467-8792

AUDITORS
KPMG PEAT MARWICK LLP
700 Louisiana
Houston, Texas 77002

CUSTODIAN
THE BANK OF NEW YORK
90 Washington Street
11th Floor
New York, New York 10286

TRANSFER AGENT
A I M FUND SERVICES, INC.
P.O. Box 4497
Houston, Texas 77210-4497

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY JURISDICTION TO ANY PERSON TO WHOM SUCH OFFERING MAY NOT LAWFULLY BE MADE.
===============================================================================


===============================================================================

                                   PROSPECTUS

                               December 18, 1998

                                   SHORT-TERM
                               INVESTMENTS TRUST

                             ---------------------

                               TREASURY PORTFOLIO

                             ---------------------

                                 RESERVE CLASS
                               TABLE OF CONTENTS

                                                    PAGE
Summary...........................................    2
Table of Fees and Expenses........................    4
Suitability for Investors.........................    5
Investment Program................................    5
Purchase of Shares................................    7
Redemption of Shares..............................    9
Dividends.........................................   10
Taxes.............................................   10
Net Asset Value...................................   11
Yield Information.................................   11
Reports to Shareholders...........................   12
Management of the Trust...........................   12
General Information...............................   14

==============================================================================

SHORT-TERM
INVESTMENTS TRUST

                         Prospectus
--------------------------------------------------------------------------------

TREASURY                      The Treasury Portfolio is a money market fund
PORTFOLIO                whose investment objective is the maximization of
                         current income to the extent consistent with the
RESOURCE                 preservation of capital and the maintenance of
CLASS                    liquidity. The Treasury Portfolio seeks to achieve its
                         objective by investing in direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The instruments purchased by the Treasury
                         Portfolio will have maturities of 397 days or less.

DECEMBER 18, 1998             The Treasury Portfolio is a series portfolio of
                         Short-Term Investments Trust (the "Trust"), an open-end, diversified, series management investment company. This Prospectus relates solely to the Resource Class of the Treasury Portfolio, a class of shares designed to be a convenient vehicle in which institutional customers of banks, certain broker-dealers and other financial institutions can invest in a diversified money market fund.

                              THESE SECURITIES HAVE NOT BEEN APPROVED OR
                         DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              THIS PROSPECTUS SETS FORTH BASIC INFORMATION THAT
                         A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN SHARES OF THE RESOURCE CLASS OF THE TREASURY PORTFOLIO AND SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. A STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 18, 1998, HAS BEEN FILED WITH THE UNITED STATES SECURITIES AND EXCHANGE COMMISSION (THE "SEC") AND IS HEREBY INCORPORATED BY REFERENCE. FOR A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION WITHOUT CHARGE, WRITE TO THE ADDRESS BELOW OR CALL (800) 825-6858. THE SEC MAINTAINS A WEB SITE AT HTTP://WWW.SEC.GOV THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING THE TRUST.

                              THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS
                         OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE TRUST'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT THE TREASURY PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. SHARES OF THE TRUST INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

[AIM LOGO APPEARS HERE]

Fund Management Company

11 Greenway Plaza
Suite 100
Houston, Texas 77046-1173
(800) 825-6858

                                    SUMMARY

THE PORTFOLIO AND ITS INVESTMENT OBJECTIVE

  The Trust is an open-end diversified series management investment company. This Prospectus relates to the Resource Class (the "Class") of the Treasury Portfolio (the "Portfolio"). The Portfolio is a money market fund which invests in direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The instruments purchased by the Portfolio will have maturities of 397 days or less. The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

  Pursuant to separate prospectuses, the Trust also offers other classes of shares of beneficial interest representing interests in the Portfolio: the Cash Management Class, Institutional Class, Personal Investment Class, Private Investment Class, and Reserve Class. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The Trust also offers shares of six classes of the Treasury TaxAdvantage Portfolio and shares of six classes of the Government & Agency Portfolio, each pursuant to separate prospectuses. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The portfolios of the Trust are referred to collectively as the "Portfolios."

  Because the Trust declares dividends on a daily basis, shares of each class of the Portfolio have the same net asset value (proportionate interest in the net assets of the Portfolio) and bear equally those expenses, such as the advisory fee, that are allocated to the Portfolio as a whole. All classes of the Portfolio share a common investment objective and portfolio of investments. However, different classes of the Portfolio have different shareholder qualifications and are separately allocated certain class expenses, such as those associated with the distribution of their shares. Therefore, each class will have a different dividend payment and a different yield.

INVESTORS IN THE CLASS

  The Class is designed to be a convenient vehicle in which institutional customers of banks, certain broker-dealers and other financial institutions can invest in a diversified open-end money market fund.

PURCHASE OF SHARES

  Shares of the Class that are offered hereby are sold at net asset value. The minimum initial investment in the Class is $10,000. There is no minimum amount for subsequent investments. Payment for shares of the Class purchased must be in funds immediately available to the Portfolio. See "Purchase of Shares."

REDEMPTION OF SHARES

  Redemptions may be made without charge at net asset value. Payment for redeemed shares of the Class for which redemption orders are received prior to 5:00 p.m. Eastern Time will normally be made on the same day. See "Redemption of Shares."

DIVIDENDS

  The net income of the Portfolio is declared as a dividend daily to shareholders of record immediately after 4:00 p.m. Eastern Time. Dividends are paid monthly by check or wire transfer unless the shareholder has previously elected to have such dividends automatically reinvested in additional shares of the Class. Information concerning the amount of the dividends declared on any particular day will normally be available by 6:00 p.m. Eastern Time on that day. See "Dividends."

NET ASSET VALUE

  The Trust uses the amortized cost method of valuing the securities of the Portfolio and rounds the per share net asset value to the nearest whole cent. Accordingly, the net asset value per share of the Portfolio will normally remain constant at $1.00. AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. See "Net Asset Value."

INVESTMENT ADVISOR

  A I M Advisors, Inc. ("AIM") serves as the Portfolio's investment advisor and receives a fee based on the Portfolio's average daily net assets. During the fiscal year ended August 31, 1998, the Trust paid AIM advisory fees with respect to the Portfolio which represented 0.06% of the average daily net assets of the Portfolio. AIM is primarily engaged in the business of acting as manager or advisor to investment companies. Under a separate Administrative Services Agreement, AIM may be reimbursed by the Trust for its costs of performing certain accounting and other administrative services for the Fund. See "Management of the Trust -- Investment Advisor" and "-- Administrative Services." Under a Transfer Agency and Service Agreement, A I M Fund Services, Inc. ("Transfer Agent"), AIM's wholly owned subsidiary and a registered transfer agent, receives a fee for its provision of transfer agency, dividend distribution and disbursement, and shareholder services to the Trust. See "General Information -- Transfer Agent and Custodian."

DISTRIBUTOR AND DISTRIBUTION PLAN

  Fund Management Company ("FMC") acts as the exclusive distributor of the shares of the Class. Pursuant to a plan of distribution adopted by the Trust's Board of Trustees, FMC receives a fee from the Trust of up to 0.20% of the average daily net assets of the Portfolio attributable to the shares of the Class as compensation for distribution-related services pursuant to plans of distribution adopted by the Trust's Board of Trustees. The Trust may also make payments pursuant to such distribution plans to certain broker-dealers or other financial institutions for distribution-related services. See "Purchase of Shares" and "Distribution Plan."

SPECIAL RISK CONSIDERATIONS

  The Portfolio may borrow money and enter into reverse repurchase agreements. The Portfolio may invest in repurchase agreements and purchase securities for delayed delivery. Accordingly, an investment in the Portfolio may entail somewhat different risks from an investment in an investment company that does not engage in such practices. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. See "Investment Program."

  The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM
Logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest With Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

                           TABLE OF FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES*
  Maximum sales load imposed on purchases
     (as a percentage of offering price)....................                  None
  Maximum sales load on reinvested dividends
     (as a percentage of offering price)....................                  None
  Deferred sales load (as a percentage of original purchase
     price or redemption
     proceeds, as applicable)...............................                  None
  Redemption fees (as a percentage of amount
     redeemed, if applicable)...............................                  None
  Exchange fee..............................................                  None

ANNUAL PORTFOLIO OPERATING EXPENSES -- RESOURCE CLASS
  (AS A PERCENTAGE OF AVERAGE NET ASSETS)
  Management fees...........................................                  0.06%
  12b-1 fees (after fee waivers)**..........................                  0.16%
  Other expenses (estimated):
     Custodian fees.........................................      0.01%
     Other..................................................      0.01%
                                                                ------
          Total other expenses..............................                  0.02%
                                                                            ------
  Total portfolio operating expenses -- Resource Class**....                  0.24%
                                                                            ======

---------------
 * Beneficial owners of shares of the Class should consider the effect of any charges imposed by their bank, broker-dealer or other financial institution for various services.

** Had there been no fee waivers, 12b-1 fees and Total portfolio operating expenses would be 0.20% and 0.28%, respectively.

EXAMPLE

  An investor in the Class would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.

 1 year.....................................................  $ 3
 3 years....................................................  $ 8
 5 years....................................................  $14
10 years....................................................  $31

  The Table of Fees and Expenses is designed to assist an investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management of the Trust" below.) The expense figures are based upon actual costs and fees charged to the Class for the fiscal year ended August 31, 1998. The "Other Expenses" and "12b-1 fees" figures are based upon estimated costs and the estimated size of the Class and the Portfolio and estimated fees to be charged for the current fiscal year. Thus, actual expenses may be greater or less than such estimates. Future waivers of fees (if any) may vary from the figures reflected in the Table of Fees and Expenses. To the extent any service providers assume expenses of the Class, such assumption of expenses will have the effect of lowering the Class's overall expense ratio and increasing its yield to investors. Beneficial owners of shares of the Class should also consider the effect of any charges imposed by the institution maintaining their accounts.

  The example in the Table of Fees and Expenses assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Portfolio Operating Expenses -- Resource Class" remain the same in the years shown.

  The example shown in the above table is based on the amounts listed under "Annual Portfolio Operating Expenses." THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE AN ACCURATE REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS

  Shown below are the per share data, ratios and supplemental data for each of the years in the two-year period ended August 31, 1998 and for the period March 12, 1996 (date sales commenced) through August 31, 1996. The data has been audited by KPMG Peat Marwick LLP, independent auditors, whose report on the financial statements and the related notes appears in the Statement of Additional Information.

                                                              1998          1997        1996
                                                            --------      --------     -------
Net asset value, beginning of period......................  $   1.00      $   1.00     $  1.00
Income from investment operations:
  Net investment income...................................      0.05          0.05        0.03
                                                            --------      --------     -------
Less distributions:
  Dividends from net investment income....................     (0.05)        (0.05)      (0.03)
                                                            --------      --------     -------
  Net asset value, end of period..........................  $   1.00      $   1.00     $  1.00
                                                            ========      ========     =======
  Total return............................................      5.47%         5.30%       5.09%(a)
                                                            ========      ========     =======
Ratios/supplemental data:
  Net assets, end of period (000s omitted)................  $455,961      $237,123     $33,339
                                                            ========      ========     =======
  Ratio of expenses to average net assets(b)..............      0.24%(c)      0.25%       0.25%(a)
                                                            ========      ========     =======
  Ratio of net investment income to average net
     assets(d)............................................      5.34%(c)      5.19%       5.07%(a)
                                                            ========      ========     =======

---------------

(a) Annualized.

(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursement were 0.28%, 0.29% and 0.29% (annualized) for the periods 1998-1996, respectively.

(c) Ratios are based on average net assets of $320,537,856.

(d) After fee waivers and/or expense reimbursements. Ratio of net investment income to average net assets prior to fee waivers and/or expense reimbursement was 5.30%, 5.15% and 5.03% (annualized) for the periods 1998-1996, respectively.

                           SUITABILITY FOR INVESTORS

  The shares of the Class are intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions who seek a convenient vehicle in which to invest in an open-end diversified money market fund. It is expected that the shares of the Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. The minimum initial investment is $10,000.

  Investors in the shares of the Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the shares of the Class.

                               INVESTMENT PROGRAM

INVESTMENT OBJECTIVE

  The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Portfolio seeks to achieve its objective by investing in direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The money market instruments in which the Portfolio invests are considered to carry very little risk and accordingly may not have as high a yield as that available on money market instruments of lesser quality. The Portfolio consists exclusively of money market instruments which have maturities of 397 days or less from the date of purchase (except that securities subject to repurchase agreements may have longer maturities).

INVESTMENT POLICIES

  The Portfolio invests exclusively in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and repurchase agreements relating to such securities. The Portfolio may also engage in the investment practices described below. The market values of the money market instruments held by the Portfolio will be affected by changes in the yields available on similar securities. If yields have increased since a security was purchased, the market value of such security will generally have decreased. Conversely, if yields have decreased, the market value of such security will generally have increased.

  REPURCHASE AGREEMENTS. The Portfolio intends to invest in repurchase agreements with banks and broker-dealers pertaining to the securities described above and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two nationally recognized statistical rating organizations ("NRSROs"), or, if only rated by one NRSRO, are rated in the highest rating category by the NRSRO, or, if unrated, are determined by the Portfolio's investment advisor (under the supervision of and pursuant to guidelines established by the Board of Directors) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. government securities. A repurchase agreement is an instrument under which the Portfolio acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed-upon time and price, thereby determining the yield during the Portfolio's holding period. Repurchase transactions are limited to a term not to exceed 365 days. The Portfolio may enter into repurchase agreements only with institutions believed by the Trust's Board of Trustees to present minimal credit risk. With regard to repurchase transactions, in the event of a bankruptcy or other default of a seller of a repurchase agreement (such as the seller's failure to repurchase the obligation in accordance with the terms of the agreement), the Portfolio could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. Repurchase agreements are considered to be loans under the 1940 Act.

  BORROWING MONEY/REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow money and enter into reverse repurchase agreements with respect to its portfolio securities in amounts up to 10% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement. Reverse repurchase agreements involve the sale by the Portfolio of a portfolio security at an agreed-upon price, date and interest payment. The Portfolio will borrow money or enter into reverse repurchase agreements solely for temporary or defensive purposes, such as to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests should they occur. Reverse repurchase transactions are limited to a term not to exceed 92 days. The Portfolio will use reverse repurchase agreements when the interest income to be earned from the securities that would otherwise have to be liquidated to meet redemption requests is greater than the interest expense of the reverse repurchase transaction. The Portfolio will give shareholders notice of its intent to enter into a reverse repurchase agreement in sufficient time to permit shareholder redemptions before the Portfolio enters into any reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio in lieu of liquidation may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. The risk, if encountered, could cause a reduction in the net asset value of the Portfolio's shares. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

  LENDING OF PORTFOLIO SECURITIES. The Portfolio may also lend its portfolio securities in amounts up to 33 1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.

  PURCHASING DELAYED DELIVERY SECURITIES. In managing the Portfolio's investments, AIM may indicate to dealers or issuers its interest in acquiring certain securities for the Portfolio for settlement beyond a customary settlement date. In some cases, the Portfolio may agree to purchase such securities at stated prices and yields. In such cases, such securities are considered "delayed delivery" securities when traded in the secondary market. Since this is done to facilitate the acquisition of portfolio securities and is not for the purpose of investment leverage, the amount of delayed delivery securities involved may not exceed the estimated amount of funds available for investment on the settlement date. Until the settlement date, liquid assets of the Portfolio with a dollar value sufficient at all times to make payment for the delayed delivery securities will be segregated. The total amount of segregated liquid assets may not exceed 25% of the Portfolio's total assets. The delayed delivery securities, which will not begin to accrue interest until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risks of market value fluctuations. The purchase price of the delayed delivery securities will be recorded as a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio's right to acquire delayed delivery securities will not be divested prior to the settlement date.

  ILLIQUID SECURITIES. The Portfolio will invest no more than 10% of its net assets in illiquid securities.

  PORTFOLIO TRANSACTIONS. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Securities held by the Portfolio will be disposed of prior to maturity if an earlier disposition is deemed desirable by AIM to meet redemption requests. In addition, AIM will continually monitor the creditworthiness of issuers whose securities are held by the Portfolio, and securities held by the Portfolio may be disposed of prior to maturity as a result of a revised credit evaluation of the issuer or other circumstances or considerations.

  INVESTMENT IN OTHER INVESTMENT COMPANIES. The Trust is permitted to invest in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and, if applicable, exemptive orders granted by the SEC.

  The investment policies described above may be changed by the Board of Trustees without the affirmative vote of a majority of the outstanding shares of beneficial interest of the Trust.

INVESTMENT RESTRICTIONS

  The Portfolio's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. These restrictions are designed to minimize certain risks associated with investing in specified types of securities or engaging in certain transactions and to limit the amount of the Portfolio's assets which may be concentrated in any specific industry or issuer. The most significant of these restrictions provide that the Portfolio will not:

          (1) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as such rule may be amended from time to time, and except that the Portfolio may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order; or

          (2) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities. The Portfolio will not purchase securities while borrowings in excess of 5% of its total assets are outstanding.

  The foregoing investment restrictions of the Portfolio (as well as certain others set forth in the Statement of Additional Information) are matters of fundamental policy which may not be changed without the affirmative vote of a majority of the outstanding shares of the Portfolio.

  In addition to the restrictions described above, the Portfolio must also comply with the requirements of Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time, which govern the operations of money market funds, and may be more restrictive than the policies described herein. A description of further investment restrictions applicable to the Portfolio is contained in the Statement of Additional Information.

                               PURCHASE OF SHARES

  Shares of the Class are sold on a continuing basis at their net asset value next determined after an order has been received by the Portfolio. As discussed below, the Trust reserves the right to reject any purchase order. Although there is no sales charge imposed on the purchase of shares of the Class, banks or other institutions may charge a recordkeeping, account maintenance or other fee to their customers, and beneficial holders of the shares of the Class should consult with the institutions maintaining their accounts to obtain a schedule of applicable fees. To facilitate the investment of proceeds of purchase orders, the investors are urged to place their orders as early in the day as possible. Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the Transfer Agent prior to 5:00 p.m. Eastern

Time on a business day of the Portfolio. Purchase orders received after such time will be processed at the next day's net asset value. Following the initial investment, subsequent purchases of shares of the Class may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product. Shares of the Class will earn the dividend declared on the effective date of purchase.

  A "business day of the Portfolio" is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Trust's custodian bank, are open for business. The Portfolio, however, reserves the right to change the time for which purchase and redemption request must be submitted to the Portfolio for execution on the same day or any day when the U.S. primary broker-dealer community is closed for business or trading is restricted due to national holidays. It is expected that The Bank of New York and the Federal Reserve Bank of New York will be closed during the next twelve months on Saturdays and Sundays, and on the observed holidays of New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

  Shares of the Class are sold to institutional customers of banks, certain broker-dealers and other financial institutions (individually, an "Institution" and collectively, "Institutions"). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an Institution may invest in the shares of the Class. Each Institution will render administrative support services to its customers who are the beneficial owners of the shares of the Class. Such services may include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Class; providing periodic statements showing a customer's account balance in shares of the Class; distribution of Trust proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the Institution; and such other services as the Trust may reasonably request. Institutions will be required to certify to the Trust that they comply with applicable state laws regarding registration as broker-dealers, or that they are exempt from such registration.

  Prior to the initial purchase of shares of the Class, an Account Application, which can be obtained from the Transfer Agent, must be completed and sent to the Transfer Agent at P.O. Box 4497, Houston, Texas 77210-4497. Any changes made to the information provided in the Account Application must be made in writing or by completing a new form and providing it to the Transfer Agent. An investor must open an account in the shares of the Class through an Institution in accordance with procedures established by such Institution. Each Institution separately determines the rules applicable to accounts in the shares of the Class opened with it, including minimum initial and subsequent investment requirements and the procedures to be followed by investors to effect purchases of shares of the Class. The minimum initial investment is $10,000, and there is no minimum amount of subsequent purchases of shares of the Class by an Institution on behalf of its customers. An investor who proposes to open a Portfolio account with an Institution should consult with a representative of such Institution to obtain a description of the rules governing such an account. The Institution holds shares of the Class registered in its name, as agent for the customer, on the books of the Institution. A statement with regard to the customer's shares of the Class is supplied to the customer periodically, and confirmations of all transactions for the account of the customer are provided by the Institution to the customer promptly upon request. In addition, the Institution sends to each customer proxies, periodic reports and other information with regard to the customer's shares of the Class. The customer's shares of the Class are fully assignable and subject to encumbrance by the customer.

  All agreements which relate to a customer's account with an Institution are with the Institution. An investor may terminate his relationship with an Institution at any time, in which case an account in the investor's name will be established directly with the Portfolio and the investor will become a shareholder of record. In such case, however, the investor will not be able to purchase additional shares of the Class directly, except through reinvestment of dividends and distributions.

  Orders for the purchase of shares of the Class are placed by the investor with the Institution. The Institution is responsible for the prompt transmission of the order to the Trust. The Portfolio will normally be required to make immediate settlement in federal funds (member bank deposits with a Federal Reserve Bank) for portfolio securities purchased. Accordingly, payment for shares of the Class purchased by Institutions on behalf of their customers must be in federal funds. If an investor's order to purchase shares of the Class is paid for other than in federal funds, the Institution, acting on behalf of the investor, completes the conversion into federal funds (which may take two business days), or itself advances federal funds prior to conversion, and promptly transmits the order and payment in the form of federal funds to the Transfer Agent.

  Subject to the conditions stated above and to the Trust's right to reject any purchase order, orders will be accepted (i) when payment for shares of the Class purchased is received by The Bank of New York, the Trust's custodian bank, in the form described above and notice of such order is provided to the Transfer Agent or (ii) at the time the order is placed, if the Portfolio is assured of payment. Shares of the Class purchased by orders which are accepted prior to 5:00 p.m. Eastern Time will earn the dividend declared on the date of purchase.

  Any request for correction to a transaction of Portfolio shares must be submitted in writing to the Transfer Agent. The Transfer Agent reserves the right to reject any such request. When a correction results in a dividend adjustment, the institution must agree in writing to reimburse the Portfolio for any loss resulting from the correction. Failure to deliver purchase proceeds on the requested settlement date may result in a claim against the institution for an amount equal to the overdraft charge incurred by the Portfolio.

  Federal Reserve wires should be sent as early as possible in order to facilitate crediting to the shareholder's account. Any funds received with respect to an order which is not accepted by the Trust and any funds received for which an order has not been received will be returned to the sending Institution. An order must specify that it is for the purchase of shares of the "Resource Class of the Treasury Portfolio," otherwise any funds received will be returned to the sending Institution.

  The Trust reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject any purchase order.

                              REDEMPTION OF SHARES

  A shareholder may redeem any or all of its shares of the Class at the net asset value next determined after receipt of the redemption request in proper form by the Trust. Redemption requests with respect to the Class may also be made via AIM LINK--Registered Trademark-- Remote. Normally, the net asset value per share of the Portfolio will remain constant at $1.00. See "Net Asset Value." Redemption requests with respect to shares of the Class are normally made through a customer's Institution.

  Payment for redeemed shares of the Class is normally made by Federal Reserve wire to the commercial bank account designated in the Institution's Account Application, but may be remitted by check upon request by a shareholder. If a redemption request is received by the Transfer Agent prior to 5:00 p.m. Eastern Time on a business day of the Portfolio, the redemption will be effected at the net asset value next determined on such day and the shares of the Class to be redeemed will not receive the dividend declared on the effective date of the redemption. If a redemption request is received by the Transfer Agent after 5:00 p.m. Eastern Time or on other than a business day of the Portfolio, the redemption will be effected at the net asset value of the Portfolio determined as of 5:00 p.m. Eastern Time on the next business day of the Portfolio, and the proceeds of such redemption will normally be wired on the effective day of the redemption. The Portfolio reserves the right to change the time for which redemption requests must be submitted to and received by the Transfer Agent for execution on the same day on any day when the U.S. primary broker-dealer community is closed for business or trading is restricted due to national holidays.

  A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Trust. The authorized signature on the notice must be guaranteed by a commercial bank or a trust company. Additional documentation may be required when deemed appropriate by the Trust or the Transfer Agent.

  Shareholders may request a redemption by telephone. Neither the Transfer Agent nor FMC will be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the Account Application if they reasonably believe such request to be genuine but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), and mailings of confirmations promptly after the transaction.

  Payment for shares of the Class redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The Trust may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the Portfolio's best interest to do so.

  The shares of the Class are not redeemable at the option of the Trust unless the Board of Trustees of the Trust determines in its sole discretion that failure to so redeem may have materially adverse consequences to the shareholders of the Trust.

                                   DIVIDENDS

  Dividends from the net income of the Portfolio are declared daily to shareholders of record of each class of the Portfolio as of immediately after 5:00 p.m. Eastern Time on the day of declaration. Net income for dividend purposes is determined daily as of 5:00 p.m. Eastern Time. The dividend accrued and paid for each class will consist of (a) income of the Portfolio, the allocation of which is based upon such class's pro rata share of the total outstanding shares representing an interest in the Portfolio, less (b) Portfolio expenses, such as custodian fees, trustees' fees, accounting and legal expenses, based upon such class's pro rata share of the net assets of the Portfolio, less
(c) expenses directly attributable to such class, such as distribution expenses, if any, and transfer agency fees. Although realized gains and losses on the assets of the Portfolio are reflected in its net asset value, they are not expected to be of an amount which would affect its $1.00 per share net asset value for purposes of purchases and redemptions. See "Net Asset Value." Distributions from net realized short-term gains may be declared and paid yearly or more frequently. See "Taxes." The Portfolio does not expect to realize any long-term capital gains or losses.

  All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. A shareholder may elect to have all dividends automatically reinvested in additional full and fractional Shares at the net asset value as of 4:00 p.m. Eastern Time on the last business day of the month. Such election, or any revocation thereof, must be made in writing by the Institution to the Transfer Agent at P.O. Box 4497, Houston, Texas 77210-4497 and will become effective with dividends paid after its receipt by the Transfer Agent. If a shareholder redeems all the Shares in its account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption.

  The Portfolio uses its best efforts to maintain its net asset value per share at $1.00 for purposes of sales and redemptions. See "Net Asset Value." Should the Trust incur or anticipate any unusual expense, loss or depreciation which could adversely affect the income or net asset value of the Portfolio, the Trust's Board of Trustees would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of the then prevailing circumstances. For example, under such unusual circumstances, the Board of Trustees might reduce or suspend the daily dividend in order to prevent to the extent possible the net asset value per share of the Portfolio from being reduced below $1.00. Thus, such expenses, losses or depreciation may result in a shareholder receiving no dividends for the period during which it held its Shares and cause such a shareholder to receive upon redemption a price per share lower than the shareholder's original cost.

                                     TAXES

  The policy of the Portfolio is to distribute to its shareholders at least 90% of its investment company taxable income for each year and consistent therewith to meet the distribution requirements of Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Portfolio also intends to meet the distribution requirements imposed by the Code in order to avoid the imposition of a 4% excise tax. The Portfolio intends to distribute at least 98% of its net investment income for the calendar year and at least 98% of its net realized capital gains, if any, for the period ending on October 31. The Portfolio also intends to meet the other requirements of Subchapter M, including the requirements with respect to diversification of assets and sources of income, so that the Portfolio will pay no taxes on net investment income and net realized capital gains paid to shareholders.

  Dividends paid by the Portfolio are subject to taxation as of the date of payment, whether received by shareholders in cash or shares of the Class. The Code provides an exception to this general rule: if the Portfolio declares a dividend in October, November or December to shareholders of record in such months and pays the dividend during January of the next year, a shareholder will be treated for tax purposes as having received the dividend on December 31 of the year in which it is declared rather than in January when it is paid. It is anticipated that no portion of distributions will be eligible for the dividends received deduction for corporations. Dividends paid by the Portfolio from its net investment income and short-term capital gains are taxable to shareholders at ordinary income tax rates.

  The Portfolio will be treated as a separate corporation for purposes of determining taxable income, distribution requirements and other requirements of Subchapter M. Therefore, the Portfolio may not offset its gains against the losses of the other portfolios of the Trust and each portfolio of the Trust must specifically comply with all the provisions of the Code.

  Distributions and transactions referred to in the preceding paragraphs may be subject to state, local or foreign taxes, and the treatment thereof may differ from the federal income tax consequences discussed herein. Shareholders are advised to consult with their own tax advisors concerning the application of state, local or foreign taxes.

  Foreign persons who file a United States tax return after December 31, 1996 for a U.S. tax refund and who are not eligible to obtain a social security number must apply to the Internal Revenue Service ("IRS") for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the Transfer Agent.

                                NET ASSET VALUE

  The net asset value per share of the Portfolio is determined daily as of 5:00 p.m. Eastern Time on each business day of the Portfolio. Net asset value per share is determined by dividing the value of the Portfolio's securities, cash and other assets (including interest accrued but not collected) less all of its liabilities (including accrued expenses and dividends payable), by the number of shares outstanding of the Portfolio and rounding the resulting per share net asset value to the nearest one cent.

  The securities of the Portfolio are valued on the basis of amortized cost pursuant to rules promulgated by the SEC applicable to money market funds. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if the security were sold. During such periods, the daily yield on shares of the Portfolio, computed as described in "Purchases and Redemptions -- Performance Information" in the Statement of Additional Information, may differ somewhat from an identical computation made by an investment company with identical investments utilizing available indications as to market value to value its portfolio securities.

                               YIELD INFORMATION

  Yield information for the Class can be obtained by calling the Trust at (800) 825-6858. Yields will fluctuate from time to time and are not necessarily indicative of future results. Accordingly, the yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield is a function of the type and quality of the Portfolio's investments, the Portfolio's maturity and the operating expense ratio of the Class. A SHAREHOLDER'S INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT OR BY ANY INSTITUTION. THESE FACTORS SHOULD BE CAREFULLY CONSIDERED BY AN INVESTOR BEFORE MAKING AN INVESTMENT IN THE PORTFOLIO.

  For the seven day period ended August 31, 1998 the current yield and the effective yield of the Class (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the annualized current yield for the period) were 5.37% and 5.52%, respectively. These performance numbers are quoted for illustration purposes only. The performance numbers for any other seven-day period may be substantially different from those quoted above.

  To assist banks and other institutions performing their own subaccounting, same day information as to the daily dividend per share for the Portfolio to eight decimal places and current yield normally will be available by 6:00 p.m. Eastern Time.

  From time to time and in its discretion, AIM or its affiliates may waive all or a portion of its advisory fees and/or assume certain expenses of the Portfolio. Such a practice will have the effect of increasing the Portfolio's yield and total return.

                            REPORTS TO SHAREHOLDERS

  The Trust furnishes shareholders with semi-annual reports containing information about the Portfolio and its operations, including a list of the investments held by the Portfolio and financial statements. The annual financial statements are audited by the Trust's independent auditors.

  Unless otherwise requested by the shareholder, each shareholder will be provided by its Institution with a written confirmation for each transaction. Institutions establishing sub-accounts will receive a written confirmation for each transaction in a sub-account. Duplicate confirmations may be transmitted to the beneficial owner of the sub-account if requested by the Institution. The Institution will receive a periodic statement setting forth, for each sub-account, the share balance, income earned for the month, income earned for the year to date and the total current value of the account.

                            MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

  The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to the Trust, including agreements with the Trust's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Trust are delegated to the Trust's officers and to AIM, subject always to the objective and policies of the Trust and to the general supervision of the Trust's Board of Trustees. Information concerning the Board of Trustees may be found in the Statement of Additional Information. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM.

  For a discussion of A I M Management and its subsidiaries' Year 2000 Compliance Project, see "General Information -- Year 2000 Compliance Project."

INVESTMENT ADVISOR

  A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, acts as the investment advisor for the Portfolio pursuant to a Master Investment Advisory Agreement (the "Advisory Agreement"). AIM was organized in 1976 and, together with its affiliates, manages or advises over 90 investment company portfolios. Certain of the directors and officers of AIM are also trustees or executive officers of the Trust. AIM is a wholly owned subsidiary of AIM Management. AIM Management is a holding company engaged in the financial services business. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC, a publicly-traded holding company that, through its subsidiaries, engages in institutional investment management and retail fund businesses in the United States, Europe and the Pacific Region.

  Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Portfolio's shares are qualified for sale.

  For the fiscal year ended August 31, 1998, AIM received fees from the Trust with respect to the Portfolio under the Advisory Agreement which represented 0.06% of the Portfolio's average daily net assets. During such fiscal year, the expenses of the Class, including AIM's fees, amounted to 0.24% of the Class's average daily net assets.

ADMINISTRATIVE SERVICES

  The Trust has entered into a Master Administrative Services Agreement with AIM (the "Administrative Services Agreement"), pursuant to which AIM has agreed to provide or arrange for the provision of certain accounting and other administrative services to the Portfolio, including the services of a principal financial officer of the Trust and related staff. As compensation to AIM for its services under the Administrative Services Agreement, the Portfolio may reimburse AIM for expenses incurred by AIM in connection with such services.

FEE WAIVERS

  AIM or its affiliates may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee and/or assume certain expenses of the Portfolio but will retain its ability to be reimbursed for such fee or expenses prior to the end of each fiscal year.

DISTRIBUTOR

  The Trust has entered into a Master Distribution Agreement (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Class. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Certain trustees and officers of the Trust are affiliated with FMC and AIM. The Distribution Agreement provides that FMC has the exclusive right to distribute shares of the Trust either directly or through other broker-dealers. FMC is the distributor of several of the mutual funds managed or advised by AIM.

  FMC may, from time to time, at its expense, pay a bonus or other consideration or incentive to dealers or financial institutions who sell a minimum dollar amount of the shares of the Class during a specific period of time. In some instances, these incentives may be offered only to certain dealers or financial institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus payments or other consideration shall not exceed 0.05% of the net asset value of the shares of the Class sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of shares of the Class or the amount received as proceeds from such sales. Sales of the shares of the Class may not be used to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

DISTRIBUTION PLAN

  The Trust has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Trust may compensate FMC in connection with the distribution of the shares of the Class an amount equal to 0.20% on an annualized basis of the average daily net assets of the Portfolio attributable to the Class. Such amount may be expended when and if authorized by the Board of Trustees and may be used to finance such distribution-related services as expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and costs of administering the Plan.

  Of the compensation paid to FMC under the Plan, a service fee may be paid to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Class, in amounts of up to 0.20% of the average daily net assets of the Portfolio attributable to the Class which are attributable to the customers of such dealers or financial institutions. Payments retained by FMC would be characterized as an asset-based sales charge pursuant to the Plan. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to the Class. The Plan does not obligate the Trust to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan on behalf of the Class. Thus, under the Plan, even if FMC's actual ex-penses exceed the fee payable to FMC thereunder at any given time, the Trust will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

  The Plan requires the officers of the Trust to provide the Board of Trustees at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. The Board of Trustees shall review these reports in connection with their decisions with respect to the Plan.

  As required by Rule 12b-1 under the 1940 Act, the Plan has been approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Trustees"). In approving the Plan, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the Trust and the holders of the shares of the Class.

  The Plan may be terminated by a vote of a majority of the Qualified Trustees, or by a vote of a majority of the holders of the outstanding voting securities of the class to which the Plan relates. Any change in the Plan that would increase materially the distribution expenses paid by the Class requires shareholder approval; otherwise the Plan may be amended by the trustees, including a majority of the Qualified Trustees, by vote cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Qualified Trustees is committed to the discretion of the Qualified Trustees.

PORTFOLIO TRANSACTIONS AND BROKERAGE

  AIM is responsible for decisions to buy and sell securities for the Portfolio, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolio may also purchase securities from underwriters at prices which include a concession paid by the issuer to the underwriter.

  AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment programs. Certain research services furnished by dealers may be useful to clients of AIM other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio.

                              GENERAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES

  The Trust is a Delaware business trust. The Trust was originally incorporated in Maryland on January 24, 1977, but had no operations prior to November 10, 1980. Effective December 31, 1986, the Trust was reorganized as a Massachusetts business trust; and effective October 15, 1993, the Trust was reorganized as a Delaware business trust. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Treasury Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Trust and STIC. All historical financial and other information contained in this Prospectus for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof). Shares of beneficial interest of the Trust are divided into eighteen classes. Six classes, including the Class, represent interests in the Portfolio, six classes represent interests in the Treasury TaxAdvantage Portfolio, and six classes represent interests in the Government & Agency Portfolio. Each class of shares has a par value of $.01 per share. The other classes of the Trust may have different sales charges and other expenses which may affect performance. An investor may obtain information concerning the Trust's other classes by contacting FMC.

  All shares of the Trust have equal rights with respect to voting, except that the holders of shares of a particular portfolio or class will have the exclusive right to vote on matters pertaining solely to that portfolio or class. For example, holders of shares of a particular portfolio will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such portfolio. In addition, if a portfolio is divided into various classes, holders of shares of a particular class will have the exclusive right to vote on any matter, such as distribution arrangements, which relates solely to such class. The holders of shares of the Portfolio have distinctive rights with respect to dividends and redemption which are more fully described in this Prospectus. In the event of liquidation or termination of the Trust, holders of shares of each portfolio will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective portfolio to which such shares relate, less
(b) the liabilities of the Trust attributable or allocated to the respective portfolio based on the liquidation value of the portfolio. Fractional shares of each portfolio have the same rights as full shares to the extent of their proportionate interest.

  There will not normally be annual shareholders' meetings. Shareholders may remove trustees from office by votes cast at a meeting of shareholders called solely for such purpose or by written consent. A meeting of shareholders for the sole purpose of considering removal of a trustee shall be called at the request of the holders of 10% or more of the Trust's outstanding shares.

  There are no preemptive or conversion rights applicable to any of the Trust's shares. The Trust's shares, when issued, will be fully paid and non-assessable. The Board of Trustees may create additional portfolios of the Trust without shareholder approval.

TRANSFER AGENT AND CUSTODIAN

  The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, acts as custodian for the portfolio securities and cash of the Portfolio. A I M Fund Services, Inc., P.O. Box 4497, Houston, Texas 77210-4497, acts as transfer agent for the shares of the Class.

LEGAL COUNSEL

  The law firm of Ballard Spahr Andrews & Ingersoll, LLP, Philadelphia, Pennsylvania, serves as counsel to the Trust and passes upon certain legal matters for the Trust.

SHAREHOLDER INQUIRIES

  Shareholder inquiries concerning the status of an account should be directed to an investor's Institution, or to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or may be made by calling (800) 825-6858.

YEAR 2000 COMPLIANCE PROJECT

  In providing services to the Trust, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the Trust provide the Trust and its shareholders.

  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be reviewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that AIM Management and its subsidiaries will not otherwise be adversely affected by the year 2000 issue.

OTHER INFORMATION

  This Prospectus sets forth basic information that investors should know about the Trust and the Portfolio prior to investing. A Statement of Additional Information has been filed with the SEC. Copies of the Statement of Additional Information are available upon request and without charge by writing or calling the Trust or FMC. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

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

================================================================================

SHORT-TERM INVESTMENTS TRUST
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173
(800) 825-6858

INVESTMENT ADVISOR
A I M ADVISORS, INC.
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173
(713) 626-1919

DISTRIBUTOR
FUND MANAGEMENT COMPANY
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173
(800) 825-6858

AUDITORS
KPMG PEAT MARWICK LLP
700 Louisiana
Houston, Texas 77002

CUSTODIAN
THE BANK OF NEW YORK
90 Washington Street,
11th Floor
New York, New York 10286

TRANSFER AGENT
A I M FUND SERVICES, INC.
P.O. Box 4497
Houston, Texas 77210-4497

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY JURISDICTION TO ANY PERSON TO WHOM SUCH OFFERING MAY NOT LAWFULLY BE MADE.

================================================================================

                                   PROSPECTUS

                               December 18, 1998

                                   SHORT-TERM
                               INVESTMENTS TRUST

                             ---------------------

                               TREASURY PORTFOLIO

                             ---------------------

                                 RESOURCE CLASS
                               TABLE OF CONTENTS

                                                    PAGE
Summary...........................................    2
Table of Fees and Expenses........................    4
Financial Highlights..............................    5
Suitability for Investors.........................    5
Investment Program................................    5
Purchase of Shares................................    7
Redemption of Shares..............................    9
Dividends.........................................    9
Taxes.............................................   10
Net Asset Value...................................   10
Yield Information.................................   11
Reports to Shareholders...........................   11
Management of the Trust...........................   11
General Information...............................   13

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